As filed with the Securities and Exchange             Registration No. 33-81216
Commission on January 19, 2001                        Registration No. 811-2513


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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                       Post-Effective Amendment No. 16 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
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     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
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It is proposed that this filing will become effective:

            60 days after filing pursuant to paragraph (a)(2) of Rule 485
   -----
     X      on February 1, 2001 pursuant to paragraph (a)(1) of Rule 485
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                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

                                                                                LOCATION - PROSPECTUS DATED MAY 1, 2000, AS
                                                                                       AMENDED BY SUPPLEMENTS DATED
                                                                                  DECEMBER 14, 2000 AND FEBRUARY 1, 2001
     FORM N-4
     ITEM NO.                         PART A (PROSPECTUS)
         1           Cover Page...........................................   Cover Page

         2           Definitions..........................................   Not Applicable

         3           Synopsis.............................................   Contract Overview; Fee Table

         4           Condensed Financial Information......................   Condensed Financial Information; Appendix IV -
                                                                             Condensed Financial Information

         5           General Description of Registrant, Depositor, and
                     Portfolio Companies..................................   Other Topics - The Company; Variable Annuity
                                                                             Account C; Appendix III - Fund Descriptions

         6           Deductions and Expenses..............................   Fee Table; Fees

         7           General Description of Variable Annuity Contracts....   Contract Overview; Other Topics

         8           Annuity Period.......................................   The Income Phase

         9           Death Benefit........................................   Death Benefit

        10           Purchases and Contract Value.........................   Contract Purchase or Participation; Your Account
                                                                             Value

        11           Redemptions..........................................   Right to Cancel

        12           Taxes................................................   Taxation

        13           Legal Proceedings....................................   Other Topics - Legal Matters and Proceedings

        14           Table of Contents of the Statement of Additional
                     Information..........................................   Contents of the Statement of Additional
                                                                             Information

                                                                              LOCATION - STATEMENT OF ADDITIONAL INFORMATION
                                                                                DATED MAY 1, 2000, AS AMENDED BY SUPPLEMENT
                                                                                          DATED DECEMBER 14, 2000
     FORM N-4                         PART B (STATEMENT OF
     ITEM NO.                       ADDITIONAL INFORMATION)
        15           Cover Page...........................................   Cover page

        16           Table of Contents....................................   Table of Contents

        17           General Information and History......................   General Information and History

        18           Services.............................................   General Information and History; Independent
                                                                             Auditors

        19           Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

        20           Underwriters.........................................   Offering and Purchase of Contracts

        21           Calculation of Performance Data......................   Performance Data; Average Annual Total Return
                                                                             Quotations

        22           Annuity Payments.....................................   Income Phase Payments

        23           Financial Statements.................................   Financial Statements of the Separate Account

                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information each dated May 1, 2000, as amended, are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 16 by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2000 and declared effective on May 1, 2000 and by reference to Registrant's filing under Rule 497(e), as filed on August 21, 2000 (File No. 333-81216) and by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on and declared effective on December 14, 2000 (File No. 33-81216).

A Supplement dated February 1, 2001 to the Prospectus and Statement of Additional Information is included in Parts A and B, respectively, of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT C

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

       SUPPLEMENT DATED FEBRUARY 1, 2001 TO PROSPECTUS DATED MAY 1, 2000
              AND AS AMENDED BY SUPPLEMENT DATED DECEMBER 14, 2000

The information in this supplement updates and amends certain information contained in the Prospectus dated May 1, 2000 and as amended by supplement dated December 14, 2000. You should read this supplement along with the Prospectus.

- The following paragraphs are added as subsections to the section entitled "Transfers":

    THE DOLLAR COST AVERAGING PROGRAM. Subject to state approval, the contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount from Aetna Money Market VP to the Fixed Plus Account, GAA, or one or more subaccounts that you select. Amounts transferred to or from the Fixed Plus Account and subsequently withdrawn from the contract during the accumulation phase may be subject to the Fixed Plus Account transfer and partial surrender restrictions. (See Appendix II). Amounts transferred from the Guaranteed Accumulation Account before the end of a guaranteed term may be subject to a market value adjustment. (See Appendix I and the Guaranteed Accumulation Account prospectus.) Dollar cost averaging is not permitted into the Lexington Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions." This program is not available to participants in the Account Rebalancing Program.

    THE ACCOUNT REBALANCING PROGRAM. Subject to state approval, this program allows you to have portions of your account value automatically reallocated to specified percentages on a scheduled basis. There is no additional charge for this service. Only account values invested in the subaccounts (excluding the Aetna GET Fund subaccount) are eligible to be rebalanced. Account values invested in the Guaranteed Accumulation Account and the Fixed Plus Account are not eligible to be rebalanced. To elect to participate in the Account Rebalancing Program, contact the Aetna Service Center. This program is not available to participants in the Dollar Cost Averaging Program.

- Subject to state approval, the following two sections are revised to delete the requirement that transferred funds under the modal contract must be from another investment provider under the SUNY Plan.

    The following replaces item number 2 in the section entitled "Contract Purchase or Participation--Contracts Available for Purchase":

    2) The modal contracts for ongoing contributions and transferred assets made to the SUNY Plan, a plan qualified under sections 401(a) and 414(h) of the Code.

    The following replaces the second bullet in the section entitled "Contract Purchase or Participation--Participating in the Contract":

    --Under the modal contract, we will allocate funds attributable to Code section 414(h) contributions to an employee account, and ongoing payments under Code section 401(a) and transferred funds attributable to Code section 401(a) contributions from another investment provider to an employer account.

- Throughout the prospectus, the name of the Aetna Processing Office has been changed to the Aetna Service Center.

X.81216-00

- Appendix IV--Condensed Financial Information, is amended to include financial data for the nine-month period ended September 30, 2000, as follows:
                        CONDENSED FINANCIAL INFORMATION
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   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
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THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 IS DERIVED FROM THE UNAUDITED INTERIM FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT. THE FINANCIAL STATEMENTS FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 ARE INCLUDED IN THE MAY 1, 2000 STATEMENT OF ADDITIONAL INFORMATION AS AMENDED ON FEBRUARY 1, 2001.

AETNA ASCENT VP
Value at beginning of period                              $17.940
Value at end of period                                    $18.475
Number of accumulation units outstanding at end of
 period                                                     5,766
AETNA BALANCED VP, INC.
Value at beginning of period                              $32.002
Value at end of period                                    $32.796
Number of accumulation units outstanding at end of
 period                                                   164,792
AETNA BOND VP
Value at beginning of period                              $53.738
Value at end of period                                    $56.008
Number of accumulation units outstanding at end of
 period                                                   136,553
AETNA CROSSROADS VP
Value at beginning of period                              $16.458
Value at end of period                                    $16.843
Number of accumulation units outstanding at end of
 period                                                     1,529
AETNA GROWTH AND INCOME VP
Value at beginning of period                             $284.994
Value at end of period                                   $277.132
Number of accumulation units outstanding at end of
 period                                                    31,420
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                              $23.044
Value at end of period                                    $22.565
Number of accumulation units outstanding at end of
 period                                                 1,156,729
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                              $12.967
Value at end of period                                    $16.213
Number of accumulation units outstanding at end of
 period                                                    56,704
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                              $10.019
Value at end of period                                    $10.591
Number of accumulation units outstanding at end of
 period                                                    43,932
AETNA LEGACY VP
Value at beginning of period                              $15.070
Value at end of period                                    $15.709
Number of accumulation units outstanding at end of
 period                                                         0
AETNA MONEY MARKET VP
Value at beginning of period                              $44.501
Value at end of period                                    $46.142
Number of accumulation units outstanding at end of
 period                                                   239,831
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                              $14.274
Value at end of period                                    $15.655
Number of accumulation units outstanding at end of
 period                                                    51,143
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                              $30.131
Value at end of period                                    $31.035
Number of accumulation units outstanding at end of
 period                                                    68,435
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                              $19.201
Value at end of period                                    $19.833
Number of accumulation units outstanding at end of
 period                                                   370,747
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                               $9.638
Value at end of period                                     $8.624
Number of accumulation units outstanding at end of
 period                                                   172,465
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Value at beginning of period                              $18.343
Value at end of period                                    $18.157
Number of accumulation units outstanding at end of
 period                                                   123,473
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                              $27.214
Value at end of period                                    $26.946
Number of accumulation units outstanding at end of
 period                                                   594,623
FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period                              $28.147
Value at end of period                                    $27.438
Number of accumulation units outstanding at end of
 period                                                   615,746

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JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                              $53.644
Value at end of period                                    $52.756
Number of accumulation units outstanding at end of
 period                                                   685,171
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                              $32.036
Value at end of period                                    $32.677
Number of accumulation units outstanding at end of
 period                                                 1,115,853
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                              $38.648
Value at end of period                                    $37.014
Number of accumulation units outstanding at end of
 period                                                 1,599,452
LEXINGTON EMERGING MARKETS FUND, INC.
Value at beginning of period                              $12.315
Value at end of period                                     $8.591
Number of accumulation units outstanding at end of
 period                                                   260,406
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                              $12.882
Value at end of period                                    $13.981
Number of accumulation units outstanding at end of
 period                                                   144,288
MFS TOTAL RETURN SERIES
Value at beginning of period                              $10.720
Value at end of period                                    $11.662
Number of accumulation units outstanding at end of
 period                                                     5,651
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                              $16.126
Value at end of period                                    $17.398
Number of accumulation units outstanding at end of
 period                                                    86,853
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                              $10.089
Value at end of period                                    $10.280
Number of accumulation units outstanding at end of
 period                                                   138,170
PORTFOLIO PARTNERS MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                              $43.112
Value at end of period                                    $46.380
Number of accumulation units outstanding at end of
 period                                                   521,019
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                              $28.710
Value at end of period                                    $25.838
Number of accumulation units outstanding at end of
 period                                                   631,098
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                              $17.796
Value at end of period                                    $21.026
Number of accumulation units outstanding at end of
 period                                                   133,650
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                              $32.585
Value at end of period                                    $26.534
Number of accumulation units outstanding at end of
 period                                                   263,078
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                              $25.283
Value at end of period                                    $27.318
Number of accumulation units outstanding at end of
 period                                                   277,528

X.81216-00

                           VARIABLE ANNUITY ACCOUNT C

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                      SUPPLEMENT DATED FEBRUARY 1, 2001 TO
            STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000 AND
                AS AMENDED BY SUPPLEMENT DATED DECEMBER 14, 2000


The information in this supplement updates and amends certain information contained in the Statement of Additional Information dated May 1, 2000 and as amended by supplement dated December 14, 2000. You should read this supplement along with the Statement of Additional Information.

- The following is added to the section entitled "Average Annual Total Return Quotations - Standardized and Non-Standardized":

         The tables below reflect the average annual standardized and non-standardized total return quotation figures for the period ended September 30, 2000.

                                                                     ---------------------------------------------------------------
                                                                                                                            DATE
                                                                                                                       CONTRIBUTIONS
                                                                                                                      FIRST RECEIVED
                                                                                                                         UNDER THE
                                                                                                                         SEPARATE
                                                                                        STANDARDIZED                      ACCOUNT
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                                                                                                            SINCE
SUBACCOUNT                                                             1 YEAR      5 YEAR      10 YEAR    INCEPTION*
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Aetna Ascent VP                                                        13.79%      12.45%                   13.04%       07/05/1995
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Aetna Balanced VP, Inc.(1)                                             12.37%      13.81%      12.32%
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Aetna Bond VP(1)                                                        3.43%       4.42%       6.48%
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Aetna Crossroads VP                                                    10.23%      10.43%                   10.96%       07/05/1995
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Aetna Growth and Income VP(1)                                           8.97%      16.02%      14.45%
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Aetna Index Plus Large Cap VP                                          14.33%                               21.75%       10/31/1996
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Aetna Index Plus Mid Cap VP                                            48.90%                               19.66%       05/04/1998
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Aetna Index Plus Small Cap VP                                          17.22%                                0.82%       05/04/1998
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Aetna Legacy VP                                                         9.15%       8.93%                    9.36%       07/05/1995
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Aetna Money Market VP(1)(2)                                             4.82%       4.20%       3.86%
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Aetna Value Opportunity VP                                             26.59%                               21.04%       05/30/1997
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Calvert Social Balanced Portfolio(1)                                   12.80%      12.31%      11.34%
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Fidelity VIP Equity-Income Portfolio                                    6.40%      12.56%                   14.66%       05/31/1994
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Fidelity VIP High Income Portfolio                                     (7.27%)                             (5.99%)       05/12/1998
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Fidelity VIP II Asset Manager Portfolio                                 7.36%      11.49%                   10.18%       03/31/1994
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Fidelity VIP II Contrafund-Registered Trademark- Portfolio             15.84%      18.00%                   20.53%       05/31/1995
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Fidelity VIP II Index 500 Portfolio                                    11.55%      19.80%                   20.57%       05/31/1995
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Janus Aspen Aggressive Growth Portfolio                                56.22%      29.35%                   30.61%       06/30/1994
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Janus Aspen Growth Portfolio                                           25.63%      23.58%                   24.26%       06/30/1995
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Janus Aspen Worldwide Growth Portfolio                                 35.80%      26.17%                   27.74%       05/31/1995
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Lexington Emerging Markets Fund, Inc.                                  26.00%      (0.05%)                 (2.28%)       10/31/1994
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Lexington Natural Resources Trust                                      12.59%       5.85%                    5.26%       10/14/1991
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MFS Total Return Series                                                11.52%                                5.95%       05/26/1998
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Oppenheimer Global Securities Fund/VA                                  47.27%                               23.99%       05/04/1998
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Oppenheimer Strategic Bond Fund/VA                                      4.09%                                0.93%       05/07/1998
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PPI MFS Capital Opportunities Portfolio                                38.63%                               27.82%       11/28/1997
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Neuberger Berman AMT Growth/PPI MFS Capital Opportunities(3)           38.63%      20.64%      17.70%
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PPI MFS Emerging Equities Portfolio                                    20.52%                               20.45%       11/28/1997
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Alger American Small Cap/PPI MFS Emerging Equities(3)                  20.52%      11.82%                   14.74%       09/30/1993
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PPI MFS Research Growth Portfolio                                      31.31%                               17.39%       11/28/1997
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American Century VP Capital Appreciation/PPI MFS Research Growth(3)    31.31%       6.91%                   10.26%       08/31/1992
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PPI Scudder International Growth Portfolio                              6.27%                               15.82%       11/28/1997
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X.SAI81216-00

                                                                     ---------------------------------------------------------------
                                                                                                                            DATE
                                                                                                                       CONTRIBUTIONS
                                                                                                                      FIRST RECEIVED
                                                                                                                         UNDER THE
                                                                                                                         SEPARATE
                                                                                        STANDARDIZED                      ACCOUNT
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                                                                                                            SINCE
SUBACCOUNT                                                             1 YEAR      5 YEAR      10 YEAR    INCEPTION*
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Scudder International Portfolio Class A/PPI Scudder International
Growth(3)                                                               6.27%      12.76%      11.35%
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PPI T. Rowe Price Growth Equity Portfolio                              28.55%                               20.01%       11/28/1997
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Alger American Growth/PPI T. Rowe Price Growth Equity(3)               28.55%      17.22%                   21.00%       10/31/1994
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Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended September 30, 2000 (on an annualized basis) was 5.11%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.
(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

                                                                --------------------------------------------------------------------
                                                                                                                              FUND
                                                                                                                           INCEPTION
                                                                                   NON-STANDARDIZED                           DATE
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                                                                                                                SINCE
                          SUBACCOUNT                              1 YEAR     3 YEARS    5 YEARS    10 YEARS  INCEPTION**
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Aetna Ascent VP                                                   13.79%      5.75%      12.45%                 13.04%    07/05/1995
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Aetna Balanced VP, Inc.(1)                                        12.37%     10.53%      13.81%     12.32%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                   3.43%      3.44%       4.42%      6.48%
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Aetna Crossroads VP                                               10.23%      4.99%      10.43%                 10.96%    07/05/1995
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Aetna Growth and Income VP(1)                                      8.97%      7.72%      16.02%     14.45%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                     14.33%     16.97%                             22.33%    09/16/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                       48.90%                                        23.84%    12/16/1997
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Aetna Index Plus Small Cap VP                                     17.22%                                         5.96%    12/19/1997
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Aetna Legacy VP                                                    9.15%      5.26%       8.93%                  9.36%    07/05/1995
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Aetna Money Market VP(1)(2)                                        4.82%      4.24%       4.20%      3.86%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                        26.59%     15.78%                             23.07%    12/13/1996
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Calvert Social Balanced Portfolio(1)                              12.80%      9.59%      12.31%     11.34%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                            6.40%      6.74%      12.56%     16.22%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)                             (7.27%)    (3.13%)      3.87%     10.31%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio(1)                         7.36%      7.91%      11.49%     11.92%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund-Registered Trademark- Portfolio        15.84%     15.35%      18.00%                 22.19%    01/03/1995
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                               11.55%     14.63%      19.80%                 17.25%    08/27/1992
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                           56.22%     43.37%      29.35%                 28.52%    09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                      25.63%     24.22%      23.58%                 20.44%    09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                            35.80%     23.94%      26.17%                 24.02%    09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.                             26.00%     (4.09%)     (0.05%)                (0.35%)   03/30/1994
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                                 12.59%     (5.67%)      5.85%                  5.26%    10/14/1991
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                           11.52%      8.02%      12.03%                 13.71%    01/03/1995
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                             47.27%     22.80%      20.77%                 14.99%    11/12/1990
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                 4.09%      1.98%       5.35%                  4.63%    05/03/1993
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                           38.63%                                        27.76%    11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital Opportunities(3)      38.63%     23.63%      20.64%     17.70%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                               20.52%                                        20.45%    11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)             20.52%     16.32%      11.82%     18.29%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                                 31.31%                                        17.38%    11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS Research
Growth(3)                                                         31.31%     11.85%       6.91%     11.23%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                         6.27%                                        15.90%    11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Growth Class A/PPI Scudder International
Growth(3)                                                          6.27%     12.08%      12.76%     11.35%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                         28.55%                                        19.96%    11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth Equity(3)          28.55%     17.33%      17.22%     20.73%
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**   Reflects performance from the fund's inception date.
(1)  These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended September 30, 2000 (on an annualized basis) was 5.11%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.
(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

- The following unaudited financial statements for the period ended September 30, 2000 are added to the Financial Statement sections:


X.SAI81216-00

VARIABLE ANNUITY ACCOUNT C
INDEX TO FINANCIALS FOR PERIOD ENDED SEPTEMBER 30, 2000

                                    PAGE
                                    -----
 Statement of Assets and
   Liabilities as of
   September 30, 2000
   (unaudited)....................   S-48

 Statement of Operations for the
   Nine Month Period Ended
   September 30, 2000
   (unaudited)....................   S-53

 Statements of Changes in Net
   Assets for the Nine Month
   Periods Ended September 30,
   2000 and September 30, 1999
   (unaudited)....................   S-53

 Condensed Financial Information
   for the Nine Month Period Ended
   September 30, 2000
   (unaudited)....................   S-54

 Notes to Financial Statements
   (unaudited)....................   S-84

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - September 30, 2000 (Unaudited)
ASSETS:
Investments, at net asset value: (Note 1)

                                                                               Net
                                          Shares             Cost           Assets
                                          ------             ----           ------
  Aetna Ascent VP:                     5,202,054  $    75,537,157  $    79,747,484
  Aetna Balanced VP, Inc.:            59,618,425      901,441,296      929,451,246
  Aetna Bond VP:                      23,145,696      298,345,540      292,561,594
  Aetna Crossroads VP:                 4,593,708       62,291,133       64,174,094
  Aetna Get Fund, Series C:           13,130,863      151,176,320      151,530,158
  Aetna Get Fund, Series D:           34,218,401      344,892,492      352,449,530
  Aetna Get Fund, Series E:           13,272,806      133,676,663      140,426,289
  Aetna Get Fund, Series G:            3,895,608       39,274,209       39,696,241
  Aetna Get Fund, Series H:            2,943,118       29,757,522       30,843,874
  Aetna Get Fund, Series I:              149,474        1,508,672        1,518,654
  Aetna Get Fund, Series J:               46,787          472,334          465,531
  Aetna Get Fund, Series K:                8,430           84,588           84,672
  Aetna Growth and Income VP:        186,409,938    6,007,628,270    5,376,062,605
  Aetna Growth VP:                    11,195,911      167,964,484      202,645,984
  Aetna Index Plus Large Cap VP:      26,453,126      472,260,820      522,449,233
  Aetna Index Plus Mid Cap VP:         1,711,415       23,970,802       26,424,250
  Aetna Index Plus Small Cap VP:         911,072       10,113,866       10,595,767
  Aetna International VP:              1,024,097       16,351,000       14,337,357
  Aetna Legacy VP:                     3,100,369       39,038,802       39,963,753
  Aetna Money Market VP:              23,527,744      311,815,277      314,996,495
  Aetna Small Company VP:              6,056,116      107,361,170      109,676,259
  Aetna Technology VP:                 2,623,455       25,668,842       23,479,921
  Aetna Value Opportunity VP:          2,834,926       42,648,652       43,686,203
  AIM V.I. Funds:
    Capital Appreciation Fund:           462,341       17,997,004       18,826,545
    Growth and Income Fund:            1,356,725       42,650,809       43,767,933
    Growth Fund:                         652,560       21,658,474       21,521,443
    Value Fund:                          622,438       20,390,620       19,488,521
  Calvert Social Balanced
    Portfolio:                        29,834,586       58,940,622       67,276,992
  Fidelity Investments Variable
    Insurance Products Fund:
    Equity-Income Portfolio:           7,490,481      171,317,268      183,816,408
    Growth Portfolio:                 10,118,503      417,336,102      503,699,058
    High Income Portfolio:               306,087        3,199,090        2,917,005
    Overseas Portfolio:                  899,118       21,450,920       19,564,802
  Fidelity Investments Variable Insurance
    Products Fund II:
    Asset Manager Portfolio:           1,511,207       24,714,815       25,146,490
    Contrafund Portfolio:             17,871,433      363,391,775      454,113,123
    Index 500 Portfolio:                 711,270      105,623,109      115,382,220

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - September 30, 2000 (Unaudited and continued):

                                                                               Net
                                          Shares             Cost           Assets
                                          ------             ----           ------
Janus Aspen Series:
  Aggressive Growth Portfolio:        26,024,402  $ 1,053,242,612  $ 1,375,389,645
  Balanced Portfolio:                 11,602,403      270,822,238      291,568,388
  Flexible Income Portfolio:           3,069,824       36,048,361       34,750,412
  Growth Portfolio:                   15,592,870      412,830,502      497,880,338
  Worldwide Growth Portfolio:         29,437,237      911,758,315    1,249,905,064
Lexington Emerging Markets Fund:         935,594       10,157,180        8,439,062
Lexington Natural Resources Trust
  Fund:                                1,162,141       15,137,495       15,863,230
MFS Funds:
  Total Return Series:                    53,762          943,106          996,751
Oppenheimer Funds:
  Global Securities Fund/VA:           1,125,664       37,061,011       35,379,609
  Strategic Bond Fund/VA:              1,140,541        5,461,212        5,360,543
Portfolio Partners, Inc. (PPI):
  PPI MFS Capital Opportunities
    Portfolio:                         6,130,692      246,960,577      313,584,917
  PPI MFS Emerging Equities
    Portfolio:                         7,382,741      364,340,749      549,571,217
  PPI MFS Research Growth
    Portfolio:                        17,692,080      188,019,486      264,142,752
  PPI Scudder International Growth
    Portfolio:                        12,355,443      262,426,507      232,900,109
  PPI T. Rowe Price Growth Equity
    Portfolio:                         3,901,450      187,930,310      257,261,592
                                                  ---------------  ---------------
NET ASSETS                                        $14,535,090,180  $15,375,781,363
                                                  ===============  ===============

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - September 30, 2000 (Unaudited and continued):

NET ASSETS REPRESENTED BY:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
6)

Aetna Ascent VP:
    Annuity contracts in accumulation.............  $   79,747,484
Aetna Balanced VP, Inc.:
    Annuity contracts in accumulation.............     894,471,329
    Annuity contracts in payment period...........      34,979,917
Aetna Bond VP:
    Annuity contracts in accumulation.............     286,825,905
    Annuity contracts in payment period...........       5,735,689
Aetna Crossroads VP:
    Annuity contracts in accumulation.............      64,102,720
    Annuity contracts in payment period...........          71,374
Aetna Get Fund, Series C:
    Annuity contracts in accumulation.............     151,530,158
Aetna Get Fund, Series D:
    Annuity contracts in accumulation.............     352,449,530
Aetna Get Fund, Series E:
    Annuity contracts in accumulation.............     140,426,289
Aetna Get Fund, Series G:
    Annuity contracts in accumulation.............      39,696,241
Aetna Get Fund, Series H:
    Annuity contracts in accumulation.............      30,843,874
Aetna Get Fund, Series I:
    Annuity contracts in accumulation.............       1,518,654
Aetna Get Fund, Series J:
    Annuity contracts in accumulation.............         465,531
Aetna Get Fund, Series K:
    Annuity contracts in accumulation.............          84,672
Aetna Growth and Income VP:
    Annuity contracts in accumulation.............   5,026,037,273
    Annuity contracts in payment period...........     350,025,332
Aetna Growth VP:
    Annuity contracts in accumulation.............     202,458,428
    Annuity contracts in payment period...........         187,556
Aetna Index Plus Large Cap VP:
    Annuity contracts in accumulation.............     520,347,045
    Annuity contracts in payment period...........       2,102,188
Aetna Index Plus Mid Cap VP:
    Annuity contracts in accumulation.............      26,424,250
Aetna Index Plus Small Cap VP:
    Annuity contracts in accumulation.............      10,595,767
Aetna International VP:
    Annuity contracts in accumulation.............      14,337,357
Aetna Legacy VP:
    Annuity contracts in accumulation.............         203,595
    Annuity contracts in payment period...........      39,760,158

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - September 30, 2000 (Unaudited and continued):

Aetna Money Market VP:
    Annuity contracts in accumulation.............  $  314,916,923
    Annuity contracts in payment period...........          79,572
Aetna Small Company VP:
    Annuity contracts in accumulation.............     109,635,112
    Annuity contracts in payment period...........          41,147
Aetna Technology VP
    Annuity contracts in accumulation.............      23,479,921
Aetna Value Opportunity VP:
    Annuity contracts in accumulation.............      43,686,203
AIM V.I. Funds:
  Capital Appreciation Fund:
    Annuity contracts in accumulation.............      18,826,545
  Growth and Income Fund:
    Annuity contracts in accumulation.............      43,767,933
  Growth Fund:
    Annuity contracts in accumulation.............      21,521,443
  Value Fund:
    Annuity contracts in accumulation.............      19,488,521
  Calvert Social Balanced Portfolio:
    Annuity contracts in accumulation.............      67,276,992
Fidelity Investments Variable Insurance Products
  Fund:
  Equity-Income Portfolio:
    Annuity contracts in accumulation.............     183,816,408
  Growth Portfolio:
    Annuity contracts in accumulation.............     503,699,058
  High Income Portfolio:
    Annuity contracts in accumulation.............       2,917,005
  Overseas Portfolio:
    Annuity contracts in accumulation.............      19,564,802
Fidelity Investments Variable Insurance Products
  Fund II:
  Asset Manager Portfolio:
    Annuity contracts in accumulation.............      25,146,490
  Contrafund Portfolio:
    Annuity contracts in accumulation.............     454,113,123
  Index 500 Portfolio:
    Annuity contracts in accumulation.............     115,382,220
Janus Aspen Series:
  Aggressive Growth Portfolio:
    Annuity contracts in accumulation.............   1,375,389,645
  Balanced Portfolio:
    Annuity contracts in accumulation.............     291,568,388
  Flexible Income Portfolio:
    Annuity contracts in accumulation.............      34,750,412

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - September 30, 2000 (Unaudited and continued):

  Growth Portfolio:
    Annuity contracts in accumulation.............  $    1,127,802
    Annuity contracts in payment period...........     496,752,536
  Worldwide Growth Portfolio:
    Annuity contracts in accumulation.............       1,200,854
    Annuity contracts in payment period...........   1,248,704,210
  Lexington Emerging Markets Fund:
    Annuity contracts in accumulation.............       8,439,062
  Lexington Natural Resources Trust Fund:
    Annuity contracts in accumulation.............      15,863,230
MFS Funds:
  Total Return Series:
    Annuity contracts in accumulation.............         996,751
Oppenheimer Funds:
  Global Securities Fund/VA:
    Annuity contracts in accumulation.............      35,379,609
  Strategic Bond Fund/VA:
    Annuity contracts in accumulation.............          23,455
    Annuity contracts in payment period...........       5,337,088
Portfolio Partners, Inc. (PPI):
  PPI MFS Capital Opportunities Portfolio:
    Annuity contracts in accumulation.............     313,217,320
    Annuity contracts in payment period...........         367,597
  PPI MFS Emerging Equities Portfolio:
    Annuity contracts in accumulation.............     549,431,632
    Annuity contracts in payment period...........         139,585
  PPI MFS Research Growth Portfolio:
    Annuity contracts in accumulation.............     264,142,752
  PPI Scudder International Growth Portfolio:
    Annuity contracts in accumulation.............     232,889,808
    Annuity contracts in payment period...........          10,301
  PPI T. Rowe Price Growth Equity Portfolio:
    Annuity contracts in accumulation.............          64,376
    Annuity contracts in payment period...........     257,197,216
                                                    --------------
                                                    $15,375,781,363
                                                    ==============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C

STATEMENT OF OPERATIONS (UNAUDITED)

                                                       PERIOD ENDED
                                                    SEPTEMBER 30, 2000
                                                        (UNAUDITED)
                                                    ------------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends.......................................    $  920,525,538
Expenses: (Notes 2 and 5)
  Valuation period deductions.....................      (134,405,965)
                                                      --------------
Net investment income.............................    $  786,119,573
                                                      --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on sales of investments: (Notes
  1, 4 and 5)
  Proceeds from sales.............................    $3,040,080,663
  Cost of investments sold........................     2,720,079,850
                                                      --------------
    Net realized gain on investments..............       320,000,813
                                                      --------------
Net unrealized gain on investments: (Note 5)
  Beginning of period.............................     2,223,496,072
  End of period...................................       840,691,183
                                                      --------------
    Net change in unrealized gain on
      investments.................................    (1,382,804,889)
                                                      --------------
Net realized and unrealized loss on investments...    (1,062,804,076)
                                                      --------------
Net increase in net assets resulting from
  operations......................................     ($276,684,503)
                                                      ==============

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                             PERIOD ENDED SEPTEMBER 30,
                                               2000             1999
                                            (UNAUDITED)      (UNAUDITED)
                                            -----------      -----------
FROM OPERATIONS:
Net investment income...................  $   786,119,573  $   336,099,660
Net realized gain on investments........      320,000,813      309,364,528
Net change in unrealized gain on
  investments...........................   (1,382,804,889)      62,009,112
                                          ---------------  ---------------
Net decrease (increase) in net assets
  resulting from operations.............     (276,684,503)     707,473,300
                                          ---------------  ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase
  payments..............................      944,837,233      862,555,019
Transfer from the Company for mortality
  guarantee adjustments.................        1,900,020        1,644,823
Transfers to the Company's fixed account
  options...............................       (5,983,404)     169,473,275
Transfer from the Company's other
  variable annuity accounts.............      292,140,652       30,341,778
Redemptions by contract holders.........   (1,008,165,629)  (1,066,755,857)
Annuity Payments........................      (35,549,599)     (32,319,325)
Other...................................          186,441          195,545
    Net increase (decrease) in net
      assets from unit transactions
      (Note 6)..........................      189,365,714      (34,864,742)
Change in net assets....................      (87,318,789)     672,608,558
                                          ---------------  ---------------
NET ASSETS:
Beginning of period.....................   15,463,100,152   12,426,365,277
                                          ---------------  ---------------
End of period...........................  $15,375,781,363  $13,098,973,835
                                          ===============  ===============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:
Qualified III              $ 17.940   $ 18.475              2.98%                           138.2       $         2,553
Qualified V                  17.814     18.323              2.86%                         1,493.4                27,363
Qualified VI                 17.940     18.475              2.98%                     2,467,875.7            45,593,601
Qualified VIII               17.934     18.467              2.97%                             8.6                   159
Qualified X (1.15)           18.533     19.100              3.06%                        12,361.6               236,102
Qualified X (1.25)           18.450     19.000              2.98%                       412,815.7             7,843,333
Qualified XI                 18.172     18.790              3.40%                        67,528.6             1,268,858
Qualified XII (0.35)         10.649     11.253              5.67%            (5)        134,720.7             1,515,957
Qualified XII (0.40)         16.043     16.626              3.63%                         1,942.4                32,295
Qualified XII (0.45)         10.836     11.226              3.60%                        58,463.2               656,312
Qualified XII (0.55)         10.819     11.200              3.52%                         3,501.2                39,212
Qualified XII (0.65)         10.802     11.173              3.43%                       204,607.4             2,286,127
Qualified XII (0.70)         10.793     11.160              3.40%                        23,653.8               263,978
Qualified XII (0.75)         10.784     11.147              3.37%                       224,395.4             2,501,317
Qualified XII (0.80)         11.458     11.839              3.33%                       204,598.2             2,422,269
Qualified XII (0.85)         16.002     16.528              3.29%                       118,545.2             1,959,288
Qualified XII (0.90)         11.279     11.646              3.25%                        21,646.0               252,080
Qualified XII (0.95)         15.944     16.455              3.20%                        53,748.2               884,446
Qualified XII (1.00)         15.915     16.419              3.17%                       406,325.8             6,671,618
Qualified XII (1.05)         15.886     16.383              3.13%                        55,272.5               905,551
Qualified XII (1.10)         15.857     16.348              3.10%                        28,098.7               459,345
Qualified XII (1.15)         15.828     16.312              3.06%                        30,197.8               492,578
Qualified XII (1.20)         15.799     16.276              3.02%                        38,858.7               632,462
Qualified XII (1.25)         15.770     16.240              2.98%                         1,870.6                30,379
Qualified XII (1.30)         15.742     16.205              2.94%                        12,203.6               197,756
Qualified XII (1.35)         16.103     16.169              0.41%            (2)              9.6                   156
Qualified XII (1.40)         15.685     16.134              2.86%                           735.9                11,872
Qualified XII (1.50)         15.628     16.063              2.78%                         2,405.1                38,634
Qualified XIII               18.135     18.717              3.21%                        11,132.0               208,362
Qualified XV                 18.105     18.686              3.21%                        11,069.3               206,843
Qualified XVI                17.818     18.315              2.79%                        37,117.1               679,799
Qualified XVII               18.102     18.690              3.25%                         1,675.3                31,312
Qualified XVIII              18.616     19.221              3.25%                         6,002.7               115,379
Qualified XXI                18.122     18.725              3.33%                        13,208.2               247,318
Qualified XXII               18.152     18.756              3.33%                         9,619.7               180,424
Qualified XXIV               16.192     16.425              1.44%            (6)         14,659.3               240,775
Qualified XXVII              18.479     18.492              0.07%            (2)         27,316.8               505,145
Qualified XXVIII             18.479     18.475             (0.02%)           (2)          5,766.0               106,526
--------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:
Qualified I                  32.205     33.019              2.53%                        41,222.6             1,361,122
Qualified III                32.002     32.796              2.48%                       225,375.9             7,391,508
Qualified V                  24.251     24.823              2.36%                         3,389.4                84,135
Qualified VI                 24.372     24.977              2.48%                    19,086,609.4           476,724,410
Qualified VII                23.469     24.062              2.53%                       225,912.4             5,435,992
Qualified VIII               22.622     23.182              2.48%                         4,662.1               108,078
Qualified IX                 22.855     23.509              2.86%                         2,593.9                60,981
Qualified X (1.15)           24.523     25.150              2.56%                        99,764.8             2,509,117
Qualified X (1.25)           24.372     24.977              2.48%                     4,723,677.4           117,982,837
Qualified XI                 24.687     25.403              2.90%                       681,968.8            17,323,991
Qualified XII (0.35)         12.051     12.467              3.45%            (5)      1,234,792.0            15,394,415
Qualified XII (0.40)         17.347     17.891              3.14%                        10,138.0               181,379
Qualified XII (0.45)         12.064     12.438              3.10%                       103,255.1             1,284,268
Qualified XII (0.55)         12.045     12.409              3.02%                       204,730.8             2,540,407
Qualified XII (0.65)         12.026     12.379              2.94%                       118,561.8             1,467,708
Qualified XII (0.70)         12.016     12.365              2.90%                       143,607.4             1,775,660
Qualified XII (0.75)         12.006     12.350              2.87%                       430,232.6             5,313,433
Qualified XII (0.80)         12.801     13.162              2.82%                     3,216,926.8            42,342,712
Qualified XII (0.85)         17.303     17.785              2.79%                     1,665,458.1            29,619,935
Qualified XII (0.90)         12.561     12.907              2.75%                        19,345.8               249,691

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
Qualified XII (0.95)       $ 17.240   $ 17.707              2.71%                       633,714.8       $    11,221,170
Qualified XII (1.00)         17.208     17.668              2.67%                     1,930,151.9            34,102,345
Qualified XII (1.05)         17.177     17.629              2.63%                       132,820.4             2,341,555
Qualified XII (1.10)         17.146     17.591              2.60%                        49,757.5               875,279
Qualified XII (1.15)         17.115     17.552              2.55%                       177,620.9             3,117,669
Qualified XII (1.20)         17.083     17.514              2.52%                        47,361.4               829,482
Qualified XII (1.25)         17.052     17.476              2.49%                         3,303.1                57,724
Qualified XII (1.30)         17.021     17.437              2.44%                         4,551.2                79,361
Qualified XII (1.35)         16.663     17.399              4.42%            (2)             59.3                 1,033
Qualified XII (1.40)         16.960     17.361              2.36%                         3,078.4                53,445
Qualified XII (1.50)         16.898     17.285              2.29%                         6,855.2               118,492
Qualified XIII               24.637     25.305              2.71%                       120,102.8             3,039,178
Qualified XV                 24.596     25.263              2.71%                        82,213.0             2,076,926
Qualified XVI                24.206     24.761              2.29%                       326,375.7             8,081,336
Qualified XVII               24.529     25.185              2.67%                       296,821.2             7,475,366
Qualified XVIII              24.529     25.185              2.67%                       497,621.0            12,532,456
Qualified XIX                32.412     33.294              2.72%                        55,562.3             1,849,866
Qualified XX                 32.208     33.069              2.67%                       110,661.7             3,659,496
Qualified XXI                24.619     25.314              2.82%                       229,237.1             5,803,003
Qualified XXII               24.660     25.357              2.83%                        88,791.3             2,251,444
Qualified XXIV               17.735     17.674             (0.34%)           (6)        351,232.7             6,207,684
Qualified XXVII              31.463     32.827              4.34%            (2)      1,649,271.9            54,140,653
Qualified XXVIII             31.464     32.796              4.23%            (2)        164,792.3             5,404,587
Annuity contracts in
  payment period                                                                                             34,979,917
--------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:
Qualified I                  54.432     56.757              4.27%                        11,835.5               671,741
Qualified III                53.738     56.008              4.22%                        35,699.3             1,999,430
Qualified V                  13.981     14.554              4.10%                        10,465.3               152,310
Qualified VI                 13.859     14.444              4.22%                    10,226,017.7           147,703,698
Qualified VII                12.833     13.381              4.27%                       130,536.7             1,746,704
Qualified VIII               12.760     13.298              4.22%                         7,879.7               104,787
Qualified IX                 13.012     13.602              4.53%                         1,440.0                19,588
Qualified X (1.15)           13.945     14.544              4.30%                        62,593.5               910,380
Qualified X (1.25)           13.859     14.444              4.22%                     1,765,453.7            25,500,058
Qualified XI                 14.037     14.690              4.65%                       270,300.5             3,970,806
Qualified XII (0.35)         10.424     10.926              4.82%            (5)        306,270.6             3,346,353
Qualified XII (0.40)         11.942     12.525              4.88%                         1,421.4                17,803
Qualified XII (0.45)         10.396     10.900              4.85%                        18,250.7               198,939
Qualified XII (0.55)         10.380     10.875              4.77%                        26,915.2               292,695
Qualified XII (0.65)         10.363     10.849              4.69%                       114,914.5             1,246,715
Qualified XII (0.70)         10.355     10.836              4.65%                       106,372.1             1,152,675
Qualified XII (0.75)         10.346     10.823              4.61%                       124,723.6             1,349,945
Qualified XII (0.80)         10.487     10.966              4.57%                       657,581.5             7,211,138
Qualified XII (0.85)         11.911     12.451              4.53%                       666,542.7             8,298,949
Qualified XII (0.90)         10.481     10.952              4.49%                         3,370.8                36,916
Qualified XII (0.95)         11.867     12.396              4.46%                       260,041.8             3,223,533
Qualified XII (1.00)         11.846     12.369              4.41%                       994,909.4            12,306,099
Qualified XII (1.05)         11.824     12.342              4.38%                        66,642.3               822,494
Qualified XII (1.10)         11.803     12.315              4.34%                        19,048.8               234,585
Qualified XII (1.15)         11.781     12.288              4.30%                        61,118.3               751,016
Qualified XII (1.20)         11.760     12.261              4.26%                        24,743.2               303,375
Qualified XII (1.25)         11.738     12.234              4.23%                         8,887.2               108,727
Qualified XII (1.30)         11.717     12.207              4.18%                         7,269.3                88,739
Qualified XII (1.35)         11.769     12.181              3.50%            (2)             58.1                   708
Qualified XII (1.40)         11.674     12.154              4.11%                         2,455.5                29,844
Qualified XII (1.50)         11.632     12.101              4.03%                           969.8                11,736
Qualified XIII               14.009     14.634              4.46%                       116,185.7             1,700,213
Qualified XV                 13.986     14.609              4.45%                        97,637.5             1,426,413

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP: (continued):
Qualified XVI              $ 13.764   $ 14.319              4.03%                       163,337.0       $     2,338,804
Qualified XVII               13.912     14.516              4.34%                       268,271.8             3,894,222
Qualified XVIII              13.912     14.516              4.34%                       537,917.9             7,808,394
Qualified XIX                54.642     57.039              4.39%                         9,004.5               513,611
Qualified XX                 53.945     56.287              4.34%                        19,803.6             1,114,680
Qualified XXI                13.999     14.639              4.57%                        14,063.2               205,874
Qualified XXII               14.022     14.664              4.58%                        37,027.0               542,946
Qualified XXIV               12.155     12.373              1.79%            (6)        160,215.2             1,982,360
Qualified XXVII              53.528     56.060              4.73%            (2)        603,603.1            33,837,916
Qualified XXVIII             53.528     56.008              4.63%            (2)        136,552.9             7,647,986
Annuity contracts in
  payment period                                                                                              5,735,689
--------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:
Qualified III                16.458     16.843              2.34%                            26.5                   446
Qualified V                  16.342     16.704              2.22%                           511.5                 8,545
Qualified VI                 16.458     16.843              2.34%                     2,096,615.5            35,312,494
Qualified X (1.15)           16.923     17.331              2.41%                        18,917.9               327,868
Qualified X (1.25)           16.847     17.241              2.34%                       310,428.3             5,351,950
Qualified XI                 16.670     17.130              2.76%                        72,466.8             1,241,349
Qualified XII (0.35)         10.497     11.096              5.71%            (5)         73,584.0               816,474
Qualified XII (0.40)         14.960     15.407              2.99%                           564.9                 8,703
Qualified XII (0.45)         10.752     11.070              2.96%                       135,092.9             1,495,428
Qualified XII (0.55)         10.735     11.044              2.88%                         4,463.0                49,287
Qualified XII (0.65)         10.718     11.018              2.80%                        97,501.7             1,074,228
Qualified XII (0.70)         10.709     11.005              2.76%                        13,463.0               148,154
Qualified XII (0.75)         10.701     10.992              2.72%                       195,111.8             2,144,585
Qualified XII (0.80)         11.275     11.577              2.68%                       121,222.8             1,403,422
Qualified XII (0.85)         14.921     15.316              2.65%                        64,446.9               987,046
Qualified XII (0.90)         11.115     11.405              2.61%                         5,665.6                64,614
Qualified XII (0.95)         14.867     15.249              2.57%                        56,634.2               863,589
Qualified XII (1.00)         14.840     15.215              2.53%                       127,857.8             1,945,377
Qualified XII (1.05)         14.813     15.182              2.49%                        57,169.1               867,929
Qualified XII (1.10)         14.786     15.149              2.46%                        46,355.7               702,224
Qualified XII (1.15)         14.759     15.115              2.41%                        17,338.6               262,080
Qualified XII (1.20)         14.732     15.082              2.38%                       382,776.4             5,773,124
Qualified XII (1.25)         14.705     15.049              2.34%                        10,709.2               161,166
Qualified XII (1.30)         14.679     15.016              2.30%                        13,632.9               204,715
Qualified XII (1.35)         14.793     14.983              1.28%            (2)              2.7                    41
Qualified XII (1.40)         14.625     14.951              2.23%                         3,206.4                47,938
Qualified XII (1.50)         14.572     14.885              2.15%                         1,353.7                20,150
Qualified XIII               16.637     17.064              2.57%                         9,343.4               159,434
Qualified XV                 16.609     17.035              2.56%                        13,100.7               223,175
Qualified XVI                16.346     16.697              2.15%                        30,941.6               516,628
Qualified XVII               16.607     17.039              2.60%                        37,561.3               640,013
Qualified XVIII              16.999     17.442              2.61%                        11,019.9               192,207
Qualified XXI                16.624     17.070              2.68%                        10,871.2               185,574
Qualified XXII               16.652     17.099              2.68%                        12,118.9               207,216
Qualified XXIV               14.969     15.220              1.68%            (6)          6,061.5                92,256
Qualified XXVII              16.637     16.858              1.33%            (2)         34,258.2               577,538
Qualified XXVIII             16.637     16.843              1.24%            (2)          1,529.1                25,753
Annuity contracts in
  payment period                                                                                                 71,374
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES C:
Qualified III                19.358     19.027             (1.71%)                       29,166.2               554,948
Qualified VI                 19.358     19.027             (1.71%)                    4,685,570.0            89,152,697
Qualified XI                 19.568     19.312             (1.31%)                      547,536.8            10,574,154
Qualified XII (0.60)         13.075     13.400              2.49%            (5)         66,327.8               888,776
Qualified XII (0.65)         19.672     19.459             (1.08%)                          109.6                 2,133
Qualified XII (0.70)         13.520     13.368             (1.12%)                       23,934.9               319,965

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES C: (continued):
Qualified XII (0.80)       $ 13.498   $ 13.337             (1.19%)                        6,967.8       $        92,927
Qualified XII (0.90)         13.477     13.305             (1.28%)                       10,694.0               142,287
Qualified XII (0.95)         12.849     13.290              3.43%            (5)          8,063.5               107,161
Qualified XII (1.00)         13.455     13.274             (1.35%)                      100,021.3             1,327,677
Qualified XII (1.05)         14.919     14.713             (1.38%)                      587,274.4             8,640,645
Qualified XII (1.10)         19.615     19.336             (1.42%)                       77,283.7             1,494,393
Qualified XII (1.15)         14.489     14.278             (1.46%)                        4,014.7                57,322
Qualified XII (1.20)         19.550     19.259             (1.49%)                      116,250.3             2,238,817
Qualified XII (1.25)         19.518     19.220             (1.53%)                      994,095.6            19,106,341
Qualified XII (1.30)         19.486     19.181             (1.57%)                        1,697.8                32,565
Qualified XII (1.35)         19.454     19.142             (1.60%)                        4,950.9                94,772
Qualified XII (1.40)         19.422     19.104             (1.64%)                        3,706.0                70,799
Qualified XII (1.45)         19.390     19.065             (1.68%)                        3,011.6                57,418
Qualified XIII               19.550     19.259             (1.49%)                       83,529.6             1,608,664
Qualified XV                 19.536     19.245             (1.49%)                       16,021.3               308,325
Qualified XVI                19.227     18.863             (1.89%)                       28,413.5               535,950
Qualified XVII               19.358     19.027             (1.71%)                       93,492.4             1,778,887
Qualified XXI                19.557     19.287             (1.38%)                       48,366.3               932,827
Qualified XXII               19.571     19.301             (1.38%)                       84,176.0             1,624,651
Qualified XXVII              18.371     19.045              3.67%            (2)        390,245.0             7,432,142
Qualified XXVIII             18.372     19.027              3.57%            (2)        123,661.4             2,352,915
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES D:
Qualified III                10.726     10.413             (2.92%)                        6,178.8                64,343
Qualified VI                 10.726     10.413             (2.92%)                   13,979,776.8           145,578,251
Qualified X (1.15)           10.726     10.413             (2.92%)                      139,046.9             1,447,964
Qualified X (1.25)           10.726     10.413             (2.92%)                    2,716,875.6            28,292,154
Qualified XI                 10.775     10.505             (2.51%)                    2,304,957.7            24,212,597
Qualified XII (0.60)         10.239     10.600              3.53%            (5)        123,387.4             1,307,947
Qualified XII (0.65)         10.833     10.584             (2.30%)                        1,176.9                12,456
Qualified XII (0.70)         10.832     10.579             (2.34%)                       53,616.8               567,233
Qualified XII (0.80)         10.818     10.559             (2.39%)                       29,655.0               313,112
Qualified XII (0.90)         10.805     10.538             (2.47%)                       22,607.0               238,226
Qualified XII (0.95)         10.103     10.527              4.20%            (5)         18,970.9               199,711
Qualified XII (1.00)         10.792     10.517             (2.55%)                      223,714.8             2,352,783
Qualified XII (1.05)         10.785     10.506             (2.59%)                    3,095,441.6            32,522,207
Qualified XII (1.10)         10.779     10.496             (2.63%)                      128,641.4             1,350,236
Qualified XII (1.15)         10.772     10.486             (2.66%)                        7,599.9                79,691
Qualified XII (1.20)         10.765     10.475             (2.69%)                      300,498.8             3,147,842
Qualified XII (1.25)         10.759     10.465             (2.73%)                    5,252,658.1            54,969,492
Qualified XII (1.30)         10.752     10.455             (2.76%)                       40,666.4               425,155
Qualified XII (1.35)         10.745     10.444             (2.80%)                       20,861.5               217,886
Qualified XII (1.40)         10.739     10.434             (2.84%)                       10,656.7               111,193
Qualified XII (1.50)         10.726     10.413             (2.92%)                        4,236.0                44,112
Qualified XII (1.75)         10.693     10.362             (3.10%)                        7,858.4                81,430
Qualified XIII               10.765     10.475             (2.69%)                      389,437.5             4,079,509
Qualified XV                 10.765     10.475             (2.69%)                       77,552.7               812,395
Qualified XVI                10.693     10.362             (3.10%)                      118,614.3             1,229,103
Qualified XVII               10.726     10.413             (2.92%)                       94,265.3               981,631
Qualified XVIII              10.726     10.413             (2.92%)                      545,258.5             5,678,043
Qualified XXI                10.777     10.498             (2.59%)                      211,351.8             2,218,829
Qualified XXII               10.777     10.498             (2.59%)                      457,440.8             4,802,338
Qualified XXIV               10.406     10.468              0.60%            (6)         75,284.6               788,116
Qualified XXVII              10.224     10.423              1.95%            (2)      3,292,995.9            34,323,545
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES E:
Qualified V                  10.751     10.462             (2.69%)                          489.8                 5,124
Qualified VI                 10.760     10.484             (2.57%)                    6,058,948.4            63,521,204
Qualified X (1.15)           10.755     10.459             (2.75%)                      155,988.4             1,631,507

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES E: (continued):
Qualified X (1.25)         $ 10.752   $ 10.457             (2.74%)                    1,399,925.2       $    14,638,699
Qualified XI                 10.787     10.553             (2.17%)                      767,665.1             8,100,910
Qualified XII (0.70)         10.807     10.593             (1.98%)                        4,273.8                45,271
Qualified XII (0.80)         10.801     10.579             (2.06%)                       24,171.6               255,711
Qualified XII (0.95)         10.224     10.559              3.28%            (5)         57,482.8               606,935
Qualified XII (1.00)         10.789     10.552             (2.20%)                       69,118.4               729,320
Qualified XII (1.05)         10.787     10.545             (2.24%)                    1,187,000.4            12,516,830
Qualified XII (1.10)         10.784     10.538             (2.28%)                       38,794.7               408,824
Qualified XII (1.15)         10.781     10.531             (2.32%)                        1,599.9                16,849
Qualified XII (1.20)         10.778     10.525             (2.35%)                      127,304.4             1,339,819
Qualified XII (1.25)         10.775     10.518             (2.39%)                    1,556,485.7            16,370,725
Qualified XII (1.30)         10.772     10.511             (2.42%)                       13,765.3               144,686
Qualified XII (1.35)         10.769     10.504             (2.46%)                        4,033.4                42,368
Qualified XII (1.40)         10.766     10.497             (2.50%)                        5,561.7                58,383
Qualified XII (1.50)         10.760     10.484             (2.57%)                        9,586.0               100,498
Qualified XII (1.75)         10.745     10.450             (2.75%)                          287.8                 3,007
Qualified XIII               10.778     10.525             (2.35%)                      104,357.4             1,098,312
Qualified XV                 10.778     10.525             (2.35%)                       87,697.8               922,978
Qualified XVI                10.745     10.450             (2.75%)                       29,214.9               305,298
Qualified XVII               10.760     10.484             (2.57%)                      125,452.9             1,315,250
Qualified XVIII              10.752     10.457             (2.74%)                       66,352.2               693,839
Qualified XXI                10.787     10.545             (2.24%)                      175,557.4             1,851,240
Qualified XXII               10.787     10.545             (2.24%)                      177,167.2             1,868,215
Qualified XXIV               10.531     10.521             (0.09%)           (6)         23,134.6               243,403
Qualified XXVII              10.283     10.494              2.05%            (2)      1,104,581.4            11,591,084
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES G:
Qualified VI                 10.370     10.098             (2.62%)                    1,638,947.9            16,550,721
Qualified X (1.25)           10.369     10.078             (2.81%)                      476,916.9             4,806,558
Qualified XI                 10.384     10.154             (2.21%)                       88,066.2               894,213
Qualified XII (0.60)          9.873     10.195              3.26%            (5)          6,269.9                63,920
Qualified XII (0.80)         10.392     10.173             (2.11%)                        1,379.7                14,036
Qualified XII (0.90)         10.389     10.163             (2.18%)                          359.6                 3,654
Qualified XII (1.00)         10.386     10.152             (2.25%)                       26,135.7               265,324
Qualified XII (1.05)         10.384     10.147             (2.28%)                      182,362.1             1,850,364
Qualified XII (1.10)         10.383     10.141             (2.33%)                       52,741.8               534,859
Qualified XII (1.20)         10.379     10.130             (2.40%)                       22,442.8               227,354
Qualified XII (1.25)         10.378     10.125             (2.44%)                      593,679.5             6,011,030
Qualified XII (1.30)         10.376     10.120             (2.47%)                        1,481.7                14,994
Qualified XII (1.35)         10.375     10.114             (2.52%)                        3,944.3                39,894
Qualified XII (1.40)         10.373     10.109             (2.55%)                        6,765.9                68,397
Qualified XII (1.45)         10.371     10.104             (2.57%)                       35,870.7               362,426
Qualified XII (1.55)         10.193     10.093             (0.98%)           (7)            132.0                 1,332
Qualified XIII               10.379     10.130             (2.40%)                       30,398.4               307,947
Qualified XV                 10.379     10.130             (2.40%)                       30,399.1               307,955
Qualified XVI                10.362     10.072             (2.80%)                        5,838.5                58,804
Qualified XVII               10.370     10.098             (2.62%)                       29,548.6               298,393
Qualified XVIII              10.369     10.078             (2.81%)                       70,157.0               707,071
Qualified XXI                10.384     10.146             (2.29%)                        9,706.2                98,483
Qualified XXII               10.384     10.146             (2.29%)                       18,135.3               184,008
Qualified XXIV               10.067     10.128              0.61%            (6)          6,204.6                62,842
Qualified XXVII               9.923     10.108              1.86%            (2)        589,788.4             5,961,662
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES H:
Qualified VI                 10.020     10.363              3.42%                     1,312,796.4            13,604,945
Qualified X (1.15)           10.086     10.352              2.64%            (2)         48,348.4               500,493
Qualified X (1.25)           10.020     10.349              3.28%                       250,467.4             2,592,152
Qualified XI                 10.022     10.408              3.85%                       111,690.3             1,162,452
Qualified XII (0.60)         10.178     10.437              2.54%            (5)            335.5                 3,502

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES H: (continued):
Qualified XII (0.80)       $ 10.050   $ 10.421              3.69%            (1)         13,648.5       $       142,227
Qualified XII (0.90)         10.652     10.413             (2.24%)           (3)          1,483.2                15,444
Qualified XII (0.95)         10.085     10.408              3.20%            (5)         10,894.9               113,398
Qualified XII (1.00)         10.043     10.404              3.59%            (1)         15,376.5               159,982
Qualified XII (1.05)         10.021     10.400              3.78%            (1)        341,417.1             3,550,803
Qualified XII (1.10)         10.042     10.396              3.53%            (1)         23,490.5               244,210
Qualified XII (1.20)         10.021     10.388              3.66%                        14,286.6               148,407
Qualified XII (1.25)         10.021     10.384              3.62%                       299,560.3             3,110,573
Qualified XII (1.30)         10.021     10.380              3.58%                         1,295.0                13,441
Qualified XII (1.35)         10.020     10.376              3.55%                         8,826.0                91,575
Qualified XII (1.40)         10.044     10.372              3.27%            (1)          5,910.1                61,296
Qualified XII (1.45)         10.020     10.367              3.46%                         5,077.5                52,641
Qualified XIII               10.021     10.388              3.66%                        23,577.7               244,923
Qualified XV                 10.021     10.388              3.66%                        16,123.9               167,493
Qualified XVI                10.019     10.343              3.23%                         9,660.3                99,915
Qualified XVII               10.043     10.363              3.19%            (1)         58,382.3               605,035
Qualified XVIII              10.020     10.349              3.28%                        68,087.0               704,650
Qualified XXI                10.022     10.400              3.77%                         5,072.4                52,754
Qualified XXII               10.033     10.400              3.66%            (1)         38,247.3               397,779
Qualified XXVII              10.066     10.373              3.05%            (2)        289,577.2             3,003,784
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES I:
Qualified X (1.25)           10.005     10.079              0.74%            (3)        125,291.7             1,262,798
Qualified XVIII              10.020     10.079              0.59%            (4)         25,385.3               255,856
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES J:
Qualified X (1.25)            9.997      9.911             (0.86%)           (6)         40,346.2               399,876
Qualified XVIII              10.098      9.911             (1.85%)           (9)          6,624.4                65,655
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES K:
Qualified X (1.25)           10.031     10.039              0.08%            (9)          3,937.5                39,529
Qualified XXVII              10.023     10.040              0.17%            (9)          4,496.5                45,143
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:
Qualified I                 374.804    364.628             (2.72%)                      104,808.5            38,216,102
Qualified III               284.994    277.132             (2.76%)                      105,749.4            29,306,541
Qualified V                  28.987     28.154             (2.87%)                       16,126.9               454,037
Qualified VI                 29.100     28.297             (2.76%)                   94,580,907.4         2,676,379,582
Qualified VII                27.450     26.704             (2.72%)                    7,292,308.7           194,735,496
Qualified VIII               27.018     26.271             (2.76%)                       50,941.4             1,338,292
Qualified IX                 27.182     26.531             (2.39%)                       15,580.8               413,367
Qualified X (1.15)           29.280     28.494             (2.68%)                      478,496.7            13,634,218
Qualified X (1.25)           29.100     28.297             (2.76%)                   15,562,231.4           440,368,353
Qualified XI                 29.475     28.780             (2.36%)                    4,237,750.3           121,961,292
Qualified XII (0.35)         11.432     11.636              1.78%            (5)      5,107,336.3            59,427,264
Qualified XII (0.40)         19.586     19.167             (2.14%)                       54,851.3             1,051,312
Qualified XII (0.45)         11.867     11.608             (2.18%)                      383,573.5             4,452,610
Qualified XII (0.55)         11.847     11.581             (2.25%)                    1,039,112.8            12,033,853
Qualified XII (0.65)         11.828     11.554             (2.32%)                      456,149.2             5,270,172
Qualified XII (0.70)         11.819     11.540             (2.36%)                      521,557.7             6,018,780
Qualified XII (0.75)         11.809     11.526             (2.40%)                    3,178,346.4            36,634,924
Qualified XII (0.80)         12.939     12.625             (2.43%)                   12,263,162.5           154,819,018
Qualified XII (0.85)         19.535     19.053             (2.47%)                    5,103,043.6            97,228,157
Qualified XII (0.90)         12.572     12.258             (2.50%)                      130,727.3             1,602,397
Qualified XII (0.95)         19.464     18.970             (2.54%)                    2,871,640.8            54,473,654
Qualified XII (1.00)         19.429     18.928             (2.58%)                   10,259,912.9           194,200,349
Qualified XII (1.05)         19.393     18.887             (2.61%)                      492,917.7             9,309,521
Qualified XII (1.10)         19.358     18.845             (2.65%)                      236,399.0             4,454,997
Qualified XII (1.15)         19.323     18.804             (2.69%)                      353,058.1             6,638,880
Qualified XII (1.20)         19.288     18.763             (2.72%)                      193,302.8             3,626,882

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP: (continued):
Qualified XII (1.25)       $ 19.253   $ 18.722             (2.76%)                       51,269.7       $       959,855
Qualified XII (1.30)         19.218     18.681             (2.79%)                       15,009.7               280,391
Qualified XII (1.35)         18.079     18.640              3.10%            (2)             53.7                 1,002
Qualified XII (1.40)         19.148     18.599             (2.87%)                       21,157.3               393,502
Qualified XII (1.50)         19.078     18.518             (2.94%)                       20,303.2               375,966
Qualified XIII               29.416     28.669             (2.54%)                      895,972.7            25,686,276
Qualified XV                 29.367     28.621             (2.54%)                      892,854.4            25,554,360
Qualified XVI                28.902     28.052             (2.94%)                    1,334,761.3            37,443,355
Qualified XVII               29.287     28.533             (2.57%)                    4,513,159.3           128,772,385
Qualified XVIII              29.287     28.533             (2.57%)                    4,839,459.0           138,082,581
Qualified XIX               377.218    367.661             (2.53%)                       56,387.1            20,731,361
Qualified XX                286.829    279.437             (2.58%)                      129,309.6            36,133,936
Qualified XXI                29.394     28.680             (2.43%)                      886,307.7            25,418,876
Qualified XXII               29.443     28.727             (2.43%)                    1,133,711.4            32,568,406
Qualified XXIV               19.041     18.934             (0.56%)           (6)      1,191,475.4            22,559,696
Qualified XXVII             275.773    277.391              0.59%            (2)      1,277,322.6           354,317,810
Qualified XXVIII            275.776    277.132              0.49%            (2)         31,419.9             8,707,465
Annuity contracts in
  payment period                                                                                            350,025,332
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:
Qualified III                18.124     19.089              5.32%                           815.8                15,573
Qualified V                  23.771     25.008              5.20%                         3,220.1                80,527
Qualified VI                 23.875     25.147              5.33%                     4,268,457.7           107,338,446
Qualified VIII               23.870     25.140              5.32%                         1,163.2                29,244
Qualified X (1.15)           23.940     25.234              5.41%                        24,366.6               614,878
Qualified X (1.25)           23.875     25.147              5.33%                       644,203.2            16,199,708
Qualified XI                 24.094     25.481              5.76%                       247,006.7             6,293,994
Qualified XII (0.35)         15.254     16.369              7.31%            (5)        163,857.2             2,682,115
Qualified XII (0.40)         24.222     25.674              5.99%                           791.8                20,330
Qualified XII (0.45)         15.412     16.330              5.96%                       213,143.3             3,480,635
Qualified XII (0.55)         15.387     16.292              5.88%                        20,004.8               325,909
Qualified XII (0.65)         15.362     16.253              5.80%                        19,688.3               319,998
Qualified XII (0.70)         15.350     16.234              5.76%                       169,673.6             2,754,489
Qualified XII (0.75)         15.338     16.215              5.72%                       228,347.9             3,702,654
Qualified XII (0.80)         17.447     18.438              5.68%                     1,079,888.4            19,910,771
Qualified XII (0.85)         24.137     25.499              5.64%                        85,537.3             2,181,097
Qualified XII (0.90)         16.962     17.912              5.60%                         9,731.8               174,315
Qualified XII (0.95)         24.071     25.410              5.56%                        88,450.2             2,247,546
Qualified XII (1.00)         24.039     25.366              5.52%                       718,057.4            18,214,423
Qualified XII (1.05)         24.006     25.322              5.48%                        62,431.8             1,580,910
Qualified XII (1.10)         23.973     25.278              5.44%                        13,332.2               337,017
Qualified XII (1.15)         23.940     25.234              5.41%                        19,320.4               487,539
Qualified XII (1.20)         23.908     25.191              5.37%                         6,873.4               173,145
Qualified XII (1.25)         23.875     25.147              5.33%                         8,986.0               225,969
Qualified XII (1.30)         23.843     25.103              5.28%                         7,013.7               176,066
Qualified XII (1.35)         23.242     25.060              7.82%            (2)            157.5                 3,946
Qualified XII (1.40)         23.778     25.016              5.21%                         1,649.2                41,257
Qualified XII (1.50)         23.713     24.929              5.13%                         3,821.4                95,266
Qualified XIII               24.071     25.410              5.56%                        33,168.6               842,824
Qualified XV                 24.071     25.410              5.56%                        39,641.9             1,007,314
Qualified XVI                23.713     24.929              5.13%                        74,466.6             1,856,410
Qualified XVII               23.875     25.147              5.33%                        55,752.0             1,401,990
Qualified XVIII              24.091     25.440              5.60%                        59,881.9             1,523,405
Qualified XXI                24.094     25.462              5.68%                        74,018.7             1,884,685
Qualified XXII               24.094     25.462              5.68%                        97,420.2             2,480,540
Qualified XXIV               26.062     25.375             (2.64%)           (6)         57,438.8             1,457,482
Qualified XXVII               9.343      9.345              0.02%            (9)         31,676.0               296,011
Annuity contracts in
  payment period                                                                                                187,556
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:
Qualified V                $ 22.923   $ 22.420             (2.19%)                          960.7       $        21,539
Qualified VI                 23.044     22.565             (2.08%)                   10,685,188.1           241,111,394
Qualified VIII               23.038     22.558             (2.08%)                        1,593.6                35,948
Qualified X (1.15)           23.120     22.656             (2.01%)                       63,771.7             1,444,833
Qualified X (1.25)           23.044     22.565             (2.08%)                    1,228,918.4            27,730,558
Qualified XI                 23.294     22.904             (1.67%)                      683,616.3            15,657,324
Qualified XII (0.35)         13.504     13.815              2.30%            (5)        342,677.8             4,733,974
Qualified XII (0.40)         23.418     23.077             (1.46%)                        1,442.3                33,285
Qualified XII (0.45)         13.991     13.782             (1.49%)                      354,369.3             4,883,952
Qualified XII (0.55)         13.968     13.750             (1.56%)                      132,572.2             1,822,820
Qualified XII (0.65)         13.946     13.717             (1.64%)                      206,152.9             2,827,856
Qualified XII (0.70)         13.935     13.701             (1.68%)                       87,756.6             1,202,361
Qualified XII (0.75)         13.923     13.685             (1.71%)                      460,696.0             6,304,610
Qualified XII (0.80)         15.521     15.249             (1.75%)                    2,827,734.5            43,121,521
Qualified XII (0.85)         23.350     22.933             (1.79%)                      622,015.7            14,264,450
Qualified XII (0.90)         15.036     14.762             (1.82%)                       20,918.4               308,798
Qualified XII (0.95)         23.273     22.840             (1.86%)                      323,019.3             7,377,786
Qualified XII (1.00)         23.235     22.794             (1.90%)                    1,893,956.4            43,170,938
Qualified XII (1.05)         23.196     22.748             (1.93%)                      102,089.3             2,322,330
Qualified XII (1.10)         23.158     22.702             (1.97%)                       81,292.8             1,845,523
Qualified XII (1.15)         23.120     22.656             (2.01%)                       39,940.2               904,899
Qualified XII (1.20)         23.082     22.611             (2.04%)                       27,104.6               612,850
Qualified XII (1.25)         23.044     22.565             (2.08%)                       13,728.3               309,780
Qualified XII (1.30)         23.006     22.519             (2.12%)                       17,757.0               399,877
Qualified XII (1.35)         21.210     22.474              5.96%            (2)            141.9                 3,189
Qualified XII (1.40)         22.930     22.429             (2.18%)                        6,099.9               136,812
Qualified XII (1.50)         22.855     22.338             (2.26%)                        5,529.0               123,508
Qualified XIII               23.273     22.840             (1.86%)                       94,450.3             2,157,252
Qualified XIV                23.044     22.565             (2.08%)                          454.0                10,245
Qualified XV                 23.256     22.823             (1.86%)                       39,579.4               903,323
Qualified XVI                22.887     22.370             (2.26%)                      136,341.0             3,049,932
Qualified XVII               23.103     22.640             (2.00%)                       88,880.0             2,012,233
Qualified XVIII              23.252     22.828             (1.82%)                       65,709.7             1,500,032
Qualified XXI                23.277     22.870             (1.75%)                      359,667.7             8,225,516
Qualified XXII               23.294     22.887             (1.75%)                      136,795.7             3,130,814
Qualified XXIV               23.001     22.801             (0.87%)           (6)         88,242.2             2,012,053
Qualified XXVII              21.787     22.586              3.67%            (2)      2,148,724.7            48,531,320
Qualified XXVIII             21.787     22.565              3.57%            (2)      1,156,729.3            26,101,610
Annuity contracts in
  payment period                                                                                              2,102,188
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP:
Qualified V                  12.497     15.513             24.13%            (1)            123.0                 1,909
Qualified VI                 12.455     15.574             25.04%                       827,143.8            12,881,800
Qualified VIII               12.454     15.571             25.03%                             2.9                    45
Qualified X (1.15)           13.477     15.612             15.84%            (3)          4,593.0                71,705
Qualified X (1.25)           12.455     15.574             25.04%                       121,406.4             1,890,763
Qualified XI                 12.530     15.732             25.55%                        65,076.0             1,023,756
Qualified XII (0.35)         14.273     16.285             14.10%            (5)         25,902.2               421,820
Qualified XII (0.40)         12.597     15.851             25.83%                           143.6                 2,277
Qualified XII (0.45)         12.916     16.247             25.79%                        13,387.2               217,498
Qualified XII (0.55)         12.896     16.208             25.68%                         3,460.0                56,081
Qualified XII (0.65)         12.875     16.170             25.59%                         6,212.8               100,463
Qualified XII (0.70)         12.864     16.151             25.55%                        15,219.0               245,805
Qualified XII (0.75)         12.854     16.132             25.50%                        12,310.8               198,600
Qualified XII (0.80)         12.551     15.745             25.45%                        63,919.7             1,006,442
Qualified XII (0.85)         12.540     15.726             25.41%                        24,564.7               386,311
Qualified XII (0.90)         12.529     15.707             25.37%                           558.6                 8,775
Qualified XII (0.95)         12.519     15.688             25.31%                        12,288.1               192,776

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP: (continued):
Qualified XII (1.00)       $ 12.508   $ 15.669             25.27%                       139,688.7       $     2,188,773
Qualified XII (1.05)         12.498     15.650             25.22%                         2,649.9                41,471
Qualified XII (1.10)         12.487     15.631             25.18%                         2,239.8                35,010
Qualified XII (1.15)         12.477     15.612             25.13%                         1,705.8                26,631
Qualified XII (1.20)         12.466     15.593             25.08%                         1,884.2                29,379
Qualified XII (1.25)         12.455     15.574             25.04%                         1,400.7                21,814
Qualified XII (1.30)         12.445     15.555             24.99%                           667.9                10,389
Qualified XII (1.35)         12.420     15.536             25.09%            (2)             94.4                 1,466
Qualified XII (1.40)         12.564     15.517             23.50%            (2)             67.2                 1,043
Qualified XII (1.50)         12.403     15.479             24.80%                           245.5                 3,800
Qualified XIII               12.519     15.688             25.31%                        11,724.3               183,931
Qualified XV                 12.519     15.688             25.31%                        10,446.2               163,881
Qualified XVI                12.403     15.479             24.80%                         8,644.0               133,804
Qualified XVII               12.475     15.574             24.84%            (2)          2,122.4                33,053
Qualified XVIII              12.455     15.574             25.04%                        10,913.8               169,970
Qualified XXI                12.530     15.720             25.46%                        16,340.5               256,875
Qualified XXII               12.530     15.720             25.46%                        10,957.1               172,247
Qualified XXIV               14.131     15.674             10.92%            (6)          1,015.3                15,914
Qualified XXVII              13.115     16.229             23.74%            (2)        203,874.5             3,308,603
Qualified XXVIII             13.116     16.213             23.61%            (2)         56,704.1               919,370
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP:
Qualified VI                  9.645     10.195              5.70%                       446,925.1             4,556,468
Qualified X (1.15)            9.661     10.220              5.79%                         1,442.1                14,738
Qualified X (1.25)            9.645     10.195              5.70%                        92,171.0               939,697
Qualified XI                  9.703     10.299              6.14%                        27,354.4               281,710
Qualified XII (0.35)          9.804     10.836             10.53%            (5)         10,512.1               113,914
Qualified XII (0.45)         10.166     10.811              6.34%                         2,576.8                27,858
Qualified XII (0.55)         10.150     10.785              6.26%                            70.3                   759
Qualified XII (0.65)         10.134     10.760              6.18%                        40,129.5               431,795
Qualified XII (0.70)         10.126     10.747              6.13%                         1,305.5                14,031
Qualified XII (0.75)         10.117     10.735              6.11%                        11,941.4               128,186
Qualified XII (0.80)          9.718     10.308              6.07%                        51,259.8               528,363
Qualified XII (0.85)          9.710     10.295              6.02%                        16,375.8               168,588
Qualified XII (0.90)          9.702     10.282              5.98%                           967.2                 9,945
Qualified XII (0.95)          9.694     10.270              5.94%                        11,331.2               116,371
Qualified XII (1.00)          9.686     10.257              5.90%                        61,193.5               627,689
Qualified XII (1.05)          9.677     10.245              5.87%                         3,093.9                31,696
Qualified XII (1.10)          9.669     10.232              5.82%                         2,172.1                22,226
Qualified XII (1.15)          9.661     10.220              5.79%                         1,716.8                17,545
Qualified XII (1.20)          9.653     10.208              5.75%                         1,416.4                14,458
Qualified XII (1.25)          8.614     10.195             18.35%            (4)            111.3                 1,135
Qualified XII (1.30)          9.637     10.183              5.67%                            16.1                   164
Qualified XII (1.35)          9.777     10.170              4.02%            (2)             13.2                   134
Qualified XII (1.40)          9.746     10.158              4.23%            (2)            862.2                 8,758
Qualified XII (1.50)          9.604     10.133              5.51%                           276.3                 2,800
Qualified XIII                9.694     10.270              5.94%                         3,552.6                36,485
Qualified XV                  9.694     10.270              5.94%                         3,817.0                39,200
Qualified XVI                 9.604     10.133              5.51%                         3,930.6                39,829
Qualified XVII                9.645     10.195              5.70%                            48.3                   492
Qualified XVIII               9.645     10.195              5.70%                         3,001.5                30,601
Qualified XXI                 9.703     10.291              6.06%                        11,323.2               116,527
Qualified XXII                9.703     10.291              6.06%                         6,755.8                69,524
Qualified XXIV                9.929     10.261              3.34%            (6)            422.5                 4,335
Qualified XXVII              10.151     10.600              4.42%            (2)        163,624.6             1,734,488
Qualified XXVIII             10.151     10.591              4.33%            (2)         43,931.7               465,258
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP:
Qualified V                $ 14.554   $ 13.103             (9.97%)                           61.5       $           806
Qualified VI                 14.594     13.154             (9.87%)                      665,212.0             8,750,504
Qualified VIII               14.592     13.152             (9.87%)                            9.4                   124
Qualified X (1.15)           14.618     13.187             (9.79%)                        1,073.0                14,148
Qualified X (1.25)           14.594     13.154             (9.87%)                      110,437.8             1,452,748
Qualified XI                 14.682     13.288             (9.49%)                       16,016.5               212,824
Qualified XII (0.35)         14.054     13.101             (6.78%)           (5)         13,350.8               174,907
Qualified XII (0.45)         14.414     13.070             (9.32%)                       33,935.2               443,531
Qualified XII (0.55)         14.391     13.039             (9.39%)                          833.3                10,865
Qualified XII (0.65)         14.367     13.009             (9.45%)                        1,387.1                18,044
Qualified XII (0.70)         14.356     12.993             (9.49%)                       35,938.7               466,957
Qualified XII (0.75)         14.344     12.978             (9.52%)                        5,181.2                67,241
Qualified XII (0.80)         14.705     13.299             (9.56%)                       54,536.2               725,296
Qualified XII (0.85)         14.693     13.283             (9.60%)                       18,329.8               243,479
Qualified XII (0.90)         14.680     13.267             (9.63%)                           79.3                 1,052
Qualified XII (0.95)         14.668     13.251             (9.66%)                       11,783.6               156,144
Qualified XII (1.00)         14.656     13.235             (9.70%)                       48,757.8               645,299
Qualified XII (1.05)         14.643     13.219             (9.72%)                        3,170.6                41,911
Qualified XII (1.10)         14.631     13.203             (9.76%)                        1,851.2                24,440
Qualified XII (1.15)         14.618     13.187             (9.79%)                        1,255.3                16,553
Qualified XII (1.20)         14.606     13.170             (9.83%)                          929.7                12,245
Qualified XII (1.25)         14.594     13.154             (9.87%)                          759.1                 9,985
Qualified XII (1.30)         14.582     13.138             (9.90%)                          146.9                 1,930
Qualified XII (1.35)         15.783     13.122            (16.86%)           (2)             14.3                   188
Qualified XII (1.40)         14.557     13.107             (9.96%)                          308.5                 4,044
Qualified XII (1.50)         14.532     13.075            (10.03%)                          154.8                 2,024
Qualified XIII               14.668     13.251             (9.66%)                        5,277.6                69,933
Qualified XV                 14.668     13.251             (9.66%)                          928.5                12,303
Qualified XVI                14.532     13.075            (10.03%)                       10,354.8               135,385
Qualified XVIII              14.594     13.154             (9.87%)                        9,314.6               122,529
Qualified XXI                14.681     13.278             (9.56%)                        2,270.8                30,152
Qualified XXII               14.681     13.278             (9.56%)                       23,320.9               309,655
Qualified XXIV               14.803     13.239            (10.57%)           (6)         11,561.7               153,066
Qualified XXVII               9.610      9.269             (3.55%)           (9)            760.1                 7,045
--------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:
Qualified III                15.070     15.709              4.24%                           459.9                 7,225
Qualified V                  14.964     15.580              4.12%                           851.4                13,264
Qualified VI                 15.070     15.709              4.24%                     1,274,209.1            20,016,020
Qualified X (1.15)           15.203     15.859              4.31%                        18,027.4               285,905
Qualified X (1.25)           15.135     15.777              4.24%                       383,070.7             6,043,710
Qualified XI                 15.264     15.977              4.67%                        47,670.7               761,611
Qualified XII (0.35)         10.706     11.287              5.43%            (5)         40,331.3               455,226
Qualified XII (0.40)         13.986     14.671              4.90%                           126.0                 1,849
Qualified XII (0.45)         10.738     11.261              4.87%                        41,092.3               462,722
Qualified XII (0.55)         10.721     11.234              4.79%                        19,788.9               222,309
Qualified XII (0.65)         10.704     11.208              4.71%                        53,642.9               601,206
Qualified XII (0.70)         10.695     11.194              4.67%                         6,473.3                72,464
Qualified XII (0.75)         10.686     11.181              4.63%                        66,364.6               742,033
Qualified XII (0.80)         11.073     11.582              4.60%                       136,397.5             1,579,710
Qualified XII (0.85)         13.950     14.584              4.54%                        43,679.0               637,030
Qualified XII (0.90)         10.986     11.482              4.51%                         1,738.2                19,957
Qualified XII (0.95)         13.899     14.520              4.47%                        27,956.8               405,945
Qualified XII (1.00)         13.874     14.489              4.43%                       181,879.4             2,635,193
Qualified XII (1.05)         13.848     14.457              4.40%                        36,107.6               522,004
Qualified XII (1.10)         13.823     14.425              4.36%                        24,240.7               349,679
Qualified XII (1.15)         13.798     14.394              4.32%                        13,853.1               199,397
Qualified XII (1.20)         13.773     14.362              4.28%                        22,113.9               317,601

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP: (continued):
Qualified XII (1.25)       $ 13.748   $ 14.331              4.24%                         7,087.0       $       101,561
Qualified XII (1.30)         13.723     14.299              4.20%                         6,523.0                93,274
Qualified XII (1.40)         13.673     14.237              4.12%                           430.4                 6,128
Qualified XII (1.50)         13.623     14.174              4.04%                         1,680.2                23,816
Qualified XIII               15.234     15.916              4.48%                         2,698.4                42,947
Qualified XV                 15.208     15.888              4.47%                         7,059.5               112,164
Qualified XVI                14.967     15.573              4.05%                        21,561.0               335,761
Qualified XVII               15.206     15.892              4.51%                        21,067.9               334,809
Qualified XVIII              15.272     15.961              4.51%                        44,024.7               702,683
Qualified XXI                15.222     15.921              4.59%                        48,525.2               772,565
Qualified XXII               15.248     15.948              4.59%                         5,113.3                81,549
Qualified XXIV               14.232     14.493              1.83%            (6)          1,075.9                15,593
Qualified XXVII              15.132     15.723              3.91%            (2)         49,941.7               785,248
Annuity contracts in
  payment period                                                                                                203,595
--------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:
Qualified I                  45.192     46.880              3.74%                        31,081.6             1,457,091
Qualified III                44.501     46.142              3.69%                        34,876.6             1,609,277
Qualified V                  12.808     13.264              3.56%                        18,837.6               249,865
Qualified VI                 12.917     13.393              3.69%                     9,872,506.9           132,221,616
Qualified VII                12.842     13.321              3.73%                       304,395.8             4,054,890
Qualified VIII               12.437     12.895              3.68%                        10,547.9               136,014
Qualified IX                 12.847     13.345              3.88%                         1,680.4                22,426
Qualified X (1.15)           12.997     13.487              3.77%                       273,325.6             3,686,226
Qualified X (1.25)           12.917     13.393              3.69%                     2,332,395.8            31,237,573
Qualified XI                 13.083     13.621              4.11%                       418,918.3             5,706,250
Qualified XII (0.35)         11.033     11.268              2.13%            (5)        443,047.2             4,992,193
Qualified XII (0.40)         11.748     12.259              4.35%                         3,373.4                41,354
Qualified XII (0.45)         10.777     11.241              4.31%                        22,827.1               256,605
Qualified XII (0.55)         10.760     11.215              4.23%                        54,551.3               611,780
Qualified XII (0.65)         10.742     11.188              4.15%                       211,573.0             2,367,153
Qualified XII (0.70)         10.734     11.175              4.11%                       132,140.0             1,476,684
Qualified XII (0.75)         10.725     11.162              4.07%                       267,227.4             2,982,792
Qualified XII (0.80)         10.855     11.294              4.04%                     1,518,174.4            17,145,774
Qualified XII (0.85)         11.717     12.186              4.00%                       404,882.4             4,933,874
Qualified XII (0.90)         10.811     11.239              3.96%                        13,172.6               148,043
Qualified XII (0.95)         11.675     12.133              3.92%                       397,453.9             4,822,126
Qualified XII (1.00)         11.654     12.106              3.88%                     1,647,867.9            19,949,108
Qualified XII (1.05)         11.632     12.079              3.84%                        61,354.3               741,126
Qualified XII (1.10)         11.611     12.053              3.81%                        56,067.9               675,787
Qualified XII (1.15)         11.590     12.027              3.77%                        51,006.4               613,433
Qualified XII (1.20)         11.569     12.000              3.73%                        37,801.1               453,621
Qualified XII (1.25)         11.548     11.974              3.69%                        16,747.1               200,529
Qualified XII (1.30)         11.527     11.948              3.65%                         3,116.4                37,233
Qualified XII (1.35)         11.577     11.921              2.97%            (2)             55.3                   659
Qualified XII (1.40)         11.485     11.895              3.57%                         4,321.1                51,402
Qualified XII (1.50)         11.443     11.843              3.50%                         9,924.5               117,539
Qualified XIII               13.057     13.569              3.92%                        92,229.3             1,251,436
Qualified XV                 13.035     13.546              3.92%                        79,560.5             1,077,744
Qualified XVI                12.829     13.277              3.49%                       137,385.1             1,824,062
Qualified XVII               12.917     13.393              3.69%                       480,778.1             6,439,018
Qualified XVIII              12.917     13.393              3.69%                       818,705.4            10,964,850
Qualified XIX                45.192     46.880              3.74%                        16,771.6               786,246
Qualified XX                 44.501     46.142              3.69%                        77,674.8             3,584,074
Qualified XXI                13.047     13.574              4.04%                       121,488.2             1,649,072
Qualified XXII               13.069     13.597              4.04%                       147,659.6             2,007,655
Qualified XXIV               11.938     12.110              1.44%            (6)        115,316.6             1,396,480
Qualified XXVII              44.732     46.401              3.73%            (2)        643,729.3            29,869,945

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP: (continued):
Qualified XXVIII           $ 44.735   $ 46.142              3.15%            (2)        239,831.2       $    11,066,298
Annuity contracts in
  payment period                                                                                                 79,572
--------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:
Qualified V                  17.540     20.147             14.86%                           708.7                14,278
Qualified VI                 17.617     20.260             15.00%                     2,407,113.6            48,767,139
Qualified VIII               17.613     20.254             14.99%                           620.7                12,571
Qualified X (1.15)           17.665     20.330             15.09%                        21,414.3               435,356
Qualified X (1.25)           17.617     20.260             15.00%                       290,374.2             5,882,863
Qualified XI                 17.778     20.529             15.47%                       129,743.7             2,663,502
Qualified XII (0.35)         12.599     13.861             10.02%            (5)         54,139.8               750,409
Qualified XII (0.40)         17.873     20.685             15.73%                           314.5                 6,504
Qualified XII (0.45)         11.953     13.828             15.69%                       106,558.3             1,473,477
Qualified XII (0.55)         11.933     13.795             15.60%                        22,276.7               307,314
Qualified XII (0.65)         11.914     13.763             15.52%                        14,296.8               196,764
Qualified XII (0.70)         11.904     13.747             15.48%                        23,795.8               327,111
Qualified XII (0.75)         11.895     13.730             15.43%                       131,103.7             1,800,110
Qualified XII (0.80)         12.675     14.625             15.38%                     1,752,240.2            25,626,693
Qualified XII (0.85)         17.810     20.543             15.35%                        82,644.9             1,697,798
Qualified XII (0.90)         12.336     14.224             15.30%                         9,144.7               130,072
Qualified XII (0.95)         17.762     20.472             15.26%                        62,717.4             1,283,946
Qualified XII (1.00)         17.737     20.436             15.22%                       551,175.9            11,264,071
Qualified XII (1.05)         17.713     20.401             15.18%                        12,857.9               262,313
Qualified XII (1.10)         17.689     20.366             15.13%                         7,796.0               158,769
Qualified XII (1.15)         17.665     20.330             15.09%                        14,192.7               288,540
Qualified XII (1.20)         17.641     20.295             15.04%                        12,638.2               256,491
Qualified XII (1.25)         17.617     20.260             15.00%                         9,816.6               198,880
Qualified XII (1.30)         21.056     20.224             (3.95%)           (4)         15,540.7               314,301
Qualified XII (1.35)         22.460     20.189            (10.11%)           (2)             88.0                 1,778
Qualified XII (1.40)         17.545     20.154             14.87%                         1,245.0                25,092
Qualified XII (1.50)         17.497     20.084             14.79%                         1,215.2                24,407
Qualified XIII               17.762     20.472             15.26%                        30,586.8               626,171
Qualified XV                 17.762     20.472             15.26%                        13,242.4               271,097
Qualified XVI                17.497     20.084             14.79%                        41,024.0               823,940
Qualified XVII               17.617     20.260             15.00%                         8,152.7               165,171
Qualified XVIII              17.776     20.496             15.30%                         3,682.1                75,469
Qualified XXI                17.778     20.514             15.39%                        42,045.7               862,516
Qualified XXII               17.778     20.514             15.39%                        47,723.1               978,980
Qualified XXIV               20.872     20.443             (2.06%)           (6)         63,429.8             1,296,702
Qualified XXVII              10.292      9.974             (3.09%)           (9)         36,547.3               364,517
Annuity contracts in
  payment period                                                                                                 41,147
--------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP:
Qualified V                   9.916      8.897            (10.28%)           (7)          4,464.2                39,716
Qualified VI                  9.999      8.903            (10.96%)           (5)      1,329,935.3            11,840,059
Qualified VIII               10.480      8.902            (15.06%)           (6)             10.1                    90
Qualified X (1.25)            9.999      8.903            (10.96%)           (5)        165,903.8             1,476,998
Qualified XI                  9.849      8.925             (9.38%)           (6)         71,765.6               640,536
Qualified XII (0.35)          8.956      8.936             (0.22%)           (5)          9,293.8                83,046
Qualified XII (0.55)         10.445      8.927            (14.53%)           (7)          5,392.5                48,141
Qualified XII (0.70)          8.273      8.921              7.83%            (5)          3,169.0                28,271
Qualified XII (0.75)          8.851      8.919              0.77%            (5)         58,908.6               525,409
Qualified XII (0.80)          9.996      8.917            (10.79%)           (5)        332,718.5             2,966,845
Qualified XII (0.85)          9.996      8.915            (10.81%)           (5)         22,792.0               203,190
Qualified XII (0.90)          9.925      8.913            (10.20%)           (7)          1,642.5                14,639
Qualified XII (0.95)          9.735      8.911             (8.46%)           (5)         27,534.3               245,353
Qualified XII (1.00)          9.995      8.909            (10.87%)           (5)        399,948.2             3,563,044
Qualified XII (1.05)          9.202      8.907             (3.21%)           (5)          5,538.1                49,326
Qualified XII (1.10)          9.939      8.905            (10.40%)           (6)          9,520.8                84,779

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP: (continued):
Qualified XII (1.15)       $  9.851   $  8.903             (9.62%)           (6)          3,708.4       $        33,014
Qualified XII (1.20)         10.021      8.901            (11.18%)           (6)          5,499.1                48,945
Qualified XII (1.25)          9.934      8.898            (10.43%)           (6)            838.9                 7,465
Qualified XII (1.30)         10.134      8.896            (12.22%)           (7)            811.1                 7,216
Qualified XII (1.40)         10.067      8.892            (11.67%)           (7)             44.5                   396
Qualified XII (1.50)         10.630      8.888            (16.39%)           (7)             21.7                   193
Qualified XIII                9.950      8.914            (10.41%)           (6)          2,834.8                25,270
Qualified XV                  9.950      8.914            (10.41%)           (6)          2,154.0                19,201
Qualified XVI                 9.738      8.893             (8.68%)           (5)         33,920.3               301,664
Qualified XVII                9.365      8.912             (4.84%)           (5)         10,097.5                89,990
Qualified XVIII               8.952      8.912             (0.45%)           (5)          6,213.8                55,379
Qualified XXI                 8.618      8.920              3.50%            (5)         23,413.6               208,842
Qualified XXII                9.496      8.920             (6.07%)           (5)         53,113.8               473,760
Qualified XXIV                9.939      8.912            (10.33%)           (6)         12,447.7               110,930
Qualified XXVII               9.391      8.715             (7.20%)           (9)         33,072.1               288,214
--------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:
Qualified V                  18.847     20.646              9.55%                           551.6                11,388
Qualified VI                 18.930     20.761              9.67%                       980,862.5            20,363,486
Qualified VIII               18.926     20.755              9.66%                           297.2                 6,169
Qualified X (1.15)           18.982     20.833              9.75%                         2,242.2                46,712
Qualified X (1.25)           18.930     20.761              9.67%                       145,928.0             3,029,581
Qualified XI                 19.103     21.037             10.12%                        56,080.8             1,179,751
Qualified XII (0.35)         12.984     14.007              7.88%            (5)         26,721.5               374,278
Qualified XII (0.40)         19.205     21.196             10.37%                            70.5                 1,495
Qualified XII (0.45)         12.665     13.974             10.34%                         8,685.7               121,371
Qualified XII (0.55)         12.645     13.941             10.25%                        19,386.8               270,265
Qualified XII (0.65)         12.625     13.908             10.16%                        63,720.2               886,213
Qualified XII (0.70)         12.615     13.891             10.11%                       162,833.7             2,261,999
Qualified XII (0.75)         12.604     13.875             10.08%                        68,632.8               952,290
Qualified XII (0.80)         13.870     15.263             10.04%                       361,883.9             5,523,277
Qualified XII (0.85)         19.138     21.051             10.00%                        27,510.5               579,132
Qualified XII (0.90)         13.583     14.935              9.95%                         6,219.6                92,892
Qualified XII (0.95)         19.085     20.978              9.92%                        38,835.6               814,702
Qualified XII (1.00)         19.059     20.942              9.88%                        93,725.0             1,962,778
Qualified XII (1.05)         19.033     20.906              9.84%                         5,609.9               117,278
Qualified XII (1.10)         19.007     20.869              9.80%                         1,786.2                37,276
Qualified XII (1.15)         18.982     20.833              9.75%                         8,181.1               170,437
Qualified XII (1.20)         18.956     20.797              9.71%                         6,750.9               140,398
Qualified XII (1.25)         18.930     20.761              9.67%                         2,379.6                49,401
Qualified XII (1.30)         18.904     20.725              9.63%                         8,255.7               171,098
Qualified XII (1.35)         17.510     20.689             18.16%            (2)             21.1                   436
Qualified XII (1.40)         18.852     20.653              9.55%                           562.0                11,606
Qualified XII (1.50)         18.801     20.581              9.47%                           263.6                 5,425
Qualified XIII               19.085     20.978              9.92%                         3,870.4                81,194
Qualified XV                 19.085     20.978              9.92%                         3,978.4                83,460
Qualified XVI                18.801     20.581              9.47%                        13,972.1               287,563
Qualified XVII               18.930     20.761              9.67%                         8,254.6               171,372
Qualified XVIII              19.101     21.003              9.96%                         7,463.9               156,764
Qualified XXI                19.103     21.021             10.04%                        10,432.1               219,294
Qualified XXII               19.103     21.021             10.04%                        23,508.2               494,170
Qualified XXIV               19.863     20.949              5.47%            (6)          4,092.4                85,731
Qualified XXVII              13.603     15.670             15.20%            (2)        135,603.1             2,124,870
Qualified XXVIII             13.603     15.655             15.08%            (2)         51,143.0               800,651
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. FUNDS:
CAPITAL APPRECIATION FUND:
Qualified VI                 13.753     15.594             13.39%                       709,072.4            11,056,955
Qualified VIII               13.752     15.592             13.38%                           193.1                 3,011

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND: (continued):
Qualified X (1.15)         $ 13.762   $ 15.616             13.47%                            78.4       $         1,225
Qualified X (1.25)           13.753     15.594             13.39%                        82,726.4             1,289,998
Qualified XI                 15.993     15.705             (1.80%)           (7)            324.0                 5,088
Qualified XII (0.35)         13.648     15.797             15.75%            (5)         19,099.7               301,713
Qualified XII (0.55)         13.820     15.751             13.97%                         6,479.0               102,053
Qualified XII (0.65)         14.959     15.729              5.15%            (2)          1,062.7                16,716
Qualified XII (0.70)         13.805     15.717             13.85%                         5,520.2                86,763
Qualified XII (0.75)         13.801     15.706             13.80%                        12,783.9               200,785
Qualified XII (0.80)         13.796     15.695             13.76%                        86,974.7             1,365,049
Qualified XII (0.85)         13.791     15.684             13.73%                        28,889.1               453,082
Qualified XII (0.90)         14.065     15.672             11.43%            (5)            144.6                 2,267
Qualified XII (0.95)         13.781     15.661             13.64%                        15,192.3               237,926
Qualified XII (1.00)         13.777     15.650             13.60%                       110,795.3             1,733,916
Qualified XII (1.05)         13.772     15.638             13.55%                         6,872.9               107,482
Qualified XII (1.10)         13.767     15.627             13.51%                         1,283.4                20,057
Qualified XII (1.15)         13.762     15.616             13.47%                         2,220.0                34,667
Qualified XII (1.20)         13.758     15.605             13.42%                           944.0                14,731
Qualified XII (1.25)         13.753     15.594             13.39%                         2,631.9                41,040
Qualified XII (1.30)         13.748     15.582             13.34%                           441.4                 6,878
Qualified XII (1.35)         14.449     15.571              7.77%            (2)             68.7                 1,070
Qualified XII (1.40)         14.449     15.560              7.69%            (2)          2,513.4                39,109
Qualified XII (1.50)         14.116     15.538             10.07%            (1)            620.1                 9,634
Qualified XIII               13.359     15.620             16.92%            (1)          7,305.6               114,112
Qualified XV                 13.745     15.620             13.64%                         4,511.0                70,460
Qualified XVI                13.729     15.538             13.18%                        14,288.3               222,006
Qualified XVII               13.759     15.600             13.38%                         3,745.3                58,428
Qualified XVIII              13.759     15.600             13.38%                         5,165.7                80,587
Qualified XXI                13.372     15.652             17.05%            (1)         28,948.1               453,087
Qualified XXII               14.269     15.652              9.69%            (2)         24,593.7               384,933
Qualified XXIV               14.837     15.655              5.51%            (6)          8,529.3               133,525
Qualified XXVII               9.838      9.661             (1.80%)           (9)         18,445.3               178,192
--------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND:
Qualified V                  11.717     11.826              0.93%            (5)              1.9                    22
Qualified VI                 11.716     11.853              1.17%                     2,100,011.1            24,891,614
Qualified VIII               11.715     11.852              1.17%                           389.4                 4,616
Qualified X (1.15)           10.853     11.870              9.37%            (1)         19,442.7               230,788
Qualified X (1.25)           11.716     11.853              1.17%                       191,856.8             2,274,095
Qualified XI                 12.244     11.937             (2.51%)           (9)            609.9                 7,280
Qualified XII (0.35)         11.228     12.008              6.95%            (5)         34,082.3               409,246
Qualified XII (0.45)         11.781     11.990              1.77%                           982.1                11,776
Qualified XII (0.55)         11.773     11.973              1.70%                        40,263.4               482,076
Qualified XII (0.65)         11.764     11.956              1.63%                         1,662.4                19,876
Qualified XII (0.70)         11.760     11.947              1.59%                        10,504.4               125,498
Qualified XII (0.75)         11.756     11.939              1.56%                       101,905.5             1,216,615
Qualified XII (0.80)         11.752     11.930              1.51%                       370,597.5             4,421,253
Qualified XII (0.85)         11.748     11.922              1.48%                        57,103.2               680,756
Qualified XII (0.90)         12.256     11.913             (2.80%)           (4)            346.9                 4,132
Qualified XII (0.95)         11.740     11.904              1.40%                        47,094.8               560,632
Qualified XII (1.00)         11.736     11.896              1.36%                       430,201.6             5,117,586
Qualified XII (1.05)         11.732     11.887              1.32%                        24,452.4               290,672
Qualified XII (1.10)         11.728     11.879              1.29%                         9,629.7               114,388
Qualified XII (1.15)         11.724     11.870              1.25%                         6,731.9                79,909
Qualified XII (1.20)         11.720     11.862              1.21%                        13,933.7               165,276
Qualified XII (1.25)         11.716     11.853              1.17%                         3,852.2                45,661
Qualified XII (1.30)         11.712     11.845              1.14%                         4,222.0                50,008
Qualified XII (1.35)         11.204     11.836              5.64%            (2)             27.7                   328
Qualified XII (1.40)         11.707     11.828              1.03%            (2)            245.5                 2,904

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND: (continued):
Qualified XII (1.50)       $ 11.695   $ 11.811              0.99%                         1,868.0       $        22,062
Qualified XIII               11.710     11.874              1.40%                        16,939.9               201,141
Qualified XV                 11.710     11.874              1.40%                         2,303.8                27,355
Qualified XVI                11.695     11.811              0.99%                        29,310.6               346,173
Qualified XVII               11.721     11.858              1.17%                        10,651.5               126,308
Qualified XVIII              11.721     11.858              1.17%                        18,172.7               215,497
Qualified XXI                11.721     11.898              1.51%                         6,832.4                81,293
Qualified XXII               11.815     11.898              0.70%            (2)          7,382.8                87,842
Qualified XXIV               11.807     11.900              0.79%            (6)         11,934.8               142,020
Qualified XXVII               9.776      9.399             (3.86%)           (9)        139,509.3             1,311,235
--------------------------------------------------------------------------------------------------------------------------
GROWTH FUND:
Qualified V                  12.055     12.199              1.19%                             4.6                    56
Qualified VI                 12.069     12.227              1.31%                       966,047.6            11,812,144
Qualified X (1.15)           12.077     12.245              1.39%                         1,148.8                14,067
Qualified X (1.25)           12.069     12.227              1.31%                       125,732.4             1,537,366
Qualified XI                 12.591     12.314             (2.20%)           (8)            370.5                 4,562
Qualified XII (0.35)         11.987     12.387              3.34%            (5)         17,356.0               214,982
Qualified XII (0.55)         12.127     12.351              1.85%                        12,759.9               157,598
Qualified XII (0.65)         12.119     12.333              1.77%                         3,054.8                37,675
Qualified XII (0.70)         12.115     12.324              1.73%                         6,990.9                86,158
Qualified XII (0.75)         12.111     12.316              1.69%                        36,570.6               450,388
Qualified XII (0.80)         12.106     12.307              1.66%                       240,886.4             2,964,515
Qualified XII (0.85)         12.102     12.298              1.62%                        43,486.8               534,795
Qualified XII (0.90)         12.098     12.289              1.58%                         3,978.9                48,897
Qualified XII (0.95)         12.094     12.280              1.54%                        58,195.4               714,647
Qualified XII (1.00)         12.090     12.271              1.50%                       137,357.2             1,685,558
Qualified XII (1.05)         12.085     12.263              1.47%                        11,627.3               142,580
Qualified XII (1.10)         12.081     12.254              1.43%                         1,428.7                17,507
Qualified XII (1.15)         12.077     12.245              1.39%                         5,377.1                65,842
Qualified XII (1.20)         12.073     12.236              1.35%                         5,069.5                62,031
Qualified XII (1.25)         12.069     12.227              1.31%                         4,963.4                60,689
Qualified XII (1.30)         12.064     12.218              1.28%                           699.1                 8,542
Qualified XII (1.35)         12.477     12.210             (2.14%)           (2)             49.9                   609
Qualified XII (1.40)         12.056     12.201              1.20%                         1,229.0                14,995
Qualified XII (1.50)         12.048     12.183              1.12%                           325.7                 3,968
Qualified XIII               12.098     12.285              1.55%                         5,158.2                63,368
Qualified XV                 12.098     12.285              1.55%                         2,373.4                29,157
Qualified XVI                12.048     12.183              1.12%                        21,517.9               262,161
Qualified XVII               14.498     12.233            (15.62%)           (3)            233.2                 2,853
Qualified XVIII              12.306     12.233             (0.59%)           (1)          2,775.8                33,955
Qualified XXI                12.110     12.310              1.65%                         7,247.2                89,214
Qualified XXII               12.655     12.310             (2.73%)           (2)         17,951.8               220,988
Qualified XXIV               12.619     12.275             (2.73%)           (6)          5,835.3                71,630
Qualified XXVII               9.482      9.237             (2.58%)           (9)         11,686.4               107,946
--------------------------------------------------------------------------------------------------------------------------
VALUE FUND:
Qualified III                11.650     10.920             (6.27%)           (6)              9.6                   105
Qualified V                  11.493     10.629             (7.52%)                            7.7                    81
Qualified VI                 11.506     10.654             (7.40%)                      835,051.0             8,896,465
Qualified X (1.15)           11.514     10.669             (7.34%)                        1,770.9                18,894
Qualified X (1.25)           11.506     10.654             (7.40%)                      110,832.1             1,180,782
Qualified XII (0.35)         11.026     10.793             (2.11%)           (5)          7,396.6                79,829
Qualified XII (0.45)         11.570     10.777             (6.85%)                       38,614.0               416,147
Qualified XII (0.55)         11.562     10.762             (6.92%)                        3,108.0                33,448
Qualified XII (0.65)         11.554     10.746             (6.99%)                        2,196.0                23,598
Qualified XII (0.70)         11.550     10.738             (7.03%)                       88,043.8               945,452
Qualified XII (0.75)         11.546     10.731             (7.06%)                       42,678.2               457,969
Qualified XII (0.80)         11.542     10.723             (7.10%)                      409,599.1             4,392,127

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
VALUE FUND: (continued):
Qualified XII (0.85)       $ 11.538   $ 10.715             (7.13%)                       31,721.7       $       339,908
Qualified XII (0.90)         11.534     10.708             (7.16%)                        1,953.4                20,916
Qualified XII (0.95)         11.530     10.700             (7.20%)                       24,904.0               266,470
Qualified XII (1.00)         11.526     10.692             (7.24%)                       76,697.7               820,067
Qualified XII (1.05)         11.522     10.684             (7.27%)                        5,416.7                57,875
Qualified XII (1.10)         11.518     10.677             (7.30%)                       13,516.1               144,309
Qualified XII (1.15)         11.514     10.669             (7.34%)                        3,038.1                32,414
Qualified XII (1.20)         11.510     10.661             (7.38%)                        1,768.3                18,852
Qualified XII (1.25)         10.796     10.654             (1.32%)           (1)          9,809.7               104,510
Qualified XII (1.30)         11.502     10.646             (7.44%)                        1,058.2                11,266
Qualified XII (1.35)         11.307     10.638             (5.92%)           (2)            122.9                 1,307
Qualified XII (1.40)         11.494     10.631             (7.51%)                        1,673.0                17,786
Qualified XII (1.50)         11.486     10.616             (7.57%)                          501.2                 5,321
Qualified XIII               11.495     10.667             (7.20%)                       12,476.8               133,095
Qualified XV                 11.495     10.667             (7.20%)                        1,861.1                19,853
Qualified XVI                11.486     10.616             (7.57%)                        9,365.1                99,415
Qualified XVII               11.511     10.658             (7.41%)                       24,286.7               258,859
Qualified XVIII              11.511     10.658             (7.41%)                        4,826.1                51,439
Qualified XXI                11.036     10.689             (3.14%)           (1)         14,786.0               158,052
Qualified XXII               11.754     10.689             (9.06%)           (2)         12,950.0               138,426
Qualified XXIV               11.438     10.696             (6.49%)           (6)         23,785.6               254,403
Qualified XXVII               9.503      9.130             (3.93%)           (9)          9,756.9                89,081
--------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO:
Qualified III                30.131     31.035              3.00%                        17,517.2               543,648
Qualified V                  23.131     23.797              2.88%                         1,576.7                37,521
Qualified VI                 22.705     23.386              3.00%                     1,067,899.4            24,973,908
Qualified VIII               20.623     21.241              3.00%                         6,464.3               137,306
Qualified X (1.25)           11.637     11.986              3.00%                        23,960.4               287,194
Qualified XI                 22.998     23.785              3.42%                        65,075.1             1,547,804
Qualified XII (0.35)         11.718     12.432              6.09%            (5)        114,824.9             1,427,537
Qualified XII (0.40)         16.740     17.352              3.66%                           274.9                 4,770
Qualified XII (0.45)         11.970     12.403              3.62%                        39,330.8               487,818
Qualified XII (0.55)         11.951     12.374              3.54%                         9,955.5               123,186
Qualified XII (0.65)         11.932     12.345              3.46%                         3,955.8                48,832
Qualified XII (0.70)         11.922     12.330              3.42%                        20,388.4               251,390
Qualified XII (0.75)         11.912     12.316              3.39%                        27,134.5               334,176
Qualified XII (0.80)         12.530     12.949              3.34%                       146,545.2             1,897,589
Qualified XII (0.85)         16.697     17.249              3.31%                       202,152.2             3,486,965
Qualified XII (0.90)         12.414     12.820              3.27%                         3,950.8                50,648
Qualified XII (0.95)         16.636     17.174              3.23%                        72,225.5             1,240,374
Qualified XII (1.00)         16.606     17.136              3.19%                       163,305.6             2,798,417
Qualified XII (1.05)         16.576     17.098              3.15%                        33,942.4               580,365
Qualified XII (1.10)         16.546     17.061              3.11%                        15,850.7               270,429
Qualified XII (1.15)         16.515     17.024              3.08%                        28,155.1               479,304
Qualified XII (1.20)         16.485     16.986              3.04%                         7,225.2               122,729
Qualified XII (1.25)         16.455     16.949              3.00%                           815.0                13,814
Qualified XII (1.30)         16.426     16.912              2.96%                         1,375.3                23,260
Qualified XII (1.35)         15.730     16.875              7.28%            (2)            130.9                 2,208
Qualified XII (1.40)         16.366     16.838              2.88%                         1,257.0                21,166
Qualified XII (1.50)         16.306     16.764              2.81%                         1,004.4                16,839
Qualified XIII               22.951     23.693              3.23%                        17,022.2               403,306
Qualified XV                 22.913     23.654              3.23%                         5,919.0               140,006
Qualified XVI                22.550     23.184              2.81%                        28,635.6               663,878
Qualified XVII               22.705     23.386              3.00%                           963.1                22,522
Qualified XVIII              11.637     11.986              3.00%                         9,410.8               112,800
Qualified XXI                22.935     23.702              3.34%                         2,981.4                70,666
Qualified XXII               22.973     23.741              3.34%                         3,546.3                84,195

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO: (continued):
Qualified XXIV             $ 16.973   $ 17.142              1.00%            (6)         20,338.0       $       348,627
Qualified XXVII              29.380     31.064              5.73%            (2)        711,364.3            22,097,900
Qualified XXVIII             29.380     31.035              5.63%            (2)         68,435.3             2,123,895
--------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO:
Qualified III                19.201     19.833              3.29%                           867.1                17,197
Qualified V                  18.143     18.717              3.16%                           411.3                 7,698
Qualified VI                 18.334     18.937              3.29%                     4,278,388.8            81,018,030
Qualified VIII               18.265     18.865              3.28%                         4,235.5                79,903
Qualified X (1.15)           23.071     23.847              3.36%                        87,221.6             2,080,002
Qualified X (1.25)           22.942     23.697              3.29%                       939,492.3            22,262,802
Qualified XI                 18.570     19.260              3.72%                       166,978.5             3,215,925
Qualified XII (0.35)         10.595     10.990              3.73%            (5)        169,799.4             1,866,090
Qualified XII (0.40)         16.089     16.723              3.94%                           761.8                12,740
Qualified XII (0.45)         10.552     10.964              3.90%                       148,561.2             1,628,834
Qualified XII (0.55)         10.535     10.938              3.83%                        56,429.7               617,240
Qualified XII (0.65)         10.518     10.912              3.75%                       101,910.8             1,112,098
Qualified XII (0.70)         10.509     10.900              3.72%                        48,369.9               527,211
Qualified XII (0.75)         10.501     10.887              3.68%                       147,293.4             1,603,546
Qualified XII (0.80)         11.445     11.861              3.63%                       692,880.2             8,218,314
Qualified XII (0.85)         16.047     16.624              3.60%                       282,603.1             4,698,036
Qualified XII (0.90)         11.245     11.645              3.56%                         6,760.1                78,721
Qualified XII (0.95)         15.989     16.551              3.51%                       177,634.2             2,940,079
Qualified XII (1.00)         15.960     16.515              3.48%                       278,952.9             4,606,941
Qualified XII (1.05)         15.931     16.479              3.44%                        65,538.0             1,079,996
Qualified XII (1.10)         15.902     16.443              3.40%                        39,470.5               649,008
Qualified XII (1.15)         15.873     16.407              3.36%                        53,032.1               870,087
Qualified XII (1.20)         15.844     16.371              3.33%                        23,074.4               377,747
Qualified XII (1.25)         15.815     16.335              3.29%                        14,978.1               244,668
Qualified XII (1.30)         15.786     16.299              3.25%                         6,030.9                98,299
Qualified XII (1.35)         13.910     16.263             16.92%            (2)             66.0                 1,073
Qualified XII (1.40)         15.729     16.228              3.17%                         1,891.0                30,687
Qualified XII (1.50)         15.672     16.157              3.09%                         5,819.7                94,028
Qualified XIII               18.533     19.185              3.52%                        19,529.4               374,675
Qualified XV                 18.502     19.153              3.52%                        12,454.3               238,541
Qualified XVI                18.209     18.773              3.10%                       118,732.6             2,228,937
Qualified XVII               18.334     18.937              3.29%                        33,418.5               632,832
Qualified XVIII              22.942     23.697              3.29%                        15,721.8               372,554
Qualified XXI                18.519     19.192              3.63%                        24,586.0               471,867
Qualified XXII               18.550     19.224              3.63%                        35,909.3               690,335
Qualified XXIV               15.457     16.521              6.88%            (6)         69,966.8             1,155,887
Qualified XXVII              17.293     19.851             14.79%            (2)      1,524,398.6            30,260,933
Qualified XXVIII             17.293     19.833             14.69%            (2)        370,746.6             7,352,847
--------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Qualified I                  24.603     24.757              0.63%                         2,653.5                65,690
Qualified III                26.340     26.492              0.58%                           139.3                 3,690
Qualified V                  26.134     26.254              0.46%                         1,983.3                52,069
Qualified VI                 25.999     26.149              0.58%                    10,491,337.7           274,340,542
Qualified VIII               26.310     26.461              0.57%                         8,174.2               216,293
Qualified X (1.15)           36.363     36.601              0.65%                        68,000.8             2,488,907
Qualified X (1.25)           36.160     36.369              0.58%                     1,520,493.0            55,299,110
Qualified XI                 26.334     26.595              0.99%                       598,337.1            15,912,856
Qualified XII (0.35)         16.211     16.891              4.19%            (5)        557,819.5             9,422,118
Qualified XII (0.40)         23.989     24.281              1.22%                         2,014.1                48,905
Qualified XII (0.45)         16.655     16.851              1.18%                       119,298.0             2,010,309
Qualified XII (0.55)         16.628     16.811              1.10%                       150,172.1             2,524,616
Qualified XII (0.65)         16.601     16.772              1.03%                       323,814.5             5,430,989

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO: (continued):
Qualified XII (0.70)       $ 16.588   $ 16.752              0.99%                       110,681.9       $     1,854,159
Qualified XII (0.75)         16.574     16.732              0.95%                       451,681.6             7,557,730
Qualified XII (0.80)         18.143     18.310              0.92%                     2,169,309.6            39,719,423
Qualified XII (0.85)         23.927     24.138              0.88%                       584,193.9            14,101,019
Qualified XII (0.90)         17.677     17.826              0.84%                        15,360.2               273,813
Qualified XII (0.95)         23.840     24.032              0.81%                       474,261.1            11,397,386
Qualified XII (1.00)         23.797     23.979              0.76%                     1,191,086.4            28,561,438
Qualified XII (1.05)         23.754     23.927              0.73%                       119,668.4             2,863,271
Qualified XII (1.10)         23.710     23.874              0.69%                        67,472.7             1,610,870
Qualified XII (1.15)         23.667     23.822              0.65%                       111,306.3             2,651,545
Qualified XII (1.20)         23.624     23.770              0.62%                        61,724.5             1,467,184
Qualified XII (1.25)         23.581     23.718              0.58%                        30,186.3               715,953
Qualified XII (1.30)         23.538     23.666              0.54%                        22,430.6               530,837
Qualified XII (1.35)         23.491     23.614              0.52%            (2)            446.3                10,539
Qualified XII (1.40)         23.453     23.562              0.46%                         6,430.8               151,524
Qualified XII (1.50)         23.368     23.459              0.39%                         4,044.8                94,888
Qualified XIII               26.281     26.492              0.80%                        85,674.9             2,269,739
Qualified XV                 26.237     26.448              0.80%                        62,760.3             1,659,910
Qualified XVI                25.822     25.923              0.39%                       206,651.0             5,357,034
Qualified XVII               25.999     26.149              0.58%                        60,825.2             1,590,532
Qualified XVIII              36.160     36.369              0.58%                        68,279.1             2,483,258
Qualified XXI                26.262     26.503              0.92%                       104,617.0             2,772,612
Qualified XXII               26.305     26.547              0.92%                        93,382.0             2,478,981
Qualified XXIV               24.889     23.987             (3.62%)           (6)        154,637.8             3,709,319
--------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO:
Qualified XXVII               9.522      8.632             (9.35%)           (2)        165,615.9             1,429,638
Qualified XXVIII              9.523      8.624             (9.44%)           (2)        172,464.9             1,487,367
--------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO:
Qualified V                  19.108     16.649            (12.87%)                           65.9                 1,097
Qualified VI                 19.243     16.787            (12.76%)                      660,890.2            11,094,467
Qualified VIII               19.237     16.780            (12.77%)                          357.1                 5,993
Qualified X (1.15)           19.936     17.405            (12.70%)                        9,198.3               160,094
Qualified X (1.25)           19.825     17.294            (12.77%)                      151,377.3             2,617,990
Qualified XI                 19.492     17.073            (12.41%)                       24,773.3               422,966
Qualified XII (0.35)         12.131     11.797             (2.75%)           (5)         46,526.6               548,853
Qualified XII (0.40)         18.709     16.425            (12.21%)                          306.2                 5,029
Qualified XII (0.45)         13.410     11.769            (12.24%)                       11,935.1               140,461
Qualified XII (0.55)         13.389     11.741            (12.31%)                        8,382.8                98,423
Qualified XII (0.65)         13.367     11.713            (12.37%)                       16,850.7               197,378
Qualified XII (0.70)         13.356     11.700            (12.40%)                       12,248.6               143,303
Qualified XII (0.75)         13.346     11.686            (12.44%)                       15,907.2               185,888
Qualified XII (0.80)         14.900     13.042            (12.47%)                       42,194.6               550,282
Qualified XII (0.85)         18.661     16.327            (12.51%)                       25,590.6               417,829
Qualified XII (0.90)         14.905     13.036            (12.54%)                        3,229.0                42,094
Qualified XII (0.95)         18.593     16.256            (12.57%)                       16,351.7               265,812
Qualified XII (1.00)         18.559     16.220            (12.60%)                       40,842.3               662,477
Qualified XII (1.05)         18.525     16.185            (12.63%)                       10,182.6               164,803
Qualified XII (1.10)         18.492     16.149            (12.67%)                        8,261.2               133,413
Qualified XII (1.15)         18.458     16.114            (12.70%)                        9,739.7               156,946
Qualified XII (1.20)         18.424     16.079            (12.73%)                        3,385.0                54,427
Qualified XII (1.25)         18.391     16.043            (12.77%)                        8,023.5               128,725
Qualified XII (1.30)         18.357     16.008            (12.80%)                        2,282.6                36,541
Qualified XII (1.35)         17.843     15.973            (10.48%)           (2)             11.7                   187
Qualified XII (1.40)         18.291     15.938            (12.86%)                          995.7                15,869
Qualified XII (1.50)         18.224     15.869            (12.92%)                           91.4                 1,450
Qualified XIII               19.452     17.007            (12.57%)                       11,487.6               195,375
Qualified XV                 19.420     16.979            (12.57%)                        4,828.8                81,990

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO: (continued):
Qualified XVI              $ 19.112   $ 16.642            (12.92%)                       13,925.0       $       231,738
Qualified XVII               19.243     16.787            (12.76%)                        1,556.7                26,133
Qualified XVIII              19.825     17.294            (12.77%)                        3,016.5                52,168
Qualified XXI                19.438     17.014            (12.47%)                        9,264.5               157,626
Qualified XXII               19.470     17.042            (12.47%)                       13,322.6               227,047
Qualified XXIV               17.531     16.226             (7.44%)           (6)         20,672.2               335,420
Qualified XXVII               9.535      9.247             (3.02%)           (9)            487.5                 4,508
--------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO:
Qualified XXVII              17.740     18.174              2.45%            (2)      1,260,287.0            22,904,579
Qualified XXVIII             17.740     18.157              2.35%            (2)        123,472.8             2,241,911
--------------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO:
Qualified III                27.214     26.946             (0.98%)                        1,616.2                43,550
Qualified V                  24.046     23.782             (1.10%)                        2,448.3                58,225
Qualified VI                 24.053     23.817             (0.98%)                    8,772,230.1           208,924,010
Qualified VIII               24.208     23.969             (0.99%)                        3,936.1                94,346
Qualified X (1.15)           27.150     26.903             (0.91%)                       16,463.6               442,922
Qualified X (1.25)           27.024     26.759             (0.98%)                      803,739.1            21,507,284
Qualified XI                 24.363     24.223             (0.57%)                      217,128.7             5,259,429
Qualified XII (0.35)         13.485     14.172              5.09%            (5)        366,013.4             5,187,197
Qualified XII (0.40)         22.045     21.967             (0.35%)                        2,226.2                48,904
Qualified XII (0.45)         14.194     14.139             (0.39%)                      341,139.9             4,823,282
Qualified XII (0.55)         14.171     14.105             (0.47%)                      125,324.9             1,767,761
Qualified XII (0.65)         14.148     14.072             (0.54%)                      266,642.1             3,752,243
Qualified XII (0.70)         14.137     14.056             (0.57%)                       85,694.1             1,204,484
Qualified XII (0.75)         14.126     14.039             (0.62%)                      414,623.0             5,820,926
Qualified XII (0.80)         15.518     15.417             (0.65%)                    1,717,072.6            26,471,901
Qualified XII (0.85)         21.988     21.837             (0.69%)                      232,684.8             5,081,141
Qualified XII (0.90)         15.138     15.028             (0.73%)                       30,475.4               457,991
Qualified XII (0.95)         21.908     21.741             (0.76%)                      360,078.8             7,828,599
Qualified XII (1.00)         21.868     21.694             (0.80%)                    1,512,742.8            32,817,147
Qualified XII (1.05)         21.828     21.646             (0.83%)                      125,958.0             2,726,516
Qualified XII (1.10)         21.789     21.599             (0.87%)                       57,648.2             1,245,138
Qualified XII (1.15)         21.749     21.552             (0.91%)                       74,648.4             1,608,788
Qualified XII (1.20)         21.710     21.504             (0.95%)                       32,372.6               696,150
Qualified XII (1.25)         21.670     21.457             (0.98%)                       16,010.3               343,537
Qualified XII (1.30)         21.631     21.410             (1.02%)                       13,041.0               279,210
Qualified XII (1.35)         20.986     21.363              1.80%            (2)             92.3                 1,972
Qualified XII (1.40)         21.552     21.317             (1.09%)                        8,009.0               170,724
Qualified XII (1.50)         21.474     21.223             (1.17%)                        5,302.2               112,531
Qualified XIII               24.314     24.129             (0.76%)                       73,767.0             1,779,931
Qualified XV                 24.274     24.089             (0.76%)                       38,400.1               925,022
Qualified XVI                23.889     23.610             (1.17%)                      157,971.6             3,729,785
Qualified XVII               24.053     23.817             (0.98%)                       34,773.4               828,182
Qualified XVIII              27.024     26.759             (0.98%)                       20,259.6               542,127
Qualified XXI                24.296     24.138             (0.65%)                       74,774.6             1,804,934
Qualified XXII               24.336     24.178             (0.65%)                      114,974.7             2,779,914
Qualified XXIV               21.474     21.701              1.06%            (6)        138,794.9             3,011,972
Qualified XXVII              27.021     26.972             (0.18%)           (2)      3,111,133.0            83,912,380
Qualified XXVIII             27.021     26.946             (0.28%)           (2)        594,622.7            16,022,968
--------------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO:
Qualified XXVII              26.558     27.463              3.41%            (2)      3,586,123.8            98,487,470
Qualified XXVIII             26.559     27.438              3.31%            (2)        615,746.0            16,894,750
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO:
Qualified I                $ 32.516   $ 31.991             (1.61%)                        2,923.0       $        93,509
Qualified III                53.644     52.756             (1.66%)                       83,597.3             4,410,230
Qualified V                  46.252     45.431             (1.78%)                        4,521.8               205,431
Qualified VI                 46.640     45.868             (1.66%)                   15,044,349.6           690,048,328
Qualified VIII               46.621     45.846             (1.66%)                        8,706.9               399,181
Qualified X (1.15)           45.235     44.519             (1.58%)                       58,910.2             2,622,623
Qualified X (1.25)           45.025     44.279             (1.66%)                    1,461,159.4            64,698,371
Qualified XI                 47.242     46.650             (1.25%)                      811,193.6            37,842,189
Qualified XII (0.35)         23.888     26.995             13.01%            (5)        884,185.8            23,868,898
Qualified XII (0.40)         31.711     31.384             (1.03%)                        6,035.6               189,423
Qualified XII (0.45)         27.222     26.932             (1.07%)                      204,808.7             5,515,855
Qualified XII (0.55)         27.178     26.868             (1.14%)                      167,634.2             4,504,050
Qualified XII (0.65)         27.135     26.805             (1.22%)                      254,010.6             6,808,770
Qualified XII (0.70)         27.113     26.773             (1.25%)                      198,488.0             5,314,215
Qualified XII (0.75)         27.091     26.742             (1.29%)                      620,444.6            16,591,913
Qualified XII (0.80)         29.195     28.808             (1.33%)                    3,704,193.3           106,711,765
Qualified XII (0.85)         31.629     31.198             (1.36%)                      730,737.9            22,797,923
Qualified XII (0.90)         28.662     28.261             (1.40%)                       29,674.7               838,630
Qualified XII (0.95)         31.514     31.062             (1.43%)                      806,156.7            25,040,725
Qualified XII (1.00)         31.457     30.994             (1.47%)                    2,298,468.3            71,238,443
Qualified XII (1.05)         31.400     30.926             (1.51%)                      232,298.1             7,184,035
Qualified XII (1.10)         31.343     30.858             (1.55%)                       93,325.6             2,879,866
Qualified XII (1.15)         31.286     30.791             (1.58%)                      136,115.9             4,191,091
Qualified XII (1.20)         31.229     30.723             (1.62%)                       76,981.1             2,365,101
Qualified XII (1.25)         31.172     30.656             (1.66%)                       33,118.4             1,015,275
Qualified XII (1.30)         31.116     30.589             (1.69%)                       25,825.9               789,979
Qualified XII (1.35)         30.334     30.522              0.62%            (1)          1,171.2                35,748
Qualified XII (1.40)         31.003     30.455             (1.77%)                       13,322.8               405,745
Qualified XII (1.50)         30.890     30.322             (1.84%)                        9,998.6               303,172
Qualified XIII               47.147     46.470             (1.44%)                      138,337.8             6,428,528
Qualified XV                 47.068     46.392             (1.44%)                      116,093.6             5,385,868
Qualified XVI                46.323     45.471             (1.84%)                      226,431.1            10,296,025
Qualified XVII               46.640     45.868             (1.66%)                       75,004.5             3,440,279
Qualified XVIII              45.025     44.279             (1.66%)                       74,668.9             3,306,248
Qualified XXI                47.112     46.487             (1.33%)                      286,442.0            13,315,936
Qualified XXII               47.190     46.565             (1.32%)                      167,754.0             7,811,448
Qualified XXIV               31.793     31.004             (2.48%)           (6)        326,698.1            10,128,951
Qualified XXVII              61.680     52.805            (14.39%)           (2)      3,223,534.4           170,219,279
Qualified XXVIII             61.681     52.756            (14.47%)           (2)        685,170.5            36,146,599
--------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO:
Qualified III                24.929     24.737             (0.77%)                          565.1                13,980
Qualified V                  24.747     24.527             (0.89%)                          342.1                 8,392
Qualified VI                 24.922     24.731             (0.77%)                    6,647,053.1           164,385,408
Qualified VIII               24.913     24.721             (0.77%)                        3,829.6                94,669
Qualified X (1.15)           25.978     25.798             (0.69%)                       87,118.5             2,247,442
Qualified X (1.25)           25.859     25.661             (0.77%)                      934,604.1            23,982,898
Qualified XI                 25.243     25.152             (0.36%)                      331,196.0             8,330,339
Qualified XII (0.35)         14.368     14.919              3.83%            (5)        275,574.5             4,111,354
Qualified XII (0.40)         22.571     22.541             (0.13%)                          772.7                17,417
Qualified XII (0.45)         14.910     14.884             (0.17%)                      374,078.4             5,567,798
Qualified XII (0.55)         14.886     14.849             (0.25%)                      142,721.0             2,119,263
Qualified XII (0.65)         14.862     14.814             (0.32%)                      255,729.6             3,788,384
Qualified XII (0.70)         14.850     14.797             (0.36%)                       59,777.4               884,501
Qualified XII (0.75)         14.838     14.779             (0.40%)                      358,144.0             5,293,055
Qualified XII (0.80)         16.022     15.952             (0.44%)                      977,164.3            15,588,107
Qualified XII (0.85)         22.513     22.407             (0.47%)                      159,178.0             3,566,704

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO: (continued):
Qualified XII (0.90)       $ 15.690   $ 15.610             (0.51%)                        5,673.1       $        88,558
Qualified XII (0.95)         22.431     22.309             (0.54%)                      290,063.8             6,471,004
Qualified XII (1.00)         22.390     22.260             (0.58%)                    1,042,062.9            23,196,372
Qualified XII (1.05)         22.350     22.211             (0.62%)                      106,551.5             2,366,643
Qualified XII (1.10)         22.309     22.163             (0.65%)                       42,112.7               933,330
Qualified XII (1.15)         22.269     22.114             (0.70%)                       87,706.5             1,939,550
Qualified XII (1.20)         22.228     22.066             (0.73%)                       28,285.7               624,141
Qualified XII (1.25)         22.188     22.017             (0.77%)                       13,883.4               305,675
Qualified XII (1.30)         22.147     21.969             (0.80%)                       10,375.4               227,938
Qualified XII (1.35)         21.906     21.921              0.07%            (2)            305.5                 6,696
Qualified XII (1.40)         22.067     21.873             (0.88%)                       18,419.6               402,890
Qualified XII (1.50)         21.987     21.777             (0.96%)                        5,641.0               122,845
Qualified XIII               25.192     25.055             (0.54%)                       65,197.1             1,633,521
Qualified XV                 25.151     25.014             (0.54%)                       32,107.4               803,119
Qualified XVI                24.752     24.517             (0.95%)                      147,211.3             3,609,127
Qualified XVII               24.922     24.731             (0.77%)                       42,421.3             1,049,103
Qualified XVIII              25.859     25.661             (0.77%)                       64,003.8             1,642,402
Qualified XXI                25.174     25.065             (0.43%)                       96,788.0             2,425,965
Qualified XXII               25.216     25.106             (0.44%)                       56,178.6             1,410,442
Qualified XXIV               22.439     22.267             (0.77%)           (6)         87,554.5             1,949,604
Qualified XXVII               9.909      9.750             (1.60%)           (9)         36,898.3               359,752
--------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO:
Qualified III                15.601     15.944              2.20%                         2,318.8                36,971
Qualified V                  15.411     15.731              2.08%                           122.7                 1,930
Qualified VI                 15.540     15.882              2.20%                     1,050,499.9            16,683,692
Qualified VIII               15.534     15.874              2.19%                           211.8                 3,362
Qualified X (1.25)           10.455     10.684              2.19%                        82,344.8               879,791
Qualified XI                 15.741     16.153              2.62%                        55,982.1               904,257
Qualified XII (0.35)         10.485     10.888              3.84%            (5)         59,654.1               649,539
Qualified XII (0.40)         13.210     13.586              2.85%                           632.9                 8,599
Qualified XII (0.45)         10.566     10.863              2.81%                        64,894.7               704,933
Qualified XII (0.55)         10.549     10.837              2.73%                        29,407.1               318,688
Qualified XII (0.65)         10.532     10.812              2.66%                        86,019.1               930,003
Qualified XII (0.70)         10.523     10.799              2.62%                       106,009.5             1,144,779
Qualified XII (0.75)         10.515     10.786              2.58%                        15,058.2               162,419
Qualified XII (0.80)         10.727     11.000              2.54%                       292,647.6             3,219,018
Qualified XII (0.85)         13.175     13.505              2.50%                        48,994.6               661,672
Qualified XII (0.90)         10.712     10.976              2.46%                         1,982.6                21,760
Qualified XII (0.95)         13.127     13.446              2.43%                        46,630.5               626,985
Qualified XII (1.00)         13.104     13.416              2.38%                       441,499.9             5,923,345
Qualified XII (1.05)         13.080     13.387              2.35%                        29,403.0               393,618
Qualified XII (1.10)         13.056     13.358              2.31%                         7,145.8                95,451
Qualified XII (1.15)         13.032     13.328              2.27%                         9,889.2               131,806
Qualified XII (1.20)         13.008     13.299              2.24%                         8,365.1               111,249
Qualified XII (1.25)         12.985     13.270              2.19%                         7,277.8                96,576
Qualified XII (1.30)         12.961     13.241              2.16%                         1,713.6                22,690
Qualified XII (1.35)         13.025     13.212              1.44%            (2)             76.2                 1,007
Qualified XII (1.40)         12.914     13.183              2.08%                         4,625.8                60,982
Qualified XII (1.50)         12.867     13.125              2.01%                           461.0                 6,050
Qualified XIII               15.709     16.090              2.43%                         4,927.2                79,280
Qualified XV                 15.683     16.063              2.42%                         4,969.8                79,833
Qualified XVI                15.434     15.744              2.01%                        14,727.5               231,873
Qualified XVII               15.540     15.882              2.20%                           459.5                 7,298
Qualified XXI                15.698     16.096              2.54%                         8,428.1               135,662
Qualified XXII               15.724     16.123              2.54%                         8,671.8               139,816
Qualified XXIV               13.199     13.421              1.68%            (6)         20,526.2               275,478
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Qualified III              $ 32.036   $ 32.677              2.00%                         1,463.9       $        47,836
Qualified V                  29.183     29.732              1.88%                         1,591.8                47,329
Qualified VI                 29.366     29.954              2.00%                     6,836,286.2           204,771,348
Qualified VIII               29.380     29.966              1.99%                         2,455.7                73,590
Qualified X (1.15)           31.550     32.206              2.08%                        54,969.9             1,770,370
Qualified X (1.25)           31.406     32.035              2.00%                       959,479.5            30,737,130
Qualified XI                 29.744     30.464              2.42%                       402,915.5            12,274,539
Qualified XII (0.35)         16.099     17.232              7.04%            (5)        352,051.9             6,066,449
Qualified XII (0.40)         25.537     26.214              2.65%                         1,606.0                42,099
Qualified XII (0.45)         16.753     17.191              2.61%                       325,340.8             5,592,963
Qualified XII (0.55)         16.726     17.151              2.54%                        96,189.3             1,649,708
Qualified XII (0.65)         16.699     17.110              2.46%                        43,626.8               746,465
Qualified XII (0.70)         16.686     17.090              2.42%                       282,576.8             4,829,253
Qualified XII (0.75)         16.673     17.070              2.38%                       403,335.8             6,884,924
Qualified XII (0.80)         18.335     18.765              2.35%                     1,974,549.7            37,052,885
Qualified XII (0.85)         25.471     26.059              2.31%                       567,706.1            14,793,574
Qualified XII (0.90)         17.786     18.190              2.27%                        13,618.6               247,718
Qualified XII (0.95)         25.378     25.944              2.23%                       286,390.5             7,430,219
Qualified XII (1.00)         25.332     25.888              2.19%                       685,299.1            17,740,774
Qualified XII (1.05)         25.286     25.831              2.16%                        74,178.7             1,916,100
Qualified XII (1.10)         25.240     25.774              2.12%                        38,716.5               997,896
Qualified XII (1.15)         25.194     25.718              2.08%                        47,790.1             1,229,062
Qualified XII (1.20)         25.148     25.662              2.04%                        41,431.9             1,063,205
Qualified XII (1.25)         25.103     25.605              2.00%                        19,541.9               500,377
Qualified XII (1.30)         25.057     25.549              1.96%                        10,930.9               279,278
Qualified XII (1.35)         24.785     25.493              2.86%            (2)            336.5                 8,579
Qualified XII (1.40)         24.966     25.438              1.89%                         4,969.3               126,406
Qualified XII (1.50)         24.875     25.326              1.81%                         4,637.8               117,459
Qualified XIII               29.684     30.347              2.23%                        67,574.4             2,050,657
Qualified XV                 29.635     30.296              2.23%                        38,890.2             1,178,225
Qualified XVI                29.166     29.695              1.81%                       121,105.1             3,596,159
Qualified XVII               29.366     29.954              2.00%                        46,493.6             1,392,650
Qualified XVIII              31.406     32.035              2.00%                        65,495.9             2,098,175
Qualified XXI                29.662     30.358              2.35%                        94,049.4             2,855,173
Qualified XXII               29.712     30.409              2.35%                        80,369.8             2,443,944
Qualified XXIV               25.641     25.896              0.99%            (6)         83,350.1             2,158,443
Qualified XXVII              33.378     32.708             (2.01%)           (2)      2,552,240.8            83,478,466
Qualified XXVIII             33.378     32.677             (2.10%)           (2)      1,115,853.2            36,463,109
Annuity contracts in
  payment period                                                                                              1,127,802
--------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO:
Qualified I                  29.020     27.806             (4.18%)                        2,110.6                58,687
Qualified III                38.648     37.014             (4.23%)                        1,535.7                56,842
Qualified V                  34.593     33.090             (4.34%)                        3,403.7               112,629
Qualified VI                 34.574     33.112             (4.23%)                   16,904,976.1           559,760,493
Qualified VIII               34.465     33.006             (4.23%)                        9,796.6               323,347
Qualified X (1.15)           39.011     37.389             (4.16%)                       67,204.9             2,512,732
Qualified X (1.25)           38.832     37.190             (4.23%)                    1,695,971.4            63,072,614
Qualified XI                 35.020     33.677             (3.83%)                      935,812.9            31,515,006
Qualified XII (0.35)         16.103     16.182              0.49%            (5)      1,137,297.6            18,404,038
Qualified XII (0.40)         28.797     27.755             (3.62%)                        6,228.6               172,876
Qualified XII (0.45)         16.757     16.144             (3.66%)                      625,207.7            10,093,438
Qualified XII (0.55)         16.730     16.106             (3.73%)                      216,111.0             3,480,708
Qualified XII (0.65)         16.703     16.068             (3.80%)                      256,615.7             4,123,354
Qualified XII (0.70)         16.689     16.049             (3.83%)                      276,748.5             4,441,612
Qualified XII (0.75)         16.676     16.030             (3.87%)                    1,293,981.0            20,743,012
Qualified XII (0.80)         19.592     18.826             (3.91%)                    5,813,471.0           109,445,841
Qualified XII (0.85)         28.723     27.591             (3.94%)                      820,372.1            22,634,817

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO: (continued):
Qualified XII (0.90)       $ 19.141   $ 18.380             (3.98%)                       35,821.2       $       658,387
Qualified XII (0.95)         28.619     27.470             (4.01%)                      700,370.2            19,239,233
Qualified XII (1.00)         28.567     27.410             (4.05%)                    2,987,216.4            81,879,778
Qualified XII (1.05)         28.515     27.350             (4.09%)                      281,642.4             7,702,917
Qualified XII (1.10)         28.463     27.290             (4.12%)                       93,157.1             2,542,275
Qualified XII (1.15)         28.411     27.230             (4.16%)                      133,985.0             3,648,464
Qualified XII (1.20)         28.360     27.171             (4.19%)                       58,223.0             1,581,962
Qualified XII (1.25)         28.308     27.111             (4.23%)                       29,982.2               812,857
Qualified XII (1.30)         28.257     27.052             (4.26%)                       28,220.6               763,421
Qualified XII (1.35)         27.255     26.993             (0.96%)           (1)            394.6                10,650
Qualified XII (1.40)         28.154     26.934             (4.33%)                       15,782.4               425,076
Qualified XII (1.50)         28.052     26.816             (4.41%)                        6,709.9               179,930
Qualified XIII               34.949     33.547             (4.01%)                      135,884.0             4,558,442
Qualified XV                 34.891     33.491             (4.01%)                      112,516.2             3,768,266
Qualified XVI                34.339     32.826             (4.41%)                      257,143.2             8,440,949
Qualified XVII               34.574     33.112             (4.23%)                      102,458.0             3,392,607
Qualified XVIII              38.832     37.190             (4.23%)                       92,825.7             3,452,158
Qualified XXI                34.923     33.559             (3.91%)                      271,896.3             9,124,655
Qualified XXII               34.982     33.615             (3.91%)                      199,269.7             6,698,481
Qualified XXIV               29.012     27.419             (5.49%)           (6)        248,756.1             6,820,649
Qualified XXVII              42.335     37.049            (12.49%)           (2)      4,665,459.4           172,848,911
Qualified XXVIII             42.335     37.014            (12.57%)           (2)      1,599,452.4            59,202,096
Annuity contracts in
  payment period                                                                                              1,200,854
--------------------------------------------------------------------------------------------------------------------------
LEXINGTON EMERGING MARKETS FUND:
Qualified XXVII              15.945      8.599            (46.07%)           (2)        721,263.7             6,201,989
Qualified XXVIII             15.945      8.591            (46.12%)           (2)        260,406.3             2,237,073
--------------------------------------------------------------------------------------------------------------------------
LEXINGTON NATURAL RESOURCES TRUST FUND:
Qualified III                12.882     13.981              8.53%                         4,640.9                64,882
Qualified V                  14.253     15.449              8.39%                         2,658.6                41,074
Qualified VI                 13.900     15.085              8.53%                       388,514.2             5,860,576
Qualified VIII               12.047     13.073              8.52%                           928.8                12,142
Qualified XI                 14.079     15.342              8.97%                        20,875.8               320,277
Qualified XII (0.35)          9.158      9.584              4.65%            (5)         12,305.8               117,935
Qualified XII (0.40)         10.939     11.947              9.21%                           195.0                 2,330
Qualified XII (0.45)          8.758      9.561              9.17%                         4,176.5                39,932
Qualified XII (0.55)          8.744      9.539              9.09%                         3,960.2                37,774
Qualified XII (0.65)          8.729      9.516              9.02%                         1,104.4                10,510
Qualified XII (0.70)          8.722      9.505              8.98%                         6,272.6                59,620
Qualified XII (0.75)          8.715      9.494              8.94%                        20,384.9               193,527
Qualified XII (0.80)          9.524     10.371              8.89%                       112,082.4             1,162,359
Qualified XII (0.85)         10.911     11.876              8.84%                        22,250.4               264,249
Qualified XII (0.95)         10.871     11.824              8.77%                        20,972.8               247,984
Qualified XII (1.00)         10.851     11.798              8.73%                        80,779.2               953,050
Qualified XII (1.05)         10.831     11.772              8.69%                         3,578.1                42,123
Qualified XII (1.10)         10.812     11.747              8.65%                         1,072.8                12,601
Qualified XII (1.15)         10.792     11.721              8.61%                         5,204.5                61,000
Qualified XII (1.20)         10.772     11.695              8.57%                         2,697.3                31,546
Qualified XII (1.50)         10.655     11.542              8.32%                            66.4                   767
Qualified XIII               14.051     15.283              8.77%                         4,461.0                68,176
Qualified XV                 14.028     15.257              8.76%                         7,395.6               112,838
Qualified XVI                13.805     14.954              8.32%                         5,853.3                87,530
Qualified XVII               13.900     15.085              8.53%                           876.3                13,219
Qualified XXI                14.041     15.289              8.89%                         3,729.5                57,019
Qualified XXII               14.064     15.314              8.89%                         2,501.3                38,305
Qualified XXIV               11.307     11.802              4.38%            (6)          6,399.9                75,532
Qualified XXVII              11.702     13.994             19.59%            (2)        275,633.6             3,857,119
Qualified XXVIII             11.702     13.981             19.48%            (2)        144,288.3             2,017,234
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
MFS FUNDS:
TOTAL RETURN SERIES:
Qualified XXVII            $ 10.126   $ 11.673             15.28%            (2)         79,747.1       $       930,849
Qualified XXVIII             10.126     11.662             15.17%            (2)          5,651.2                65,902
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
GLOBAL SECURITIES FUND/VA:
Qualified III                16.126     17.398              7.89%                            37.5                   653
Qualified V                  15.638     16.852              7.76%                           392.6                 6,616
Qualified VI                 15.681     16.918              7.89%                       953,276.7            16,127,354
Qualified VIII               15.988     16.915              5.80%            (1)             30.5                   516
Qualified X (1.15)           15.707     16.959              7.97%                        15,751.1               267,124
Qualified X (1.25)           15.681     16.918              7.89%                       138,893.1             2,349,767
Qualified XI                 15.775     17.089              8.33%                        68,078.0             1,163,399
Qualified XII (0.35)         16.636     17.242              3.64%            (5)         24,632.3               424,708
Qualified XII (0.40)         15.859     17.219              8.58%                           208.4                 3,589
Qualified XII (0.45)         15.849     17.201              8.53%                         1,369.9                23,565
Qualified XII (0.55)         15.823     17.161              8.46%                        10,261.9               176,102
Qualified XII (0.65)         15.798     17.120              8.37%                         1,924.5                32,948
Qualified XII (0.70)         15.785     17.100              8.33%                        11,699.3               200,061
Qualified XII (0.75)         15.772     17.080              8.29%                        29,386.7               501,927
Qualified XII (0.80)         15.800     17.104              8.25%                       123,352.2             2,109,829
Qualified XII (0.85)         15.787     17.083              8.21%                        36,452.7               622,734
Qualified XII (0.90)         17.689     17.063             (3.54%)           (7)            994.7                16,973
Qualified XII (0.95)         15.760     17.042              8.13%                        30,853.8               525,803
Qualified XII (1.00)         15.747     17.021              8.09%                        92,874.0             1,580,815
Qualified XII (1.05)         15.734     17.000              8.05%                         6,464.4               109,898
Qualified XII (1.10)         15.721     16.980              8.01%                         2,131.8                36,197
Qualified XII (1.15)         15.707     16.959              7.97%                         7,498.4               127,165
Qualified XII (1.20)         15.694     16.938              7.93%                         3,251.7                55,079
Qualified XII (1.25)         15.681     16.918              7.89%                         1,248.9                21,128
Qualified XII (1.30)         15.668     16.897              7.84%                           342.0                 5,778
Qualified XII (1.35)         15.714     16.877              7.40%            (1)             97.2                 1,641
Qualified XII (1.40)         15.641     16.856              7.77%                           916.5                15,449
Qualified XII (1.50)         15.883     16.815              5.87%            (1)             97.7                 1,643
Qualified XIII               15.760     17.042              8.13%                         8,728.2               148,744
Qualified XV                 15.760     17.042              8.13%                         5,378.5                91,659
Qualified XVI                15.615     16.815              7.68%                        20,525.1               345,132
Qualified XVII               15.681     16.918              7.89%                        12,921.5               218,604
Qualified XVIII              15.681     16.918              7.89%                        12,465.8               210,893
Qualified XXI                15.775     17.077              8.25%                        37,326.6               637,411
Qualified XXII               15.775     17.077              8.25%                        11,898.8               203,191
Qualified XXIV               17.346     17.027             (1.84%)           (6)         11,756.2               200,169
Qualified XXVII              17.929     17.414             (2.87%)           (2)        304,590.9             5,304,269
Qualified XXVIII             17.930     17.398             (2.97%)           (2)         86,852.8             1,511,076
--------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:
Qualified V                  10.021     10.199              1.78%                            38.8                   395
Qualified VI                 10.048     10.239              1.90%                       145,096.4             1,485,601
Qualified VIII               10.125     10.237              1.11%            (4)            116.4                 1,192
Qualified X (1.25)           10.048     10.239              1.90%                        23,884.0               244,541
Qualified XI                 10.108     10.343              2.32%                         2,171.8                22,461
Qualified XII (0.35)         10.102     10.468              3.62%            (5)          2,602.3                27,243
Qualified XII (0.45)         10.188     10.444              2.51%                         9,570.0                99,947
Qualified XII (0.55)         10.172     10.419              2.43%                           122.2                 1,273
Qualified XII (0.65)         10.155     10.395              2.36%                         3,977.8                41,347
Qualified XII (0.70)          9.988     10.382              3.94%            (5)             23.8                   247
Qualified XII (0.75)         10.139     10.370              2.28%                         3,642.4                37,772
Qualified XII (0.80)         10.125     10.352              2.24%                         7,408.5                76,689
Qualified XII (0.85)         10.116     10.339              2.20%                         6,915.9                71,503

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA: (continued):
Qualified XII (0.90)       $ 10.244   $ 10.326              0.80%            (3)            165.5       $         1,709
Qualified XII (0.95)         10.099     10.314              2.13%                         3,178.3                32,781
Qualified XII (1.00)         10.091     10.301              2.08%                        17,549.3               180,779
Qualified XII (1.05)         10.082     10.289              2.05%                           398.7                 4,102
Qualified XII (1.10)         10.074     10.276              2.01%                           923.6                 9,491
Qualified XII (1.15)         10.065     10.264              1.98%                         1,364.0                13,999
Qualified XII (1.20)         10.057     10.251              1.93%                            53.6                   549
Qualified XII (1.25)         10.048     10.239              1.90%                         1,344.4                13,765
Qualified XII (1.30)         10.252     10.226             (0.25%)           (7)            143.7                 1,469
Qualified XII (1.35)         10.112     10.214              1.01%            (2)              9.7                    99
Qualified XII (1.40)         10.064     10.201              1.36%            (2)            690.1                 7,040
Qualified XII (1.50)         10.006     10.177              1.71%                           117.5                 1,196
Qualified XIII               10.099     10.314              2.13%                           166.9                 1,721
Qualified XV                 10.099     10.314              2.13%                         3,471.5                35,804
Qualified XVI                10.006     10.177              1.71%                         1,131.1                11,510
Qualified XVIII              10.048     10.239              1.90%                        10,894.5               111,545
Qualified XXI                10.108     10.335              2.25%                            36.1                   373
Qualified XXII               10.108     10.335              2.25%                         7,331.8                75,773
Qualified XXIV               10.217     10.305              0.86%            (6)          9,535.7                98,262
Qualified XXVII              10.094     10.290              1.94%            (2)        117,058.1             1,204,502
Qualified XXVIII             10.095     10.280              1.83%            (2)        138,169.7             1,420,408
Annuity contracts in
  payment period                                                                                                 23,455
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO:
Qualified III                43.112     46.380              7.58%                        54,200.4             2,513,822
Qualified V                  35.288     37.918              7.45%                         7,599.2               288,146
Qualified VI                 35.480     38.170              7.58%                     2,725,654.1           104,038,432
Qualified VIII               30.498     32.808              7.57%                        10,324.8               338,734
Qualified X (1.15)           15.447     16.631              7.66%                        13,475.5               224,107
Qualified X (1.25)           15.421     16.590              7.58%                       257,372.9             4,269,904
Qualified XI                 35.938     38.821              8.02%                       233,856.9             9,078,555
Qualified XII (0.35)         16.155     17.149              6.15%            (5)        156,224.4             2,679,130
Qualified XII (0.40)         23.231     25.151              8.26%                           770.3                19,375
Qualified XII (0.45)         15.809     17.109              8.22%                        60,422.1             1,033,750
Qualified XII (0.55)         15.783     17.069              8.15%                        73,542.7             1,255,266
Qualified XII (0.65)         15.758     17.028              8.06%                        19,030.1               324,051
Qualified XII (0.70)         15.745     17.008              8.02%                        87,464.1             1,487,612
Qualified XII (0.75)         15.732     16.988              7.98%                       156,781.6             2,663,446
Qualified XII (0.80)         17.793     19.207              7.95%                       479,213.6             9,204,122
Qualified XII (0.85)         23.171     25.002              7.90%                       426,797.4            10,670,838
Qualified XII (0.90)         17.184     18.536              7.87%                        13,097.3               242,767
Qualified XII (0.95)         23.087     24.893              7.82%                       148,504.7             3,696,665
Qualified XII (1.00)         23.045     24.838              7.78%                       766,518.9            19,038,913
Qualified XII (1.05)         23.003     24.784              7.74%                        33,490.5               830,019
Qualified XII (1.10)         22.961     24.729              7.70%                         9,859.5               243,821
Qualified XII (1.15)         22.919     24.675              7.66%                        63,317.3             1,562,370
Qualified XII (1.20)         22.878     24.621              7.62%                        20,409.9               502,516
Qualified XII (1.25)         22.836     24.567              7.58%                         5,620.1               138,072
Qualified XII (1.30)         22.794     24.513              7.54%                         2,593.4                63,573
Qualified XII (1.35)         24.002     24.460              1.91%            (2)             24.5                   599
Qualified XII (1.40)         22.712     24.406              7.46%                         1,106.9                27,015
Qualified XII (1.50)         22.629     24.299              7.38%                           946.8                23,006
Qualified XIII               35.866     38.671              7.82%                        36,094.4             1,395,808
Qualified XV                 35.806     38.607              7.82%                        23,699.2               914,949
Qualified XVI                35.239     37.840              7.38%                        40,055.4             1,515,692
Qualified XVII               35.480     38.170              7.58%                        11,246.2               429,267
Qualified XVIII              15.421     16.590              7.58%                        12,899.7               214,011

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO: (continued):
Qualified XXI              $ 35.839   $ 38.686              7.94%                        35,579.6       $     1,376,422
Qualified XXII               35.899     38.750              7.94%                        34,116.0             1,322,002
Qualified XXIV               24.748     24.846              0.40%            (6)         36,092.7               896,769
Qualified XXVII              45.887     46.424              1.17%            (2)      2,251,632.8           104,528,824
Qualified XXVIII             45.888     46.380              1.07%            (2)        521,019.1            24,164,950
Annuity contracts in
  payment period                                                                                                367,597
--------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO:
Qualified III                28.710     25.838            (10.00%)                       97,540.8             2,520,275
Qualified V                  28.327     25.463            (10.11%)                        6,220.9               158,402
Qualified VI                 28.481     25.632            (10.00%)                    9,546,127.2           244,689,500
Qualified VIII               29.833     26.847            (10.01%)                       12,227.5               328,276
Qualified X (1.15)           28.661     25.813             (9.94%)                       35,967.2               928,434
Qualified X (1.25)           28.481     25.632            (10.00%)                    1,266,387.9            32,460,476
Qualified XI                 28.849     26.070             (9.63%)                      636,669.3            16,597,706
Qualified XII (0.35)         15.512     14.997             (3.32%)           (5)        688,793.7            10,329,614
Qualified XII (0.40)         19.199     17.389             (9.43%)                        5,765.6               100,257
Qualified XII (0.45)         16.525     14.961             (9.46%)                      181,179.8             2,710,686
Qualified XII (0.55)         16.499     14.926             (9.53%)                      103,194.2             1,540,283
Qualified XII (0.65)         16.472     14.891             (9.60%)                      114,972.9             1,712,054
Qualified XII (0.70)         16.459     14.873             (9.64%)                      121,455.4             1,806,451
Qualified XII (0.75)         16.446     14.856             (9.67%)                      484,275.1             7,194,326
Qualified XII (0.80)         17.731     16.011             (9.70%)                    3,213,935.7            51,457,990
Qualified XII (0.85)         19.150     17.286             (9.73%)                      822,804.8            14,222,735
Qualified XII (0.90)         17.139     15.465             (9.77%)                       26,232.4               405,690
Qualified XII (0.95)         19.080     17.210             (9.80%)                      466,787.9             8,033,375
Qualified XII (1.00)         19.045     17.172             (9.83%)                    2,493,782.5            42,823,760
Qualified XII (1.05)         19.011     17.135             (9.87%)                      194,861.2             3,338,863
Qualified XII (1.10)         18.976     17.097             (9.90%)                       47,996.7               820,602
Qualified XII (1.15)         18.942     17.060             (9.94%)                      135,002.8             2,303,092
Qualified XII (1.20)         18.907     17.022             (9.97%)                       71,561.8             1,218,134
Qualified XII (1.25)         18.873     16.985            (10.00%)                       29,691.6               504,309
Qualified XII (1.30)         18.838     16.948            (10.03%)                       13,023.3               220,714
Qualified XII (1.35)         17.600     16.910             (3.92%)           (1)            167.0                 2,824
Qualified XII (1.40)         18.770     16.873            (10.11%)                        3,448.6                58,189
Qualified XII (1.50)         18.702     16.800            (10.17%)                        3,593.3                60,366
Qualified XIII               28.791     25.969             (9.80%)                       69,038.0             1,792,840
Qualified XV                 28.743     25.926             (9.80%)                       73,809.6             1,913,565
Qualified XVI                28.288     25.411            (10.17%)                      142,256.4             3,614,818
Qualified XVII               28.481     25.632            (10.00%)                       14,624.5               374,861
Qualified XVIII              28.481     25.632            (10.00%)                       39,422.3             1,010,487
Qualified XXI                28.769     25.979             (9.70%)                      202,572.0             5,262,567
Qualified XXII               28.817     26.022             (9.70%)                      203,016.6             5,282,905
Qualified XXIV               19.145     17.178            (10.27%)           (6)        214,306.8             3,681,327
Qualified XXVII              28.118     25.862             (8.02%)           (2)      2,383,559.0            61,644,457
Qualified XXVIII             28.119     25.838             (8.11%)           (2)        631,098.3            16,306,422
Annuity contracts in
  payment period                                                                                                139,585
--------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO:
Qualified I                  13.469     14.555              8.06%                         2,474.7                36,018
Qualified III                17.796     19.222              8.01%                       148,530.6             2,855,114
Qualified V                  20.293     21.894              7.89%                         9,958.4               218,026
Qualified VI                 20.527     22.172              8.01%                     6,570,519.8           145,684,083
Qualified VII                17.322     18.718              8.06%                       135,316.1             2,532,900
Qualified VIII               17.312     18.698              8.01%                        13,366.3               249,926
Qualified IX                 17.102     18.507              8.22%                         2,854.8                52,833
Qualified X (1.15)           20.653     22.325              8.10%                        10,200.3               227,724
Qualified X (1.25)           20.527     22.172              8.01%                       884,991.9            19,622,379
Qualified XI                 20.792     22.551              8.46%                       325,390.2             7,337,762

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO: (continued):
Qualified XII (0.35)       $ 13.213   $ 14.226              7.67%            (5)        392,797.3       $     5,587,771
Qualified XII (0.40)         13.146     14.289              8.69%                         7,694.8               109,953
Qualified XII (0.45)         13.061     14.192              8.66%                        60,327.4               856,171
Qualified XII (0.55)         13.040     14.159              8.58%                        50,595.0               716,356
Qualified XII (0.65)         13.019     14.125              8.50%                        95,163.5             1,344,211
Qualified XII (0.70)         13.008     14.109              8.46%                        59,936.5               845,622
Qualified XII (0.75)         12.998     14.092              8.42%                       150,462.7             2,120,325
Qualified XII (0.80)         14.375     15.579              8.38%                       563,518.1             8,778,941
Qualified XII (0.85)         13.112     14.205              8.34%                       625,014.1             8,878,110
Qualified XII (0.90)         13.982     15.142              8.30%                        10,948.3               165,781
Qualified XII (0.95)         13.064     14.142              8.25%                       299,227.2             4,231,790
Qualified XII (1.00)         13.040     14.111              8.21%                       724,509.0            10,223,878
Qualified XII (1.05)         13.016     14.080              8.17%                        63,253.9               890,644
Qualified XII (1.10)         12.993     14.050              8.14%                        28,324.4               397,948
Qualified XII (1.15)         12.969     14.019              8.10%                        87,346.7             1,224,500
Qualified XII (1.20)         12.945     13.988              8.06%                        33,940.3               474,759
Qualified XII (1.25)         12.922     13.957              8.01%                         3,407.7                47,563
Qualified XII (1.30)         12.898     13.927              7.98%                         5,179.6                72,135
Qualified XII (1.35)         12.502     13.896             11.15%            (2)             42.0                   584
Qualified XII (1.40)         12.851     13.866              7.90%                         2,852.6                39,554
Qualified XII (1.50)         12.805     13.805              7.81%                         2,238.3                30,900
Qualified XIII               20.750     22.464              8.26%                        44,340.9               996,056
Qualified XV                 20.716     22.426              8.25%                        62,951.9             1,411,771
Qualified XVI                20.388     21.981              7.81%                       131,971.3             2,900,802
Qualified XVII               20.527     22.172              8.01%                        95,002.5             2,106,431
Qualified XVIII              20.527     22.172              8.01%                        45,728.5             1,013,910
Qualified XIX                13.469     14.555              8.06%                         8,885.4               129,325
Qualified XX                 17.796     19.222              8.01%                        13,712.9               263,595
Qualified XXI                20.735     22.472              8.38%                        78,080.9             1,754,639
Qualified XXII               20.770     22.510              8.38%                        96,990.7             2,183,214
Qualified XXIV               13.783     14.116              2.42%            (6)        131,260.0             1,852,875
Qualified XXVII              19.214     21.045              9.53%            (2)        991,474.0            20,865,813
Qualified XXVIII             19.214     21.026              9.43%            (2)        133,649.5             2,810,060
--------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
Qualified III                32.585     26.534            (18.57%)                       36,818.4               976,939
Qualified V                  30.781     25.035            (18.67%)                        3,178.3                79,568
Qualified VI                 31.255     25.451            (18.57%)                    3,354,861.5            85,384,241
Qualified VIII               26.330     21.439            (18.58%)                       22,409.9               480,452
Qualified X (1.15)           31.447     25.626            (18.51%)                       35,573.0               911,596
Qualified X (1.25)           31.255     25.451            (18.57%)                      415,603.6            10,577,485
Qualified XI                 31.658     25.885            (18.24%)                      257,019.8             6,652,939
Qualified XII (0.35)         13.496     12.688             (5.99%)           (5)        411,275.1             5,218,274
Qualified XII (0.40)         21.461     17.586            (18.06%)                        2,435.1                42,825
Qualified XII (0.45)         15.452     12.658            (18.08%)                       43,357.8               548,828
Qualified XII (0.55)         15.427     12.628            (18.14%)                       58,904.5               743,865
Qualified XII (0.65)         15.403     12.599            (18.20%)                       25,162.5               317,012
Qualified XII (0.70)         15.390     12.584            (18.23%)                       51,126.0               643,355
Qualified XII (0.75)         15.378     12.569            (18.27%)                      170,816.2             2,146,973
Qualified XII (0.80)         17.351     14.176            (18.30%)                      826,207.2            11,712,293
Qualified XII (0.85)         21.405     17.482            (18.33%)                      459,714.0             8,036,821
Qualified XII (0.90)         17.314     14.136            (18.36%)                       18,555.5               262,296
Qualified XII (0.95)         21.327     17.406            (18.39%)                      169,547.5             2,951,088
Qualified XII (1.00)         21.289     17.368            (18.42%)                      864,200.8            15,009,100
Qualified XII (1.05)         21.250     17.330            (18.45%)                       48,140.7               834,255
Qualified XII (1.10)         21.211     17.292            (18.48%)                       15,201.2               262,853
Qualified XII (1.15)         21.173     17.254            (18.51%)                       53,973.8               931,247
Qualified XII (1.20)         21.134     17.216            (18.54%)                       18,468.2               317,947

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                           of Period   Period          Unit                           of Period            of Period
--------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO: (continued):
Qualified XII (1.25)       $ 21.096   $ 17.178            (18.57%)                        6,054.2       $       104,001
Qualified XII (1.30)         21.057     17.141            (18.60%)                          929.5                15,933
Qualified XII (1.40)         20.981     17.066            (18.66%)                        1,089.7                18,597
Qualified XII (1.50)         20.905     16.991            (18.72%)                        1,275.7                21,676
Qualified XIII               31.595     25.785            (18.39%)                       28,445.4               733,464
Qualified XV                 31.542     25.742            (18.39%)                       35,848.9               922,827
Qualified XVI                31.043     25.231            (18.72%)                       53,354.0             1,346,162
Qualified XVII               31.255     25.451            (18.57%)                        6,154.4               156,636
Qualified XVIII              31.255     25.451            (18.57%)                       12,886.5               327,974
Qualified XXI                31.571     25.795            (18.30%)                       73,729.9             1,901,846
Qualified XXII               31.624     25.838            (18.30%)                       49,477.9             1,278,393
Qualified XXIV               19.321     17.373            (10.08%)           (6)         39,860.1               692,502
Qualified XXVII              33.036     26.559            (19.61%)           (2)      2,385,156.0            63,347,037
Qualified XXVIII             33.036     26.534            (19.68%)           (2)        263,077.8             6,980,508
Annuity contracts in
  payment period                                                                                                 10,301
--------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
Qualified III                25.283     27.318              8.05%                           158.5                 4,331
Qualified V                  22.227     23.988              7.92%                         1,808.5                43,382
Qualified VI                 21.922     23.686              8.05%                     5,478,060.0           129,754,438
Qualified VIII               22.377     24.177              8.04%                         4,466.2               107,977
Qualified X (1.15)           24.669     26.675              8.13%                        31,576.7               842,295
Qualified X (1.25)           24.557     26.534              8.05%                       632,747.0            16,789,205
Qualified XI                 22.205     24.090              8.49%                       317,321.6             7,644,327
Qualified XII (0.35)         13.599     14.669              7.87%            (5)        252,546.5             3,704,700
Qualified XII (0.40)         20.546     22.340              8.73%                         1,382.8                30,893
Qualified XII (0.45)         13.464     14.635              8.70%                        98,476.3             1,441,180
Qualified XII (0.55)         13.443     14.600              8.61%                        31,218.6               455,801
Qualified XII (0.65)         13.421     14.566              8.53%                        14,235.5               207,353
Qualified XII (0.70)         13.410     14.549              8.49%                        74,980.6             1,090,874
Qualified XII (0.75)         13.399     14.532              8.46%                       266,041.3             3,866,016
Qualified XII (0.80)         14.748     15.988              8.41%                       892,418.6            14,267,891
Qualified XII (0.85)         20.493     22.208              8.37%                       152,179.9             3,379,589
Qualified XII (0.90)         14.296     15.486              8.32%                         8,002.3               123,927
Qualified XII (0.95)         20.418     22.111              8.29%                       250,196.6             5,531,996
Qualified XII (1.00)         20.381     22.062              8.25%                       525,478.6            11,593,239
Qualified XII (1.05)         20.344     22.014              8.21%                        76,464.1             1,683,272
Qualified XII (1.10)         20.307     21.966              8.17%                        25,984.6               570,770
Qualified XII (1.15)         20.270     21.918              8.13%                        56,927.7             1,247,716
Qualified XII (1.20)         20.233     21.869              8.09%                        21,317.9               466,212
Qualified XII (1.25)         20.196     21.822              8.05%                         1,952.3                42,603
Qualified XII (1.30)         20.160     21.774              8.01%                         4,943.5               107,639
Qualified XII (1.35)         19.539     21.726             11.19%            (2)             76.4                 1,661
Qualified XII (1.40)         20.086     21.679              7.93%                         2,007.1                43,511
Qualified XII (1.50)         20.013     21.584              7.85%                         1,595.0                34,426
Qualified XIII               22.160     23.997              8.29%                        30,009.5               720,141
Qualified XV                 22.123     23.957              8.29%                        20,083.2               481,137
Qualified XVI                21.773     23.481              7.84%                        93,751.8             2,201,418
Qualified XVII               21.922     23.686              8.05%                        20,547.5               486,693
Qualified XVIII              24.557     26.534              8.05%                        20,336.0               539,592
Qualified XXI                22.144     24.006              8.41%                        55,136.0             1,323,608
Qualified XXII               22.181     24.046              8.41%                        53,033.2             1,275,245
Qualified XXIV               21.893     22.069              0.80%            (6)         86,572.9             1,910,618
Qualified XXVII              25.002     27.344              9.37%            (2)      1,301,953.4            35,600,017
Qualified XXVIII             25.002     27.318              9.26%            (2)        277,528.4             7,581,523
Annuity contracts in
  payment period                                                                                                 64,376
--------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                   $15,375,781,363
==========================================================================================================================

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

 QUALIFIED I       Individual contracts issued prior to May 1, 1975 in
                   connection with Qualified Corporate Retirement Plans
                   established pursuant to Section 401 of the Internal
                   Revenue Code (Code); Tax-Deferred Annuity Plans
                   established by the public school systems and tax-exempt
                   organizations pursuant to Section 403(b) of the Code,
                   and certain Individual Retirement Annuity Plans
                   established by or on behalf of individuals pursuant to
                   section 408(b) of the Code; Individual contracts issued
                   prior to November 1, 1975 in connection with H.R. 10
                   Plans established by persons entitled to the benefits of
                   the Self-Employed Individuals Tax Retirement Act of
                   1962, as amended; allocated group contracts issued prior
                   to May 1, 1975 in connection with Qualified Corporate
                   Retirement Plans; and group contracts issued prior to
                   October 1, 1978 in connection with Tax-Deferred Annuity
                   Plans.
 QUALIFIED III     Individual contracts issued in connection with
                   Tax-Deferred Annuity Plans and Individual Retirement
                   Annuity Plans since May 1, 1975, H.R. 10 Plans since
                   November 1, 1975; group contracts issued since October
                   1, 1978 in connection with Tax-Deferred Annuity Plans
                   and group contracts issued since May 1, 1979 in
                   connection with Deferred Compensation Plans adopted by
                   state and local governments and H.R. 10 Plans.
 QUALIFIED V       Certain group AetnaPlus contracts issued since
                   August 28, 1992 in connection with Optional Retirement
                   Plans established pursuant to Section 403(b) or
                   401(a) of the Internal Revenue Code.
 QUALIFIED VI      Certain group AetnaPlus contracts issued in connection
                   with Tax-Deferred Annuity Plans, Retirement Plus Plans
                   and Deferred Compensation Plans since August 28, 1992.
 QUALIFIED VII     Certain existing contracts that were converted to ACES,
                   an administrative system (previously valued under
                   Qualified I).
 QUALIFIED VIII    Group AetnaPlus contracts issued in connection with
                   Tax-Deferred Annuity Plans and Deferred Compensation
                   Plans adopted by state and local governments since
                   June 30, 1993.
 QUALIFIED IX      Certain large group contracts (Jumbo) that were
                   converted to ACES, an administrative system (previously
                   valued under Qualified VI).
 QUALIFIED X       Individual Retirement Annuity and Simplified Employee
                   Pension Plans issued or converted to ACES, an
                   administrative system.
 QUALIFIED XI      Certain large group contracts issued in connection with
                   Deferred Compensation Plans adopted by state and local
                   governments since January 1996.
 QUALIFIED XII     Group Retirement Plus and Voluntary TDA contracts issued
                   since 1996 in connection with plans established pursuant
                   to Section 403(b) or 401(a) of the Internal Revenue
                   Code, shown separately by applicable daily charge; and
                   contracts issued since October 1, 1996 in connection
                   with Optional Retirement Plans established pursuant to
                   Section 403(b) or 403(a) of the Internal Revenue Code.
 QUALIFIED XIII    Certain existing contracts issued in connection with
                   Deferred Compensation Plans issued through product
                   exchange on May 25, 1996 (previously valued under
                   Qualified VI).
 QUALIFIED XIV     Certain existing contracts issued in connection with
                   Deferred Compensation Plans issued through product
                   exchange on November 1, 1996 (previously valued under
                   Qualified III).
 QUALIFIED XV      Certain existing contracts issued in connection with
                   Deferred Compensation Plans issued through product
                   exchange on December 16, 1996 (previously valued under
                   Qualified VI), and new contracts issued after that date
                   in connection with certain Deferred Compensation Plans.
 QUALIFIED XVI     Group AetnaPlus contracts assessing an administrative
                   expense charge effective April 7, 1997 issued in
                   connection with Tax-Deferred Annuity Plans, Retirement
                   Plus Plans and Deferred Compensation Plans.
 QUALIFIED XVII    Group AetnaPlus contracts containing contractual limits
                   on fees issued in connection with Tax-Deferred Annuity
                   Plans and Deferred Compensation Plans, which resulted in
                   reduced daily charges for certain funding options
                   effective May 29, 1997.
 QUALIFIED XVIII   Individual Retirement Annuity and Simplified Employee
                   Pension Plan contracts containing contractual limits on
                   fees, which resulted in reduced daily charges for
                   certain funding options effective May 29, 1997.
 QUALIFIED XIX     Group Corporate 401 contracts containing contractual
                   limits on fees, which resulted in reduced daily charges
                   for certain funding options effective May 29, 1997.
 QUALIFIED XX      Group HR 10 contracts containing contractual limits on
                   fees, which resulted in reduced daily charges for
                   certain funding options effective May 29, 1997.
 QUALIFIED XXI     Certain existing contracts issued in connection with
                   Deferred Compensation Plans having contract
                   modifications effective May 20, 1999.
 QUALIFIED XXII    Certain existing contracts issued in connection with
                   Deferred Compensation Plans having contract
                   modifications effective May 20, 1999.
 QUALIFIED XXIV    Group contract issued in connection with Optional
                   Retirement Plans having contract modifications effective
                   July 2000 to lower mortality and expense fee.
 QUALIFIED XXVII   Group contract issued in connection with Tax Deferred
                   Annuity Plans having contract modifications effective
                   February 2000 to lower mortality and expense fee.
 QUALIFIED XXVIII  Group contract issued in connection with Optional
                   Retirement Plans having contract modifications effective
                   February 2000 to lower mortality and expense fee.

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2000 (Unaudited and continued):

 NOTES TO CONDENSED FINANCIAL INFORMATION:

 (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 2000.
 (2) - Reflects less than a full year of performance activity. Funds were first received in this option during February 2000.
 (3) - Reflects less than a full year of performance activity. Funds were first received in this option during March 2000.
 (4) - Reflects less than a full year of performance activity. Funds were first received in this option during April 2000.
 (5) - Reflects less than a full year of performance activity. Funds were first received in this option during May 2000.
 (6) - Reflects less than a full year of performance activity. Funds were first received in this option during June 2000.
 (7) - Reflects less than a full year of performance activity. Funds were first received in this option during July 2000.
 (8) - Reflects less than a full year of performance activity. Funds were first received in this option during August 2000.
 (9) - Reflects less than a full year of performance activity. Funds were first received in this option during September 2000.

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited)
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   a. VALUATION OF INVESTMENTS
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on September 30, 2000:

   Aetna Ascent VP                           Fidelity Investments Variable Insurance Products Fund:
   Aetna Balanced VP, Inc.                   - Equity-Income Portfolio
   Aetna Bond VP                             - Growth Portfolio
   Aetna Crossroads VP                       - High Income Portfolio
   Aetna GET Fund, Series C                  - Overseas Portfolio
   Aetna GET Fund, Series D                  Fidelity Investments Variable Insurance Products Fund II:
   Aetna GET Fund, Series E                  - Asset Manager Portfolio
   Aetna GET Fund, Series G                  - Contrafund Portfolio
   Aetna GET Fund, Series H                  - Index 500 Portfolio
   Aetna GET Fund, Series I                  Janus Aspen Series:
   Aetna GET Fund, Series J                  - Aggressive Growth Portfolio
   Aetna GET Fund, Series K                  - Balanced Portfolio
   Aetna Growth and Income VP                - Flexible Income Portfolio
   Aetna Growth VP                           - Growth Portfolio
   Aetna Index Plus Large Cap VP             - Worldwide Growth Portfolio
   Aetna Index Plus Mid Cap VP               Lexington Emerging Markets Fund
   Aetna Index Plus Small Cap VP             Lexington Natural Resources Trust Fund
   Aetna International VP                    MFS Funds:
   Aetna Legacy VP                           - Total Return Series
   Aetna Money Market VP                     Oppenheimer Funds:
   Aetna Technology VP                       - Global Securities Fund/VA
   Aetna Value Opportunity VP                - Strategic Bond Fund/VA
   AIM V.I. Funds:                           Portfolio Partners, Inc. (PPI):
   - Capital Appreciation Fund               - PPI MFS Capital Opportunities Portfolio
   - Growth and Income Fund                  - PPI MFS Emerging Equities Portfolio
   - Growth Fund                             - PPI MFS Research Growth Portfolio
   - Value Fund                              - PPI Scudder International Growth Portfolio
   Calvert Social Balanced Portfolio         - PPI T. Rowe Price Growth Equity Portfolio

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

  VARIABLE ANNUITY ACCOUNT C
   NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):

   d. ANNUITY RESERVES

   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.  VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.  DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the period ended September 30, 2000 aggregated $4,015,565,950 and $3,040,080,663.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                            Valuation     Proceeds       Cost of
 PERIOD ENDED                                Period         from       Investments
 SEPTEMBER 30, 2000           Dividends    Deductions       Sales         Sold
 AETNA ASCENT VP:
 Annuity contracts in
   accumulation                  $932,980   ($680,313)    $12,563,647  $10,633,944
 AETNA BALANCED VP:
 Annuity contracts in
   accumulation                30,894,992  (8,259,549)    115,384,891   97,038,671
 AETNA BOND VP:
 Annuity contracts in
   accumulation                 3,750,270  (2,583,967)     51,012,297   53,886,182
 AETNA CROSSROADS VP:
 Annuity contracts in
   accumulation                 1,173,799    (555,103)      9,373,433    9,246,943
 AETNA GET FUND,
   SERIES B:
 Annuity contracts in
   accumulation                         0          (2)              0            0
 AETNA GET FUND,
   SERIES C:
 Annuity contracts in
   accumulation                14,345,621  (1,639,597)     19,656,653   16,171,252
 AETNA GET FUND,
   SERIES D:
 Annuity contracts in
   accumulation                 5,613,276  (3,953,192)    112,684,242  109,638,511
 AETNA GET FUND,
   SERIES E:
 Annuity contracts in
   accumulation                   431,840  (1,545,449)     16,575,634   15,677,104
 AETNA GET FUND,
   SERIES G:
 Annuity contracts in
   accumulation                    89,075    (447,803)      5,631,272    5,561,342
 AETNA GET FUND,
   SERIES H:
 Annuity contracts in
   accumulation                       915    (272,689)      2,565,353    2,420,216
 AETNA GET FUND,
   SERIES I:
 Annuity contracts in
   accumulation                         0      (9,548)         69,839       67,566
 AETNA GET FUND,
   SERIES J:
 Annuity contracts in
   accumulation                         0        (696)            910          906
 AETNA GET FUND,
   SERIES K:
 Annuity contracts in
   accumulation                         0         (14)              6            6
 AETNA GROWTH AND INCOME
   VP:
 Annuity contracts in
   accumulation               244,519,905  (49,396,858)   718,717,085  720,224,449
 AETNA GROWTH VP:
 Annuity contracts in
   accumulation                 3,038,381  (1,438,673)      8,405,117    5,616,781
 AETNA HIGH YIELD VP:
 Annuity contracts in
   accumulation                     4,178     (17,017)      4,683,659    4,877,293
 AETNA INDEX PLUS BOND VP:
 Annuity contracts in
   accumulation                       505      (6,940)      1,302,832    1,317,450
 AETNA INDEX PLUS LARGE
   CAP VP:
 Annuity contracts in
   accumulation                21,991,702  (4,135,485)     39,295,081   22,616,199
 AETNA INDEX PLUS MID CAP
   VP:
 Annuity contracts in
   accumulation                   231,204    (129,972)      7,366,227    6,385,401
 AETNA INDEX PLUS SMALL
   CAP VP:
 Annuity contracts in
   accumulation                         0     (78,543)      7,383,228    6,654,277
 ---------------------------------------------------------------------------------

                                                  Net Unrealized              Net               Net
                                Net                Gain (Loss)             Change in     Increase (Decrease)
                             Realized      ----------------------------   Unrealized       in Net Assets
PERIOD ENDED                Gain (Loss)     Beginning         End         Gain (Loss)     Resulting from
SEPTEMBER 30, 2000         on Investments   of Period      of Period     on Investments     Operations
AETNA ASCENT VP:
Annuity contracts in
  accumulation                $1,929,703     $4,030,133     $4,210,327        $180,194          $2,362,564
AETNA BALANCED VP:
Annuity contracts in
  accumulation                18,346,220     45,044,344     28,009,950     (17,034,394)         23,947,269
AETNA BOND VP:
Annuity contracts in
  accumulation                (2,873,885)   (19,754,875)    (5,783,946)     13,970,929          12,263,347
AETNA CROSSROADS VP:
Annuity contracts in
  accumulation                   126,490      1,130,783      1,882,961         752,178           1,497,364
AETNA GET FUND,
  SERIES B:
Annuity contracts in
  accumulation                         0              0              0               0                  (2)
AETNA GET FUND,
  SERIES C:
Annuity contracts in
  accumulation                 3,485,401     19,237,706        353,838     (18,883,868)         (2,692,443)
AETNA GET FUND,
  SERIES D:
Annuity contracts in
  accumulation                 3,045,731     25,690,783      7,557,038     (18,133,745)        (13,427,930)
AETNA GET FUND,
  SERIES E:
Annuity contracts in
  accumulation                   898,530     10,381,800      6,749,626      (3,632,174)         (3,847,253)
AETNA GET FUND,
  SERIES G:
Annuity contracts in
  accumulation                    69,930      1,305,419        422,032        (883,387)         (1,172,185)
AETNA GET FUND,
  SERIES H:
Annuity contracts in
  accumulation                   145,137          2,236      1,086,352       1,084,116             957,479
AETNA GET FUND,
  SERIES I:
Annuity contracts in
  accumulation                     2,273              0          9,982           9,982               2,707
AETNA GET FUND,
  SERIES J:
Annuity contracts in
  accumulation                         4              0         (6,803)         (6,803)             (7,495)
AETNA GET FUND,
  SERIES K:
Annuity contracts in
  accumulation                         0              0             84              84                  70
AETNA GROWTH AND INCOME
  VP:
Annuity contracts in
  accumulation                (1,507,364)  (281,156,139)  (631,565,665)   (350,409,526)       (156,793,843)
AETNA GROWTH VP:
Annuity contracts in
  accumulation                 2,788,336     31,404,391     34,681,500       3,277,109           7,665,153
AETNA HIGH YIELD VP:
Annuity contracts in
  accumulation                  (193,634)      (112,582)             0         112,582             (93,891)
AETNA INDEX PLUS BOND VP:
Annuity contracts in
  accumulation                   (14,618)       (64,241)             0          64,241              43,188
AETNA INDEX PLUS LARGE
  CAP VP:
Annuity contracts in
  accumulation                16,678,882     94,088,323     50,188,413     (43,899,910)         (9,364,811)
AETNA INDEX PLUS MID CAP
  VP:
Annuity contracts in
  accumulation                   980,826        147,754      2,453,448       2,305,694           3,387,752
AETNA INDEX PLUS SMALL
  CAP VP:
Annuity contracts in
  accumulation                   728,951        672,037        481,901        (190,136)            460,272
------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS (continued):

                                          Valuation    Proceeds      Cost of
 PERIOD ENDED SEPTEMBER                    Period        from      Investments
 30, 2000                    Dividends   Deductions      Sales         Sold
 AETNA INTERNATIONAL VP:
 Annuity contracts in
  accumulation                 $466,592   ($106,407)  $14,166,941   $13,007,370
 AETNA LEGACY VP:
 Annuity contracts in
  accumulation                  788,237    (343,554)    8,344,431     8,095,806
 AETNA MONEY MARKET VP:
 Annuity contracts in
  accumulation               14,088,879  (2,468,385)  769,733,594   769,168,287
 AETNA REAL ESTATE
  SECURITIES VP:
 Annuity contracts in
  accumulation                    1,796     (15,710)    5,779,899     5,396,448
 AETNA SMALL COMPANY VP:
 Annuity contracts in
  accumulation                5,715,158    (757,244)   41,744,141    28,105,676
 AETNA TECHNOLOGY VP:
 Annuity contracts in
  accumulation                        0     (49,765)    1,213,282     1,130,966
 AETNA VALUE OPPORTUNITY
  VP:
 Annuity contracts in
  accumulation                5,685,856    (296,396)   13,111,924    10,589,659
 AIM V.I. FUNDS:
  CAPITAL APPRECIATION
  FUND:
 Annuity contracts in
  accumulation                        0     (81,811)    2,552,902     2,230,782
 Annuity contracts in
  payment period                      0      (1,343)            0             0
  GROWTH AND INCOME FUND:
 Annuity contracts in
  accumulation                        0    (224,600)    1,874,950     1,501,446
 Annuity contracts in
  payment period                      0        (559)            0             0
  GROWTH FUND:
 Annuity contracts in
  accumulation                        0    (112,630)      823,653       673,471
  VALUE FUND:
 Annuity contracts in
  accumulation                        0    (123,055)    1,554,788     1,348,430
 Annuity contracts in
  payment period                      0      (2,022)            0             0
 ALLIANCE FUNDS:
  GROWTH AND INCOME
  PORTFOLIO:
 Annuity contracts in
  accumulation                        0      (5,718)            0             0
 AMERICAN CENTURY INCOME
  AND GROWTH FUND:
 Annuity contracts in
  accumulation                        0     (15,327)            0             0
 CALVERT SOCIAL BALANCED
  PORTFOLIO:
 Annuity contracts in
  accumulation                        0    (555,968)    8,811,261     6,098,140
 CHAPMAN DEM EQUITY FUND:
 Annuity contracts in
  accumulation                        0         (94)            0             0
 FIDELITY INVESTMENTS
  VARIABLE INSURANCE
  PRODUCTS FUNDS:
  EQUITY-INCOME
  PORTFOLIO -- INITIAL
  CLASS:
 Annuity contracts in
  accumulation               15,968,399  (1,576,099)   44,982,170    37,325,096
  EQUITY-INCOME
   PORTFOLIO -- SERVICE
   CLASS 2:
 Annuity contracts in
  accumulation                        0     (13,869)            0             0
  GROWTH PORTFOLIO --
   INITIAL CLASS:
 Annuity contracts in
  accumulation               49,684,906  (4,089,403)   13,254,584     7,406,417
  GROWTH PORTFOLIO --
   SERVICE CLASS 2:
 Annuity contracts in
  accumulation                        0      (3,537)            0             0
 ------------------------------------------------------------------------------

                                                  Net Unrealized              Net              Net
                               Net                 Gain (Loss)             Change in     Increase (Decrease)
                             Realized      ----------------------------   Unrealized      in Net Assets
PERIOD ENDED SEPTEMBER     Gain (Loss)      Beginning         End         Gain (Loss)    Resulting from
30, 2000                   on Investments   of Period      of Period     on Investments    Operations
AETNA INTERNATIONAL VP:
Annuity contracts in
 accumulation                $1,159,571      $1,272,468    ($2,013,643)    ($3,286,111)      ($1,766,355)
AETNA LEGACY VP:
Annuity contracts in
 accumulation                   248,625         (83,476)       924,951       1,008,427         1,701,735
AETNA MONEY MARKET VP:
Annuity contracts in
 accumulation                   565,307       4,054,787      3,181,218        (873,569)       11,312,232
AETNA REAL ESTATE
 SECURITIES VP:
Annuity contracts in
 accumulation                   383,451         (72,859)             0          72,859           442,396
AETNA SMALL COMPANY VP:
Annuity contracts in
 accumulation                13,638,465      13,100,682      2,315,089     (10,785,593)        7,810,786
AETNA TECHNOLOGY VP:
Annuity contracts in
 accumulation                    82,316               0     (2,188,921)     (2,188,921)       (2,156,370)
AETNA VALUE OPPORTUNITY
 VP:
Annuity contracts in
 accumulation                 2,522,265       5,773,811      1,037,551      (4,736,260)        3,175,465
AIM V.I. FUNDS:
 CAPITAL APPRECIATION
 FUND:
Annuity contracts in
 accumulation                   322,120         166,754        829,541         662,787           903,096
Annuity contracts in
 payment period                       0               0              0               0            (1,343)
 GROWTH AND INCOME FUND:
Annuity contracts in
 accumulation                   373,504       1,220,016      1,117,124        (102,892)           46,012
Annuity contracts in
 payment period                       0               0              0               0              (559)
 GROWTH FUND:
Annuity contracts in
 accumulation                   150,182         497,930       (137,031)       (634,961)         (597,409)
 VALUE FUND:
Annuity contracts in
 accumulation                   206,358         835,034       (902,099)     (1,737,133)       (1,653,830)
Annuity contracts in
 payment period                       0               0              0               0            (2,022)
ALLIANCE FUNDS:
 GROWTH AND INCOME
 PORTFOLIO:
Annuity contracts in
 accumulation                         0               0              0               0            (5,718)
AMERICAN CENTURY INCOME
 AND GROWTH FUND:
Annuity contracts in
 accumulation                         0               0              0               0           (15,327)
CALVERT SOCIAL BALANCED
 PORTFOLIO:
Annuity contracts in
 accumulation                 2,713,121       7,801,335      8,336,370         535,035         2,692,188
CHAPMAN DEM EQUITY FUND:
Annuity contracts in
 accumulation                         0               0              0               0               (94)
FIDELITY INVESTMENTS
 VARIABLE INSURANCE
 PRODUCTS FUNDS:
 EQUITY-INCOME
 PORTFOLIO -- INITIAL
 CLASS:
Annuity contracts in
 accumulation                 7,657,074      29,981,910     12,499,140     (17,482,770)        4,566,604
 EQUITY-INCOME
  PORTFOLIO -- SERVICE
  CLASS 2:
Annuity contracts in
 accumulation                         0               0              0               0           (13,869)
 GROWTH PORTFOLIO --
  INITIAL CLASS:
Annuity contracts in
 accumulation                 5,848,167     135,925,667     86,362,956     (49,562,711)        1,880,959
 GROWTH PORTFOLIO --
  SERVICE CLASS 2:
Annuity contracts in
 accumulation                         0               0              0               0            (3,537)
------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS (continued):

                                            Valuation     Proceeds       Cost of
 PERIOD ENDED                                Period         from       Investments
 SEPTEMBER 30, 2000           Dividends    Deductions       Sales         Sold
  HIGH INCOME
    PORTFOLIO -- INITIAL
    CLASS:
 Annuity contracts in
   accumulation                  $143,538     ($21,914)      $844,669     $916,659
  OVERSEAS PORTFOLIO --
    INITIAL CLASS:
 Annuity contracts in
   accumulation                 2,247,069     (198,873)    17,309,917   15,173,448
  OVERSEAS PORTFOLIO --
    SERVICE CLASS 2:
 Annuity contracts in
   accumulation                         0      (37,642)             0            0
 FIDELITY INVESTMENTS
   VARIABLE INSURANCE
   PRODUCTS FUNDS II:
   ASSET MANAGER
   PORTFOLIO -- INITIAL
   CLASS:
 Annuity contracts in
   accumulation                 2,891,552     (263,023)     3,753,754    3,137,131
  CONTRAFUND PORTFOLIO --
    INITIAL CLASS:
 Annuity contracts in
   accumulation                59,662,762   (3,866,318)    38,562,867   21,586,394
  INDEX 500 PORTFOLIO --
    INITIAL CLASS:
 Annuity contracts in
   accumulation                 1,721,648   (1,010,871)    54,187,187   32,088,890
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH
   PORTFOLIO:
 Annuity contracts in
   accumulation               148,372,545  (11,443,274)   111,555,820   29,840,787
  BALANCED PORTFOLIO:
 Annuity contracts in
   accumulation                28,812,783   (2,287,228)     9,271,348    4,878,516
  CAPITAL APPRECIATION
    PORTFOLIO:
 Annuity contracts in
   accumulation                         0          (30)             0            0
  FLEXIBLE INCOME
    PORTFOLIO:
 Annuity contracts in
   accumulation                 1,300,095     (262,941)     9,953,585   10,601,170
  GROWTH PORTFOLIO:
 Annuity contracts in
   accumulation                37,007,606   (3,808,424)    16,053,953    7,274,125
 Annuity contracts in
   payment period                       0       (1,081)             0            0
  WORLDWIDE GROWTH
    PORTFOLIO:
 Annuity contracts in
   accumulation               103,818,219  (10,870,604)    72,881,190   27,436,475
 Annuity contracts in
   payment period                       0         (168)             0            0
  TWENTY FUND:
 Annuity contracts in
   payment period                       0       (9,503)             0            0
  LEXINGTON EMERGING
    MARKETS FUND:
 Annuity contracts in
   accumulation                         0     (133,784)    30,304,246   29,178,615
  LEXINGTON NATURAL
    RESOURCES TRUST FUND:
 Annuity contracts in
   accumulation                    59,448     (139,907)     6,811,494    8,348,542
 MFS FUNDS:
   TOTAL RETURN SERIES:
 Annuity contracts in
   accumulation                    42,782      (14,447)       584,597      593,952
 OPPENHEIMER FUNDS:
   AGGRESSIVE GROWTH FUND:
 Annuity contracts in
   accumulation                         0       (7,908)             0            0
 ---------------------------------------------------------------------------------

                                                 Net Unrealized              Net               Net
                                Net                Gain (Loss)            Change in     Increase (Decrease)
                             Realized      ---------------------------   Unrealized       in Net Assets
PERIOD ENDED                Gain (Loss)     Beginning        End         Gain (Loss)     Resulting from
SEPTEMBER 30, 2000         on Investments   of Period     of Period     on Investments     Operations
 HIGH INCOME
   PORTFOLIO -- INITIAL
   CLASS:
Annuity contracts in
  accumulation                  ($71,990)      $42,986      ($282,085)      ($325,071)          ($275,437)
 OVERSEAS PORTFOLIO --
   INITIAL CLASS:
Annuity contracts in
  accumulation                 2,136,469     5,076,505     (1,886,118)     (6,962,623)         (2,777,958)
 OVERSEAS PORTFOLIO --
   SERVICE CLASS 2:
Annuity contracts in
  accumulation                         0             0              0               0             (37,642)
FIDELITY INVESTMENTS
  VARIABLE INSURANCE
  PRODUCTS FUNDS II:
  ASSET MANAGER
  PORTFOLIO -- INITIAL
  CLASS:
Annuity contracts in
  accumulation                   616,623     3,975,450        431,675      (3,543,775)           (298,623)
 CONTRAFUND PORTFOLIO --
   INITIAL CLASS:
Annuity contracts in
  accumulation                16,976,473   167,567,655     90,721,348     (76,846,307)         (4,073,390)
 INDEX 500 PORTFOLIO --
   INITIAL CLASS:
Annuity contracts in
  accumulation                22,098,297    35,135,496      9,759,111     (25,376,385)         (2,567,311)
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH
  PORTFOLIO:
Annuity contracts in
  accumulation                81,715,033   589,941,753    322,147,033    (267,794,720)        (49,150,416)
 BALANCED PORTFOLIO:
Annuity contracts in
  accumulation                 4,392,832    53,832,562     20,746,150     (33,086,412)         (2,168,025)
 CAPITAL APPRECIATION
   PORTFOLIO:
Annuity contracts in
  accumulation                         0             0              0               0                 (30)
 FLEXIBLE INCOME
   PORTFOLIO:
Annuity contracts in
  accumulation                  (647,585)   (1,682,793)    (1,297,949)        384,844             774,413
 GROWTH PORTFOLIO:
Annuity contracts in
  accumulation                 8,779,828   119,830,478     85,049,836     (34,780,642)          7,198,368
Annuity contracts in
  payment period                       0             0              0               0              (1,081)
 WORLDWIDE GROWTH
   PORTFOLIO:
Annuity contracts in
  accumulation                45,444,715   537,057,291    338,146,749    (198,910,542)        (60,518,212)
Annuity contracts in
  payment period                       0             0              0               0                (168)
 TWENTY FUND:
Annuity contracts in
  payment period                       0             0              0               0              (9,503)
 LEXINGTON EMERGING
   MARKETS FUND:
Annuity contracts in
  accumulation                 1,125,631     3,274,926     (1,718,118)     (4,993,044)         (4,001,197)
 LEXINGTON NATURAL
   RESOURCES TRUST FUND:
Annuity contracts in
  accumulation                (1,537,048)   (2,122,540)       725,735       2,848,275           1,230,768
MFS FUNDS:
  TOTAL RETURN SERIES:
Annuity contracts in
  accumulation                    (9,355)       (1,178)        53,645          54,823              73,803
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND:
Annuity contracts in
  accumulation                         0             0              0               0              (7,908)
-----------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS (continued):

                                            Valuation       Proceeds        Cost of
 PERIOD ENDED                                Period           from        Investments
 SEPTEMBER 30, 2000          Dividends     Deductions        Sales            Sold
  GLOBAL SECURITIES FUND:
 Annuity contracts in
   accumulation               $2,277,721      ($176,762)     $4,708,872      $3,536,164
  STRATEGIC BOND FUND:
 Annuity contracts in
   accumulation                  320,219        (37,145)      1,638,855       1,744,097
 PORTFOLIO PARTNERS, INC.
   (PPI):
   PPI MFS CAPITAL
   OPPORTUNITIES
   PORTFOLIO: (1)
 Annuity contracts in
   accumulation               41,352,585     (2,363,635)     10,842,855       5,552,172
  PPI MFS EMERGING
    EQUITIES PORTFOLIO:
 Annuity contracts in
   accumulation                6,199,858     (4,912,802)     41,135,876      22,154,677
  PPI MFS RESEARCH GROWTH
    PORTFOLIO:
 Annuity contracts in
   accumulation               18,992,631     (2,201,582)     25,353,936      16,546,233
  PPI SCUDDER
    INTERNATIONAL GROWTH
    PORTFOLIO:
 Annuity contracts in
   accumulation               24,723,742     (2,253,606)    503,664,786     486,534,816
  PPI T. ROWE PRICE GROWTH
    EQUITY PORTFOLIO:
 Annuity contracts in
   accumulation               21,160,269     (2,087,587)     20,040,930      12,844,500
 TOTAL VARIABLE ANNUITY
   ACCOUNT C                $920,525,538  ($134,405,965) $3,040,080,663  $2,720,079,850

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                                                  Net Unrealized                Net              Net
                                Net                 Gain (Loss)              Change in     Increase (Decrease)
                             Realized      -----------------------------    Unrealized      in Net Assets
PERIOD ENDED                Gain (Loss)      Beginning          End         Gain (Loss)    Resulting from
SEPTEMBER 30, 2000         on Investments    of Period       of Period    on Investments     Operations
 GLOBAL SECURITIES FUND:
Annuity contracts in
  accumulation                $1,172,708       $1,418,022    ($1,681,402)     ($3,099,424)        $174,243
 STRATEGIC BOND FUND:
Annuity contracts in
  accumulation                  (105,242)          (2,586)      (100,669)         (98,083)          79,749
PORTFOLIO PARTNERS, INC.
  (PPI):
  PPI MFS CAPITAL
  OPPORTUNITIES
  PORTFOLIO: (1)
Annuity contracts in
  accumulation                 5,290,683       93,135,075     66,624,340      (26,510,735)      17,768,898
 PPI MFS EMERGING
   EQUITIES PORTFOLIO:
Annuity contracts in
  accumulation                18,981,199      265,730,062    185,230,468      (80,499,594)     (60,231,339)
 PPI MFS RESEARCH GROWTH
   PORTFOLIO:
Annuity contracts in
  accumulation                 8,807,703       81,650,752     76,123,266       (5,527,486)      20,071,266
 PPI SCUDDER
   INTERNATIONAL GROWTH
   PORTFOLIO:
Annuity contracts in
  accumulation                17,129,970       60,499,972    (29,526,398)     (90,026,370)     (50,426,264)
 PPI T. ROWE PRICE GROWTH
   EQUITY PORTFOLIO:
Annuity contracts in
  accumulation                 7,196,430       76,614,253     69,331,282       (7,282,971)      18,986,141
TOTAL VARIABLE ANNUITY
  ACCOUNT C                 $320,000,813   $2,223,496,072   $840,691,183  ($1,382,804,889)   ($276,684,503)

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          Net
                                                                         Net           Change in
                                                         Net           Realized       Unrealized
                                                      Investment     Gain (Loss)      Gain (Loss)
         PERIOD ENDED SEPTEMBER 30, 2000                Income      on Investments  on Investments
AETNA ASCENT VP:
Annuity contracts in accumulation                         $252,667     $1,929,703          $180,194
AETNA BALANCED VP:
Annuity contracts in accumulation                       22,635,443     18,346,220       (17,034,394)
Annuity contracts in payment period
AETNA BOND VP:
Annuity contracts in accumulation                        1,166,303     (2,873,885)       13,970,929
Annuity contracts in payment period
AETNA CROSSROADS VP:
Annuity contracts in accumulation                          618,696        126,490           752,178
Annuity contracts in payment period
AETNA GET FUND, SERIES B:
Annuity contracts in accumulation                               (2)             0                 0
AETNA GET FUND, SERIES C:
Annuity contracts in accumulation                       12,706,024      3,485,401       (18,883,868)
AETNA GET FUND, SERIES D:
Annuity contracts in accumulation                        1,660,084      3,045,731       (18,133,745)
AETNA GET FUND, SERIES E:
Annuity contracts in accumulation                       (1,113,609)       898,530        (3,632,174)
AETNA GET FUND, SERIES G:
Annuity contracts in accumulation                         (358,728)        69,930          (883,387)
AETNA GET FUND, SERIES H:
Annuity contracts in accumulation                         (271,774)       145,137         1,084,116
AETNA GET FUND, SERIES I:
Annuity contracts in accumulation                           (9,548)         2,273             9,982
AETNA GET FUND, SERIES J:
Annuity contracts in accumulation                             (696)             4            (6,803)
AETNA GET FUND, SERIES K:
Annuity contracts in accumulation                              (14)             0                84
AETNA GROWTH AND INCOME VP:
Annuity contracts in accumulation                      195,123,047     (1,507,364)     (350,409,526)
Annuity contracts in payment period
AETNA GROWTH VP:
Annuity contracts in accumulation                        1,599,708      2,788,336         3,277,109
Annuity contracts in payment period
AETNA HIGH YIELD VP:
Annuity contracts in accumulation                          (12,839)      (193,634)          112,582
AETNA INDEX PLUS BOND VP:
Annuity contracts in accumulation                           (6,435)       (14,618)           64,241

                                                            Net
                                                    Increase (Decrease)             Net Assets
                                                       in Net Assets                ----------
                                                         from Unit          Beginning           End
         PERIOD ENDED SEPTEMBER 30, 2000               Transactions         of Period        of Period
AETNA ASCENT VP:
Annuity contracts in accumulation                        ($4,496,014)        $81,880,934      $79,747,484
AETNA BALANCED VP:
Annuity contracts in accumulation                        (87,836,207)        958,810,376      894,471,329
Annuity contracts in payment period                                           34,529,808       34,979,917
AETNA BOND VP:
Annuity contracts in accumulation                        (37,474,186)        312,007,882      286,825,905
Annuity contracts in payment period                                            5,764,551        5,735,689
AETNA CROSSROADS VP:
Annuity contracts in accumulation                         (4,796,760)         67,400,270       64,102,720
Annuity contracts in payment period                                               73,220           71,374
AETNA GET FUND, SERIES B:
Annuity contracts in accumulation                                  2                   0                0
AETNA GET FUND, SERIES C:
Annuity contracts in accumulation                        (16,184,584)        170,407,185      151,530,158
AETNA GET FUND, SERIES D:
Annuity contracts in accumulation                       (105,563,844)        471,441,304      352,449,530
AETNA GET FUND, SERIES E:
Annuity contracts in accumulation                        (13,547,838)        157,821,380      140,426,289
AETNA GET FUND, SERIES G:
Annuity contracts in accumulation                         (4,799,929)         45,668,355       39,696,241
AETNA GET FUND, SERIES H:
Annuity contracts in accumulation                         28,103,810           1,782,585       30,843,874
AETNA GET FUND, SERIES I:
Annuity contracts in accumulation                          1,515,947                   0        1,518,654
AETNA GET FUND, SERIES J:
Annuity contracts in accumulation                            473,026                   0          465,531
AETNA GET FUND, SERIES K:
Annuity contracts in accumulation                             84,602                   0           84,672
AETNA GROWTH AND INCOME VP:
Annuity contracts in accumulation                       (593,858,736)      5,753,192,035    5,026,037,273
Annuity contracts in payment period                                          373,523,149      350,025,332
AETNA GROWTH VP:
Annuity contracts in accumulation                         49,478,037         145,431,206      202,458,428
Annuity contracts in payment period                                               71,588          187,556
AETNA HIGH YIELD VP:
Annuity contracts in accumulation                         (2,083,602)          2,177,493                0
AETNA INDEX PLUS BOND VP:
Annuity contracts in accumulation                         (1,042,892)            999,704                0

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

                                                                      Net
                                                      Net          Change in
                                      Net           Realized       Unrealized
                                   Investment     Gain (Loss)     Gain (Loss)
PERIOD ENDED SEPTEMBER 30, 2000      Income      on Investments  on Investments
AETNA INDEX PLUS LARGE CAP VP:
Annuity contracts in
  accumulation                     $17,856,217     $16,678,882    ($43,899,910)
Annuity contracts in payment
  period
AETNA INDEX PLUS MID CAP VP:
Annuity contracts in
  accumulation                         101,232         980,826       2,305,694
AETNA INDEX PLUS SMALL CAP VP:
Annuity contracts in
  accumulation                         (78,543)        728,951        (190,136)
AETNA INTERNATIONAL VP:
Annuity contracts in
  accumulation                         360,185       1,159,571      (3,286,111)
AETNA LEGACY VP:
Annuity contracts in
  accumulation                         444,683         248,625       1,008,427
Annuity contracts in payment
  period
AETNA MONEY MARKET VP:
Annuity contracts in
  accumulation                      11,620,494         565,307        (873,569)
Annuity contracts in payment
  period
AETNA REAL ESTATE SECURITIES
  VP:
Annuity contracts in
  accumulation                         (13,914)        383,451          72,859
AETNA SMALL COMPANY VP:
Annuity contracts in
  accumulation                       4,957,914      13,638,465     (10,785,593)
Annuity contracts in payment
  period
AETNA TECHNOLOGY VP:
Annuity contracts in
  accumulation                         (49,765)         82,316      (2,188,921)
AETNA VALUE OPPORTUNITY VP:
Annuity contracts in
  accumulation                       5,389,460       2,522,265      (4,736,260)
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND:
Annuity contracts in
  accumulation                         (81,811)        322,120         662,787
Annuity contracts in payment
  period                                (1,343)              0               0
  GROWTH AND INCOME FUND:
Annuity contracts in
  accumulation                        (224,600)        373,504        (102,892)
Annuity contracts in payment
  period                                  (559)              0               0
  GROWTH FUND:
Annuity contracts in
  accumulation                        (112,630)        150,182        (634,961)
  VALUE FUND:
Annuity contracts in
  accumulation                        (123,055)        206,358      (1,737,133)
Annuity contracts in payment
  period                                (2,022)              0               0
ALLIANCE FUNDS:
  GROWTH AND INCOME PORTFOLIO:
Annuity contracts in
  accumulation                          (5,718)              0               0
AMERICAN CENTURY INCOME AND
  GROWTH FUND:
Annuity contracts in
  accumulation                         (15,327)              0               0

                                         Net
                                 Increase (Decrease)            Net Assets
                                    in Net Assets               ----------
                                      from Unit         Beginning          End
PERIOD ENDED SEPTEMBER 30, 2000     Transactions        of Period       of Period
AETNA INDEX PLUS LARGE CAP VP:
Annuity contracts in
  accumulation                        $56,821,828      $473,757,587    $520,347,045
Annuity contracts in payment
  period                                                  1,234,629       2,102,188
AETNA INDEX PLUS MID CAP VP:
Annuity contracts in
  accumulation                         13,825,738         9,210,760      26,424,250
AETNA INDEX PLUS SMALL CAP VP:
Annuity contracts in
  accumulation                          1,857,987         8,277,508      10,595,767
AETNA INTERNATIONAL VP:
Annuity contracts in
  accumulation                          8,389,003         7,714,709      14,337,357
AETNA LEGACY VP:
Annuity contracts in
  accumulation                         (4,635,476)       42,650,270      39,760,158
Annuity contracts in payment
  period                                                    247,224         203,595
AETNA MONEY MARKET VP:
Annuity contracts in
  accumulation                        (21,764,242)      325,367,721     314,916,923
Annuity contracts in payment
  period                                                     80,784          79,572
AETNA REAL ESTATE SECURITIES
  VP:
Annuity contracts in
  accumulation                         (2,426,021)        1,983,625               0
AETNA SMALL COMPANY VP:
Annuity contracts in
  accumulation                         38,935,399        62,919,038     109,635,112
Annuity contracts in payment
  period                                                     11,036          41,147
AETNA TECHNOLOGY VP:
Annuity contracts in
  accumulation                         25,636,291                 0      23,479,921
AETNA VALUE OPPORTUNITY VP:
Annuity contracts in
  accumulation                          5,871,029        34,639,709      43,686,203
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND:
Annuity contracts in
  accumulation                         16,094,503         1,830,289      18,826,545
Annuity contracts in payment
  period                                        0                 0               0
  GROWTH AND INCOME FUND:
Annuity contracts in
  accumulation                         33,970,477         9,752,003      43,767,933
Annuity contracts in payment
  period                                        0                 0               0
  GROWTH FUND:
Annuity contracts in
  accumulation                         17,418,139         4,700,713      21,521,443
  VALUE FUND:
Annuity contracts in
  accumulation                         12,606,304         8,538,069      19,488,521
Annuity contracts in payment
  period                                                          0               0
ALLIANCE FUNDS:
  GROWTH AND INCOME PORTFOLIO:
Annuity contracts in
  accumulation                              5,718                 0               0
AMERICAN CENTURY INCOME AND
  GROWTH FUND:
Annuity contracts in
  accumulation                             15,327                 0               0

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

                                                                      Net
                                                      Net          Change in
                                      Net           Realized       Unrealized
                                   Investment     Gain (Loss)     Gain (Loss)
PERIOD ENDED SEPTEMBER 30, 2000      Income      on Investments  on Investments
CALVERT SOCIAL BALANCED
  PORTFOLIO:
Annuity contracts in
  accumulation                       ($555,968)     $2,713,121        $535,035
CHAPMAN DEM EQUITY FUND:
Annuity contracts in
  accumulation                             (94)              0               0
FIDELITY INVESTMENTS VARIABLE INSURANCE
  PRODUCTS FUNDS:
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS:
Annuity contracts in
  accumulation                      14,392,300       7,657,074     (17,482,770)
  EQUITY-INCOME PORTFOLIO --
    SERVICE CLASS 2:
Annuity contracts in
  accumulation                         (13,869)              0               0
  GROWTH PORTFOLIO -- INITIAL
    CLASS:
Annuity contracts in
  accumulation                      45,595,503       5,848,167     (49,562,711)
  GROWTH PORTFOLIO -- SERVICE
    CLASS 2:
Annuity contracts in
  accumulation                          (3,537)              0               0
  HIGH INCOME PORTFOLIO --
    INITIAL CLASS:
Annuity contracts in
  accumulation                         121,624         (71,990)       (325,071)
  OVERSEAS PORTFOLIO -- INITIAL
    CLASS:
Annuity contracts in
  accumulation                       2,048,196       2,136,469      (6,962,623)
  OVERSEAS PORTFOLIO -- SERVICE
    CLASS 2:
Annuity contracts in
  accumulation                         (37,642)              0               0
FIDELITY INVESTMENTS VARIABLE INSURANCE
  PRODUCTS FUNDS II:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS:
Annuity contracts in
  accumulation                       2,628,529         616,623      (3,543,775)
  CONTRAFUND PORTFOLIO --
    INITIAL CLASS:
Annuity contracts in
  accumulation                      55,796,444      16,976,473     (76,846,307)
  INDEX 500 PORTFOLIO --
    INITIAL CLASS:
Annuity contracts in
  accumulation                         710,777      22,098,297     (25,376,385)
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO:
Annuity contracts in
  accumulation                     136,929,271      81,715,033    (267,794,720)
  BALANCED PORTFOLIO:
Annuity contracts in
  accumulation                      26,525,555       4,392,832     (33,086,412)
  CAPITAL APPRECIATION
    PORTFOLIO:
Annuity contracts in
  accumulation                             (30)              0               0
  FLEXIBLE INCOME PORTFOLIO:
Annuity contracts in
  accumulation                       1,037,154        (647,585)        384,844
  GROWTH PORTFOLIO:
Annuity contracts in
  accumulation                      33,199,182       8,779,828     (34,780,642)
Annuity contracts in payment
  period                                (1,081)              0               0

                                         Net
                                 Increase (Decrease)            Net Assets
                                    in Net Assets               ----------
                                      from Unit         Beginning          End
PERIOD ENDED SEPTEMBER 30, 2000     Transactions        of Period       of Period
CALVERT SOCIAL BALANCED
  PORTFOLIO:
Annuity contracts in
  accumulation                        ($3,507,501)       $68,092,305     $67,276,992
CHAPMAN DEM EQUITY FUND:
Annuity contracts in
  accumulation                                 94                  0               0
FIDELITY INVESTMENTS VARIABLE I
  PRODUCTS FUNDS:
  EQUITY-INCOME PORTFOLIO -- IN
Annuity contracts in
  accumulation                        (34,691,958)       213,941,762     183,816,408
  EQUITY-INCOME PORTFOLIO --
    SERVICE CLASS 2:
Annuity contracts in
  accumulation                             13,869                  0               0
  GROWTH PORTFOLIO -- INITIAL
    CLASS:
Annuity contracts in
  accumulation                         61,482,844        440,335,255     503,699,058
  GROWTH PORTFOLIO -- SERVICE
    CLASS 2:
Annuity contracts in
  accumulation                              3,537                  0               0
  HIGH INCOME PORTFOLIO --
    INITIAL CLASS:
Annuity contracts in
  accumulation                          1,318,453          1,873,989       2,917,005
  OVERSEAS PORTFOLIO -- INITIAL
    CLASS:
Annuity contracts in
  accumulation                            309,195         22,033,565      19,564,802
  OVERSEAS PORTFOLIO -- SERVICE
    CLASS 2:
Annuity contracts in
  accumulation                             37,642                  0               0
FIDELITY INVESTMENTS VARIABLE I
  PRODUCTS FUNDS II:
  ASSET MANAGER PORTFOLIO -- IN
Annuity contracts in
  accumulation                         (2,285,632)        27,730,745      25,146,490
  CONTRAFUND PORTFOLIO --
    INITIAL CLASS:
Annuity contracts in
  accumulation                        (17,166,892)       475,353,405     454,113,123
  INDEX 500 PORTFOLIO --
    INITIAL CLASS:
Annuity contracts in
  accumulation                         (4,623,647)       122,573,178     115,382,220
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO:
Annuity contracts in
  accumulation                        331,110,224      1,093,429,837   1,375,389,645
  BALANCED PORTFOLIO:
Annuity contracts in
  accumulation                         58,325,739        235,410,674     291,568,388
  CAPITAL APPRECIATION
    PORTFOLIO:
Annuity contracts in
  accumulation                                 30                  0               0
  FLEXIBLE INCOME PORTFOLIO:
Annuity contracts in
  accumulation                          1,067,722         32,908,277      34,750,412
  GROWTH PORTFOLIO:
Annuity contracts in
  accumulation                        127,270,538        362,723,120     496,752,536
Annuity contracts in payment
  period                                        0            689,393       1,127,802

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

                                                                                          Net
                                                                         Net           Change in
                                                         Net           Realized       Unrealized
                                                      Investment     Gain (Loss)      Gain (Loss)
         PERIOD ENDED SEPTEMBER 30, 2000                Income      on Investments  on Investments
  WORLDWIDE GROWTH PORTFOLIO:
Annuity contracts in accumulation                     $92,947,615     $45,444,715     ($198,910,542)
Annuity contracts in payment period                          (168)              0                 0
  TWENTY FUND:
Annuity contracts in payment period                        (9,503)              0                 0
LEXINGTON EMERGING MARKETS FUND:
Annuity contracts in accumulation                        (133,784)      1,125,631        (4,993,044)
LEXINGTON NATURAL RESOURCES TRUST FUND:
Annuity contracts in accumulation                         (80,459)     (1,537,048)        2,848,275
MFS FUNDS:
  TOTAL RETURN SERIES:
Annuity contracts in accumulation                          28,335          (9,355)           54,823
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND:
Annuity contracts in accumulation                          (7,908)              0                 0
  GLOBAL SECURITIES FUND:
Annuity contracts in accumulation                       2,100,959       1,172,708        (3,099,424)
  STRATEGIC BOND FUND:
Annuity contracts in accumulation                         283,074        (105,242)          (98,083)
Annuity contracts in payment period
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO: (1)
Annuity contracts in accumulation                      38,988,950       5,290,683       (26,510,735)
Annuity contracts in payment period
  PPI MFS EMERGING EQUITIES PORTFOLIO:
Annuity contracts in accumulation                       1,287,056      18,981,199       (80,499,594)
Annuity contracts in payment period
  PPI MFS RESEARCH GROWTH PORTFOLIO:
Annuity contracts in accumulation                      16,791,049       8,807,703        (5,527,486)
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
Annuity contracts in accumulation                      22,470,136      17,129,970       (90,026,370)
Annuity contracts in payment period
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
Annuity contracts in accumulation                      19,072,682       7,196,430        (7,282,971)
Annuity contracts in payment period
TOTAL VARIABLE ANNUITY ACCOUNT C                     $786,119,573    $320,000,813   ($1,382,804,889)

                                                            Net
                                                    Increase (Decrease)             Net Assets
                                                       in Net Assets                ----------
                                                         from Unit          Beginning           End
         PERIOD ENDED SEPTEMBER 30, 2000               Transactions         of Period        of Period
  WORLDWIDE GROWTH PORTFOLIO:
Annuity contracts in accumulation                       $173,363,012      $1,136,307,574   $1,248,704,210
Annuity contracts in payment period                                              752,858        1,200,854
  TWENTY FUND:
Annuity contracts in payment period                            9,503                   0                0
LEXINGTON EMERGING MARKETS FUND:
Annuity contracts in accumulation                            854,144          11,586,115        8,439,062
LEXINGTON NATURAL RESOURCES TRUST FUND:
Annuity contracts in accumulation                         (1,876,007)         16,508,469       15,863,230
MFS FUNDS:
  TOTAL RETURN SERIES:
Annuity contracts in accumulation                            238,752             684,196          996,751
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND:
Annuity contracts in accumulation                              7,908                   0                0
  GLOBAL SECURITIES FUND:
Annuity contracts in accumulation                         29,333,489           5,871,877       35,379,609
  STRATEGIC BOND FUND:
Annuity contracts in accumulation                          1,789,018           3,464,259        5,337,088
Annuity contracts in payment period                                               27,517           23,455
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO: (1)
Annuity contracts in accumulation                         69,008,338         226,770,707      313,217,320
Annuity contracts in payment period                                               36,974          367,597
  PPI MFS EMERGING EQUITIES PORTFOLIO:
Annuity contracts in accumulation                         12,049,825         597,714,231      549,431,632
Annuity contracts in payment period                                               38,500          139,585
  PPI MFS RESEARCH GROWTH PORTFOLIO:
Annuity contracts in accumulation                        (11,692,391)        255,763,877      264,142,752
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
Annuity contracts in accumulation                         (8,157,251)        291,483,624      232,889,808
Annuity contracts in payment period                                                    0           10,301
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
Annuity contracts in accumulation                         (4,819,719)        243,032,240      257,197,216
Annuity contracts in payment period                                               62,930           64,376
TOTAL VARIABLE ANNUITY ACCOUNT C                        $189,365,714     $15,463,100,152  $15,375,781,363

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

                                                                      Net                Net
                                                      Net          Change in     Increase (Decrease)     Net Assets
                                      Net           Realized       Unrealized       in Net Assets                  ----
                                   Investment     Gain (Loss)     Gain (Loss)         from Unit           Beginning
PERIOD ENDED SEPTEMBER 30, 1999      Income      on Investments  on Investments     Transactions          of Period

AETNA ASCENT VP:
Annuity contracts in
  accumulation                        ($528,897)    $2,530,437       ($126,011)      ($10,386,949)         $86,000,256
AETNA BALANCED VP:
Annuity contracts in
  accumulation                       64,092,721     30,247,806     (70,042,588)       (98,776,769)         982,574,403
Annuity contracts in payment
  period                                                                                                    29,218,792
AETNA BOND VP:
Annuity contracts in
  accumulation                        5,059,206      1,184,276     (10,563,970)       (49,853,072)         377,693,504
Annuity contracts in payment
  period                                                                                                     6,384,037
AETNA CROSSROADS VP:
Annuity contracts in
  accumulation                         (518,302)     1,758,220        (397,137)        (9,700,066)          74,028,644
Annuity contracts in payment
  period                                                                                                        71,489
AETNA GET FUND, SERIES B:
Annuity contracts in
  accumulation                       19,358,522    (12,039,285)     (6,591,127)       (60,309,286)          59,581,177
AETNA GET FUND, SERIES C:
Annuity contracts in
  accumulation                       35,524,838     18,107,391     (44,520,164)       (56,641,742)         198,180,953
AETNA GET FUND, SERIES D:
Annuity contracts in
  accumulation                       (4,993,138)       827,041      (1,022,986)       199,405,741          270,980,130
AETNA GET FUND, SERIES E:
Annuity contracts in
  accumulation                         (300,048)        (1,228)     (2,506,806)       150,585,488                    0
AETNA GET FUND, SERIES G:
Annuity contracts in
  accumulation                             (821)             0           3,268          3,879,895                    0
AETNA GROWTH AND INCOME VP:
Annuity contracts in
  accumulation                      139,327,508    122,239,193     (34,179,263)      (745,500,947)       5,846,282,205
Annuity contracts in payment
  period                                                                                                   328,867,005
AETNA GROWTH VP:
Annuity contracts in
  accumulation                         (845,420)     1,613,816       5,501,607         45,479,085           64,734,239
Annuity contracts in payment
  period                                                                                                       116,487
AETNA HIGH YIELD VP:
Annuity contracts in
  accumulation                          (15,998)       (12,520)         59,844            735,670            1,244,378
AETNA INDEX PLUS BOND VP:
Annuity contracts in
  accumulation                          (11,965)       (73,421)         55,693           (266,877)           1,425,611
AETNA INDEX PLUS LARGE CAP VP:
Annuity contracts in
  accumulation                         (138,403)     2,653,453       8,331,693        140,873,955          238,578,749
Annuity contracts in payment
  period                                                                                                       437,343
AETNA INDEX PLUS MID CAP VP:
Annuity contracts in
  accumulation                            6,223        346,153        (658,298)         3,093,692            4,116,477
AETNA INDEX PLUS SMALL CAP VP:
Annuity contracts in
  accumulation                          (52,023)       395,950        (426,373)         2,333,916            4,953,155
AETNA INTERNATIONAL VP:
Annuity contracts in
  accumulation                           21,385        226,201         152,448          1,709,325            2,016,027


                                    Net Assets
                                 ----
                                        End
PERIOD ENDED SEPTEMBER 30, 1999      of Period
AETNA ASCENT VP:
Annuity contracts in
  accumulation                        $77,488,836
AETNA BALANCED VP:
Annuity contracts in
  accumulation                        905,637,300
Annuity contracts in payment
  period                               31,677,065
AETNA BOND VP:
Annuity contracts in
  accumulation                        323,880,462
Annuity contracts in payment
  period                                6,023,519
AETNA CROSSROADS VP:
Annuity contracts in
  accumulation                         65,173,753
Annuity contracts in payment
  period                                   69,095
AETNA GET FUND, SERIES B:
Annuity contracts in
  accumulation                                  0
AETNA GET FUND, SERIES C:
Annuity contracts in
  accumulation                        150,651,276
AETNA GET FUND, SERIES D:
Annuity contracts in
  accumulation                        465,196,788
AETNA GET FUND, SERIES E:
Annuity contracts in
  accumulation                        147,777,406
AETNA GET FUND, SERIES G:
Annuity contracts in
  accumulation                          3,882,342
AETNA GROWTH AND INCOME VP:
Annuity contracts in
  accumulation                      5,319,578,027
Annuity contracts in payment
  period                              337,457,674
AETNA GROWTH VP:
Annuity contracts in
  accumulation                        116,434,702
Annuity contracts in payment
  period                                  165,112
AETNA HIGH YIELD VP:
Annuity contracts in
  accumulation                          2,011,373
AETNA INDEX PLUS BOND VP:
Annuity contracts in
  accumulation                          1,129,041
AETNA INDEX PLUS LARGE CAP VP:
Annuity contracts in
  accumulation                        389,629,714
Annuity contracts in payment
  period                                1,107,077
AETNA INDEX PLUS MID CAP VP:
Annuity contracts in
  accumulation                          6,904,248
AETNA INDEX PLUS SMALL CAP VP:
Annuity contracts in
  accumulation                          7,204,625
AETNA INTERNATIONAL VP:
Annuity contracts in
  accumulation                          4,125,386

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

                                                                      Net
                                                      Net          Change in
                                      Net           Realized       Unrealized
                                   Investment     Gain (Loss)     Gain (Loss)
PERIOD ENDED SEPTEMBER 30, 1999      Income      on Investments  on Investments
AETNA LEGACY VP:
Annuity contracts in
  accumulation                       ($362,982)       $569,900        $365,460
Annuity contracts in payment
  period
AETNA MONEY MARKET VP:
Annuity contracts in
  accumulation                       9,169,963        (422,336)     (1,568,681)
Annuity contracts in payment
  period
AETNA REAL ESTATE SECURITIES
  VP:
Annuity contracts in
  accumulation                         (15,533)        (27,279)        (29,818)
AETNA SMALL COMPANY VP:
Annuity contracts in
  accumulation                        (352,447)     (2,100,295)      4,395,364
Annuity contracts in payment
  period
AETNA VALUE OPPORTUNITY VP:
Annuity contracts in
  accumulation                        (246,232)      1,376,592        (471,627)
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND:
Annuity contracts in
  accumulation                          (1,509)         (8,843)           (213)
  GROWTH AND INCOME FUND:
Annuity contracts in
  accumulation                          (5,145)         (1,045)        (45,439)
  GROWTH FUND:
Annuity contracts in
  accumulation                          (3,626)             (8)         (3,660)
  VALUE FUND:
Annuity contracts in
  accumulation                         (10,049)           (594)        (87,898)
CALVERT SOCIAL BALANCED
  PORTFOLIO:
Annuity contracts in
  accumulation                        (564,978)      2,310,400        (893,002)
FIDELITY INVESTMENTS VARIABLE INSURANCE
  PRODUCTS FUNDS:
  EQUITY-INCOME PORTFOLIO:
Annuity contracts in
  accumulation                       8,271,246       8,215,470     (12,267,026)
  GROWTH PORTFOLIO:
Annuity contracts in
  accumulation                      24,616,570       4,986,502      (5,589,239)
  HIGH INCOME PORTFOLIO:
Annuity contracts in
  accumulation                         129,773         (45,280)        (31,203)
  OVERSEAS PORTFOLIO:
Annuity contracts in
  accumulation                         445,793         268,135       1,213,565
FIDELITY INVESTMENTS VARIABLE INSURANCE
  PRODUCTS FUNDS II:
  ASSET MANAGER PORTFOLIO:
Annuity contracts in
  accumulation                       1,742,731         546,005      (1,969,060)
  CONTRAFUND PORTFOLIO:
Annuity contracts in
  accumulation                      11,085,351       9,271,644      (3,252,318)

                                         Net
                                 Increase (Decrease)            Net Assets
                                    in Net Assets               ----------
                                      from Unit         Beginning          End
PERIOD ENDED SEPTEMBER 30, 1999     Transactions        of Period       of Period
AETNA LEGACY VP:
Annuity contracts in
  accumulation                       ($11,186,103)      $53,070,226     $42,476,668
Annuity contracts in payment
  period                                                    261,063         240,896
AETNA MONEY MARKET VP:
Annuity contracts in
  accumulation                         17,876,267       258,856,854     283,913,887
Annuity contracts in payment
  period                                                     83,117          81,297
AETNA REAL ESTATE SECURITIES
  VP:
Annuity contracts in
  accumulation                            626,027         1,561,066       2,114,463
AETNA SMALL COMPANY VP:
Annuity contracts in
  accumulation                            (22,306)       47,966,985      49,888,216
Annuity contracts in payment
  period                                                      9,901           8,985
AETNA VALUE OPPORTUNITY VP:
Annuity contracts in
  accumulation                            734,278        28,785,139      30,178,149
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND:
Annuity contracts in
  accumulation                            568,878                 0         558,313
  GROWTH AND INCOME FUND:
Annuity contracts in
  accumulation                          2,621,401                 0       2,569,771
  GROWTH FUND:
Annuity contracts in
  accumulation                          1,723,362                 0       1,716,068
  VALUE FUND:
Annuity contracts in
  accumulation                          5,065,102                 0       4,966,561
CALVERT SOCIAL BALANCED
  PORTFOLIO:
Annuity contracts in
  accumulation                         (2,634,400)       63,901,407      62,119,427
FIDELITY INVESTMENTS VARIABLE I
  PRODUCTS FUNDS:
  EQUITY-INCOME PORTFOLIO:
Annuity contracts in
  accumulation                        (15,833,594)      226,201,287     214,587,383
  GROWTH PORTFOLIO:
Annuity contracts in
  accumulation                         89,621,625       230,408,503     344,043,961
  HIGH INCOME PORTFOLIO:
Annuity contracts in
  accumulation                            145,085         1,611,556       1,809,931
  OVERSEAS PORTFOLIO:
Annuity contracts in
  accumulation                            263,938        14,814,602      17,006,033
FIDELITY INVESTMENTS VARIABLE I
  PRODUCTS FUNDS II:
  ASSET MANAGER PORTFOLIO:
Annuity contracts in
  accumulation                           (510,075)       26,699,659      26,509,260
  CONTRAFUND PORTFOLIO:
Annuity contracts in
  accumulation                         31,786,814       360,081,326     408,972,817

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

                                                                      Net
                                                      Net          Change in
                                      Net           Realized       Unrealized
                                   Investment     Gain (Loss)     Gain (Loss)
PERIOD ENDED SEPTEMBER 30, 1999      Income      on Investments  on Investments
  INDEX 500 PORTFOLIO:
Annuity contracts in
  accumulation                        $583,674      $5,046,493     ($2,186,598)
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO:
Annuity contracts in
  accumulation                      15,648,653      12,281,240     110,615,546
  BALANCED PORTFOLIO:
Annuity contracts in
  accumulation                         510,267       1,623,106       5,168,030
  FLEXIBLE INCOME PORTFOLIO:
Annuity contracts in
  accumulation                         876,827         164,836      (1,496,896)
  GROWTH PORTFOLIO:
Annuity contracts in
  accumulation                        (317,000)      3,295,747      21,571,307
Annuity contracts in payment
  period
  WORLDWIDE GROWTH PORTFOLIO:
Annuity contracts in
  accumulation                      (4,604,658)     22,387,619      74,761,058
Annuity contracts in payment
  period
LEXINGTON EMERGING MARKETS
  FUND:
Annuity contracts in
  accumulation                         (13,866)       (964,884)      1,973,884
LEXINGTON NATURAL RESOURCES
  TRUST FUND:
Annuity contracts in
  accumulation                         (53,006)     (1,597,438)      3,132,261
MFS FUNDS:
  TOTAL RETURN SERIES:
Annuity contracts in
  accumulation                          23,581           8,291         (36,785)
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND:
Annuity contracts in
  accumulation                          44,528         151,032          28,406
  STRATEGIC BOND FUND:
Annuity contracts in
  accumulation                         134,300         (32,516)       (114,866)
Annuity contracts in payment
  period
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS EMERGING EQUITIES
  PORTFOLIO:
Annuity contracts in
  accumulation                         929,895      15,044,902      29,079,913
Annuity contracts in payment
  period
  PPI MFS RESEARCH GROWTH
    PORTFOLIO:
Annuity contracts in
  accumulation                      (1,586,825)      7,875,790      (3,425,228)
  PPI MFS VALUE EQUITY
    PORTFOLIO:
Annuity contracts in
  accumulation                       3,418,104       5,114,620      12,399,204
Annuity contracts in payment
  period
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
Annuity contracts in
  accumulation                       7,168,376      37,551,947      (6,061,296)

                                         Net
                                 Increase (Decrease)            Net Assets
                                    in Net Assets               ----------
                                      from Unit         Beginning          End
PERIOD ENDED SEPTEMBER 30, 1999     Transactions        of Period       of Period
  INDEX 500 PORTFOLIO:
Annuity contracts in
  accumulation                        $10,743,773       $93,352,318    $107,539,660
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO:
Annuity contracts in
  accumulation                        166,046,649       292,229,082     596,821,170
  BALANCED PORTFOLIO:
Annuity contracts in
  accumulation                         87,970,579        94,876,992     190,148,973
  FLEXIBLE INCOME PORTFOLIO:
Annuity contracts in
  accumulation                           (235,565)       32,501,248      31,810,450
  GROWTH PORTFOLIO:
Annuity contracts in
  accumulation                         97,406,770       132,697,360     254,420,214
Annuity contracts in payment
  period                                                    235,492         469,462
  WORLDWIDE GROWTH PORTFOLIO:
Annuity contracts in
  accumulation                         51,450,845       615,835,740     759,756,384
Annuity contracts in payment
  period                                                    365,972         440,192
LEXINGTON EMERGING MARKETS
  FUND:
Annuity contracts in
  accumulation                          1,103,594         4,094,455       6,193,184
LEXINGTON NATURAL RESOURCES
  TRUST FUND:
Annuity contracts in
  accumulation                         (4,414,590)       19,741,327      16,808,554
MFS FUNDS:
  TOTAL RETURN SERIES:
Annuity contracts in
  accumulation                            190,558           385,767         571,412
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND:
Annuity contracts in
  accumulation                          2,101,660           976,121       3,301,746
  STRATEGIC BOND FUND:
Annuity contracts in
  accumulation                            955,370         2,253,578       3,170,936
Annuity contracts in payment
  period                                                      3,521          28,450
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS EMERGING EQUITIES
  PORTFOLIO:
Annuity contracts in
  accumulation                        (29,794,664)      434,156,330     449,414,609
Annuity contracts in payment
  period                                                     27,431          29,198
  PPI MFS RESEARCH GROWTH
    PORTFOLIO:
Annuity contracts in
  accumulation                        (28,637,916)      242,087,516     216,313,337
  PPI MFS VALUE EQUITY
    PORTFOLIO:
Annuity contracts in
  accumulation                            214,916       150,852,476     171,968,920
Annuity contracts in payment
  period                                                          0          30,401
  PPI SCUDDER INTERNATIONAL GRO
Annuity contracts in
  accumulation                        (17,432,189)      201,965,809     223,192,647

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

                                                                      Net
                                                      Net          Change in
                                      Net           Realized       Unrealized
                                   Investment     Gain (Loss)     Gain (Loss)
PERIOD ENDED SEPTEMBER 30, 1999      Income      on Investments  on Investments
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
Annuity contracts in
  accumulation                      $3,452,501      $6,471,289     ($6,233,862)
Annuity contracts in payment
  period
TOTAL VARIABLE ANNUITY ACCOUNT
  C                               $336,099,660    $309,364,528     $62,009,112

                                         Net
                                 Increase (Decrease)             Net Assets
                                    in Net Assets                ----------
                                      from Unit          Beginning           End
PERIOD ENDED SEPTEMBER 30, 1999     Transactions         of Period        of Period
  PPI T. ROWE PRICE GROWTH EQUI
Annuity contracts in
  accumulation                       ($10,041,888)       $215,872,943     $209,523,170
Annuity contracts in payment
  period                                                       56,047           53,859
TOTAL VARIABLE ANNUITY ACCOUNT
  C                                  ($34,864,742)    $12,426,365,277  $13,098,973,835

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

              INDEX TO QUARTERLY CONSOLIDATED FINANCIAL STATEMENTS

                                                                PAGE
                                                              --------
Consolidated Financial Statements:

  Consolidated Statements of Income for the Three-Month and
    Nine-Month Periods Ended September 30, 2000 and 1999
    (unaudited).............................................    F-34

  Consolidated Balance Sheets as of September 30, 2000
    (unaudited) and December 31, 1999.......................    F-35

  Consolidated Statements of Changes in Shareholder's Equity
    for the Nine Month Periods Ended September 30, 2000 and
    1999 (unaudited)........................................    F-36

  Consolidated Statements of Cash Flows for the Nine Month
    Periods Ended September 30, 2000 and 1999
    (unaudited).............................................    F-37

  Condensed Notes to Consolidated Financial Statements
    (unaudited).............................................    F-38

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (MILLIONS)

                                                              THREE MONTHS
                                                                  ENDED           NINE MONTHS ENDED
                                                              SEPTEMBER 30,         SEPTEMBER 30,
                                                           -------------------   -------------------
                                                             2000       1999       2000       1999
                                                           --------   --------   --------   --------
                                                               (UNAUDITED)           (UNAUDITED)
Revenue:
  Premiums...............................................   $ 41.8     $ 44.2    $  117.1   $   86.6
  Charges assessed against policyholders.................    119.9       98.6       351.0      283.1
  Net investment income..................................    231.9      230.6       681.5      668.8
  Net realized capital losses............................    (11.2)     (11.1)      (23.1)      (5.4)
  Other income...........................................     44.0       20.1       117.5       82.5
                                                            ------     ------    --------   --------
Total revenue............................................    426.4      382.4     1,244.0    1,115.6

Benefits and expenses:
  Current and future benefits............................    199.8      201.8       598.3      564.0
  Operating expenses:
    Salaries and related benefits........................     52.3       35.0       144.0      107.7
    Other................................................     60.1       54.0       166.4      155.1
  Amortization of deferred policy acquisition costs......     36.8       25.9        96.4       77.6
                                                            ------     ------    --------   --------
Total benefits and expenses..............................    349.0      316.7     1,005.1      904.4
                                                            ------     ------    --------   --------
Income from continuing operations before income taxes....     77.4       65.7       238.9      211.2

  Income taxes...........................................     22.7       21.8        75.9       69.6
                                                            ------     ------    --------   --------
Income from continuing operations........................     54.7       43.9       163.0      141.6
Discontinued operations, net of tax:
  Amortization of deferred gain on sale..................      1.5        1.4         4.7        4.1
                                                            ------     ------    --------   --------
Net income...............................................   $ 56.2     $ 45.3    $  167.7   $  145.7
                                                            ======     ======    ========   ========

SEE CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

                          CONSOLIDATED BALANCE SHEETS
                         (MILLIONS, EXCEPT SHARE DATA)

                                                              SEPTEMBER 30,    DECEMBER 31,
                                                                   2000            1999
                                                              --------------   -------------
                                                               (UNAUDITED)
                                           ASSETS
Investments:
  Debt securities available for sale, at fair value
    (amortized cost: $11,193.0 and $11,657.9)...............     $11,075.8       $11,410.1
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost: $107.9 and
      $134.7)...............................................         101.0           130.9
    Investment in affiliated mutual funds (cost: $13.0 and
      $63.5)................................................          18.7            64.1
    Common stock (cost: $5.6 and $6.7)......................          13.0            11.5
  Short-term investments....................................          81.5            74.2
  Mortgage loans............................................           4.6             6.7
  Policy loans..............................................         338.6           314.0
  Other investments.........................................          13.5            13.2
                                                                 ---------       ---------
Total investments...........................................      11,646.7        12,024.7
  Cash and cash equivalents.................................         987.3           694.4
  Short-term investments under securities loan agreement....         753.3           232.5
  Accrued investment income.................................         148.7           150.7
  Premiums due and other receivables........................          97.3           298.3
  Reinsurance recoverable...................................       3,003.4         3,001.2
  Deferred income taxes.....................................          93.7           150.4
  Deferred policy acquisition costs.........................       1,155.2         1,046.4
  Other assets..............................................         108.3            96.5
  Separate Accounts assets..................................      40,059.6        38,692.6
                                                                 ---------       ---------
Total assets................................................     $58,053.5       $56,387.7
                                                                 =========       =========

                            LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................     $ 3,938.2       $ 3,850.4
  Unpaid claims and claim expenses..........................          29.3            27.3
  Policyholders' funds left with the Company................      10,887.4        11,121.7
                                                                 ---------       ---------
Total insurance reserve liabilities.........................      14,854.9        14,999.4
  Payables under securities loan agreement..................         753.3           232.5
  Current income taxes......................................          13.3            14.7
  Other liabilities.........................................         797.9         1,062.8
  Separate Accounts liabilities.............................      40,059.6        38,692.6
                                                                 ---------       ---------
Total liabilities...........................................      56,479.0        55,002.0
                                                                 =========       =========
Shareholder's equity:
  Common stock, par value $50 (100,000 shares authorized;
    55,000 shares issued and outstanding)...................           2.8             2.8
  Paid-in capital...........................................         431.9           431.9
  Accumulated other comprehensive loss......................         (14.5)          (44.8)
  Retained earnings.........................................       1,154.3           995.8
                                                                 ---------       ---------
Total shareholder's equity..................................       1,574.5         1,385.7
                                                                 ---------       ---------
Total liabilities and shareholder's equity..................     $58,053.5       $56,387.7
                                                                 =========       =========

SEE CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (MILLIONS)

                                                                  NINE MONTHS ENDED
                                                                    SEPTEMBER 30,
                                                              -------------------------
                                                                 2000          1999
                                                              -----------   -----------
                                                              (UNAUDITED)   (UNAUDITED)
Shareholder's equity, beginning of period...................    $1,385.7      $1,394.5

Comprehensive income:
  Net income................................................       167.7         145.7
  Other comprehensive income (loss), net of tax:
    Unrealized gains (losses) on securities $46.6, (($200.5)
      pretax) (1)...........................................        30.3        (130.3)
                                                                --------      --------
Total comprehensive income..................................       198.0          15.4
                                                                --------      --------
Other changes...............................................         0.9           0.5

Common stock dividends......................................       (10.1)        (29.8)
                                                                --------      --------
Shareholder's equity, end of period.........................    $1,574.5      $1,380.6
                                                                ========      ========

(1) Net of reclassification adjustments.

SEE CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (MILLIONS)

                                                                  NINE MONTHS ENDED
                                                                    SEPTEMBER 30,
                                                              -------------------------
                                                                 2000          1999
                                                              -----------   -----------
                                                              (UNAUDITED)   (UNAUDITED)
Cash Flows from Operating Activities:
  Net income................................................   $   167.7     $   145.7
  Adjustments to reconcile net income to net cash provided
    by (used for) operating activities:
    Net accretion of discount on investments................       (25.2)        (20.6)
    Amortization of deferred gain on sale...................        (4.7)         (4.1)
    Net realized capital losses.............................        23.1           5.4
    Changes in assets and liabilities:
      Decrease (increase) in accrued investment income......         2.0         (11.4)
      Decrease in premiums due and other receivables........        13.2          31.6
      Increase in policy loans..............................       (24.6)        (16.7)
      Increase in deferred policy acquisition costs.........      (108.8)       (114.7)
      Increase (decrease) in universal life account
        balances............................................        21.0        (220.5)
      Increase in other insurance reserve liabilities.......        84.6         232.1
      Net (decrease) in other liabilities and other
        assets..............................................       (69.0)        (75.5)
      Increase (decrease) in income taxes...................        36.6        (280.1)
                                                               ---------     ---------
Net cash provided by (used for) operating activities........       115.9        (328.8)
                                                               ---------     ---------
Cash Flows from Investing Activities:
    Proceeds from sales of:
      Debt securities available for sale....................     9,074.5       4,017.1
      Equity securities.....................................       107.4          89.9
      Mortgage loans........................................         2.1           2.3
    Investment maturities and collections of:
      Debt securities available for sale....................       488.0         995.2
      Short-term investments................................        57.2          60.6
    Cost of investment purchases in:
      Debt securities available for sale....................    (9,128.6)     (4,805.5)
      Equity securities.....................................       (16.5)         (9.4)
      Short-term investments................................       (89.9)        (68.4)
    Decrease in property and equipment......................         2.9           7.6
    Other, net..............................................        (4.6)          6.2
                                                               ---------     ---------
Net cash provided by investing activities...................       492.5         295.6
                                                               ---------     ---------
Cash Flows from Financing Activities:
    Deposits and interest credited for investment
      contracts.............................................     1,275.1       1,576.5
    Withdrawals of investment contracts.....................    (1,606.9)     (1,308.4)
    Dividends paid to shareholder...........................       (10.1)       (235.8)
    Other, net..............................................        24.4         170.4
                                                               ---------     ---------
Net cash (used for) provided by financing activities........      (317.5)        202.7
                                                               ---------     ---------
Net increase in cash and cash equivalents...................       290.9         169.5
Effect of exchange rate changes on cash and cash
  equivalents...............................................         2.0            --
Cash and cash equivalents, beginning of period..............       694.4         629.4
                                                               ---------     ---------
Cash and cash equivalents, end of period....................   $   987.3     $   798.9
                                                               =========     =========
Supplemental cash flow information:
    Income taxes paid, net..................................   $    39.4     $   315.6
                                                               =========     =========

SEE CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

              CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                                  (UNAUDITED)

(1) BASIS OF PRESENTATION

    The consolidated financial statements include Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA"), Aetna Investment Adviser Holding Company, Inc.
("IA Holdco") and Aetna Investment Services, Inc. (collectively, the "Company"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement
Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna"). On June 30, 2000 HOLDCO contributed Aetna Investment Services, Inc. ("AISI") to the Company. (Refer to note 2). The Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations.

    These consolidated financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. The contribution of IA Holdco to the Company, which occurred on July 1, 1999, and the contribution of AISI to the Company were each accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of IA Holdco and AISI. Certain reclassifications have been made to 1999 financial information to conform to the 2000 presentation. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as presented in ALIAC's 1999 Annual Report on Form 10-K. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

(2) CONTRIBUTION OF AISI FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AISI to the Company. AISI is registered with the Securities Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/ dealer. The principal operation of AISI is the sale of fixed and variable annuities and mutual funds through its registered representatives.

(3) RECENT DEVELOPMENTS

    AGREEMENT TO SELL AETNA FINANCIAL SERVICES AND AETNA INTERNATIONAL

    On July 20, 2000, Aetna Inc. ("Aetna"), the ultimate parent of the Company, announced that it reached a definitive agreement to sell its Aetna Financial Services and Aetna International businesses to ING Groep N.V. ("ING") in a transaction valued at approximately $7.7 billion. The Company is part of the Aetna Financial Services business and will be included in the sale to ING. Under the terms of the agreement, in two effectively simultaneous steps: (1) Aetna will spin off to its shareholders the shares of a standalone health company that will be comprised primarily of its Aetna U.S. Healthcare

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

        CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                  (UNAUDITED)

(3) RECENT DEVELOPMENTS (CONTINUED)
and Large Case Pensions businesses; and (2) Aetna, which then will be comprised of Aetna Financial Services and Aetna International, will merge with a newly formed subsidiary of ING.

    Aetna's goal is to close the transaction, which is subject to receipt of required shareholder, regulatory and other consents and approvals, as well as other closing conditions, by year-end 2000. An Aetna shareholders' meeting has been scheduled for November 30, 2000 to consider the transaction and certain other matters. The full impact of the sale to ING on the Company's financial position and results of operations cannot be determined at this time.

(4) NEW ACCOUNTING STANDARD

    On January 1, 2000, the Company adopted Statement of Position 98-7, Deposit
Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, issued by the American Institute of Certified Public Accountants. This statement provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. The adoption of this standard had no impact on the Company's financial position or results of operations.

(5) FUTURE ACCOUNTING STANDARD

    In September 2000, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities which replaces FAS No. 125, Accounting for Transfers and Services of Financial Assets and Extinguishments of Liabilities. This standard revises the methods for accounting for securitizations and other transfers of financial assets and collateral as outlined in FAS No. 125, and requires certain additional disclosures. For transfers and servicing of financial assets and extinguishments of liabilities, this standard will be effective for the Company's June 30, 2001 financial statements. However, for disclosures regarding securitizations and collateral, as well as recognition and reclassification of collateral, this standard will be effective for the Company's December 31, 2000 financial statements. The Company is currently evaluating the impact of the adoption of this standard, however it does not expect the adoption of this standard to have a material effect on its financial position or results of operations.

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. In June 2000, further guidance related to accounting for derivative instruments and hedging activities was provided when the FASB issued FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FASB Statement No. 133. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact of FAS No. 133, as amended, on the Company's financial statements will vary based on certain factors including future interpretive guidance from the FASB, the

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

        CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                  (UNAUDITED)

(5) FUTURE ACCOUNTING STANDARD (CONTINUED) extent of the Company's hedging activities, the types of hedging instruments used and the effectiveness of such instruments. The Company is evaluating the impact of the adoption of this standard, as amended, and currently does not believe that it will have a material effect on the Company's financial position or results of operations.

(6) ADDITIONAL INFORMATION -- ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

    Changes in accumulated other comprehensive income (loss) related to changes in unrealized gains (losses) on securities (excluding those related to experience-rated contractholders) were as follows:

                                                                  NINE MONTHS ENDED SEPTEMBER 30,
                                                              ---------------------------------------
(MILLIONS)                                                              2000          1999
-----------------------------------------------------------------------------------------------------
 Unrealized holding gains (losses) arising during the
  period (1)................................................           $31.7        $(120.4)
 Less: reclassification adjustments for accretion of net
   investment discounts and gains included in net
   income (2)...............................................             1.4            9.9
-----------------------------------------------------------------------------------------------------
 Net unrealized gains (losses) on securities................           $30.3        $(130.3)
=====================================================================================================

(1) Pretax unrealized holding gains (losses) arising during the period were $48.7 million and $(185.3) million for the nine months ended September 30, 2000 and September 30, 1999, respectively.

(2) Pretax reclassification adjustments for accretion of net investment discounts and gains included in net income for the period were $2.1 million and $15.2 million for the nine months ended September 30, 2000 and September 30, 1999, respectively.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

        CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                  (UNAUDITED)

(7) SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations for the three months ended September 30, was as follows:

                                                                 INVESTMENT
                                                  FINANCIAL      MANAGEMENT      DISCONTINUED
(MILLIONS)                                      PRODUCTS (1)    SERVICES (1)    OPERATIONS (1)    OTHER (1)      TOTAL
---------------------------------------------------------------------------------------------------------------------------------
 2000
 Revenues from external customers.............    $  182.4          $36.4             $ --          $(13.1)    $  205.7
 Net investment income........................       230.0            0.9               --             1.0        231.9
---------------------------------------------------------------------------------------------------------------------------------
 Total revenue excluding net realized capital
  losses......................................    $  412.4          $37.3             $ --          $(12.1)    $  437.6
=================================================================================================================================
 Operating earnings (2).......................    $   55.0          $ 9.2             $ --          $ (2.2)    $   62.0
 Net realized capital losses, net of tax......        (7.3)            --               --              --         (7.3)
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from continuing operations.....        47.7            9.2               --            (2.2)        54.7
 Discontinued operations, net of tax:
    Amortization of deferred gain on sale.....          --             --              1.5              --          1.5
---------------------------------------------------------------------------------------------------------------------------------
 Net income (loss)............................    $   47.7          $ 9.2             $1.5          $ (2.2)    $   56.2
=================================================================================================================================
 1999
 Revenues from external customers.............    $  144.1          $29.8             $ --          $(11.0)    $  162.9
 Net investment income........................       229.3            0.4               --             0.9        230.6
---------------------------------------------------------------------------------------------------------------------------------
 Total revenue excluding net realized capital
  losses......................................    $  373.4          $30.2             $ --          $(10.1)    $  393.5
=================================================================================================================================
 Operating earnings (2).......................    $   47.9          $ 7.5             $ --          $ (4.3)    $   51.1
 Net realized capital losses, net of tax......        (7.2)            --               --              --         (7.2)
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from continuing operations.....        40.7            7.5               --            (4.3)        43.9
 Discontinued operations, net of tax:
    Amortization of deferred gain on sale.....          --             --              1.4              --          1.4
---------------------------------------------------------------------------------------------------------------------------------
 Net income (loss)............................    $   40.7          $ 7.5             $1.4          $ (4.3)    $   45.3
=================================================================================================================================

(1) Financial Products include: deferred and immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and an affiliate's separate accounts; and trustee, administrative and other services to retirement plans. Discontinued Operations include life insurance products. Other includes consolidating adjustments and Year 2000 costs of $2.6 million in 1999.

(2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

        CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                  (UNAUDITED)

(7) SEGMENT INFORMATION (CONTINUED)
    Summarized financial information for the Company's principal operations for the nine months ended September 30, was as follows:

                                                                 INVESTMENT
                                                  FINANCIAL      MANAGEMENT      DISCONTINUED
(MILLIONS)                                      PRODUCTS (1)    SERVICES (1)    OPERATIONS (1)    OTHER (1)      TOTAL
---------------------------------------------------------------------------------------------------------------------------------
 2000
 Revenues from external customers.............    $  519.6         $104.2             $ --          $(38.2)    $  585.6
 Net investment income........................       676.4            2.1               --             3.0        681.5
---------------------------------------------------------------------------------------------------------------------------------
 Total revenue excluding net realized capital
    (losses) gains............................    $1,196.0         $106.3             $ --          $(35.2)    $1,267.1
=================================================================================================================================
 Operating earnings (2).......................    $  158.1         $ 25.7             $ --          $ (5.8)    $  178.0
 Net realized capital (losses) gains, net of
  tax.........................................       (15.1)           0.1               --              --        (15.0)
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from continuing operations.....       143.0           25.8               --            (5.8)       163.0
 Discontinued operations, net of tax:
    Amortization of deferred gain on sale.....          --             --              4.7              --          4.7
---------------------------------------------------------------------------------------------------------------------------------
 Net income (loss)............................    $  143.0         $ 25.8             $4.7          $ (5.8)    $  167.7
=================================================================================================================================
 1999
 Revenues from external customers.............    $  399.1         $ 86.4             $ --          $(33.3)    $  452.2
 Net investment income........................       665.2            1.0               --             2.6        668.8
---------------------------------------------------------------------------------------------------------------------------------
 Total revenue excluding net realized capital
  losses......................................    $1,064.3         $ 87.4             $ --          $(30.7)    $1,121.0
=================================================================================================================================
 Operating earnings (2).......................    $  142.6         $ 21.1             $ --          $(18.6)    $  145.1
 Net realized capital losses, net of tax......        (3.5)            --               --              --         (3.5)
---------------------------------------------------------------------------------------------------------------------------------
 Income from continuing operations............       139.1           21.1               --           (18.6)       141.6
 Discontinued operations, net of tax:
    Amortization of deferred gain on sale.....          --             --              4.1              --          4.1
---------------------------------------------------------------------------------------------------------------------------------
 Net income (loss)............................    $  139.1         $ 21.1             $4.1          $(18.6)    $  145.7
=================================================================================================================================

(1) Financial Products include: deferred and immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and an affiliate's separate accounts; and trustee, administrative and other services to retirement plans. Discontinued Operations include life insurance products. Other includes consolidating adjustments and Year 2000 costs of $13.0 million in 1999.

(2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

        CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                  (UNAUDITED)

(8) COMMITMENTS AND CONTINGENT LIABILITIES

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments between the time that the Company enters into the commitments and the specified future date on which the Company must purchase or sell the securities, as the case may be. As of September 30, 2000, there were no such off-balance sheet commitments.

    LITIGATION

    In recent years, several life insurance and annuity companies have been named as defendants in class action lawsuits relating to life insurance and annuity pricing and sales practices. The Company has been a defendant in two such lawsuits.

    A purported class action complaint was filed in the Circuit Court of Lauderdale County, Alabama on March 28, 2000 by Loretta Shaner against ALIAC (the "Shaner Complaint"). This case was removed to the United States District Court for the Northern District of Alabama. The Shaner Complaint sought unspecified compensatory damages from ALIAC and unnamed affiliates of ALIAC. The Shaner Complaint claimed that ALIAC's sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (e.g., IRAs) was improper. On August 31, 2000, the Court entered an order and judgement dismissing the case. The case has been refiled as an individual action in the Alabama state court.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

    The Company is also involved in numerous other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of the litigation against the Company referred to in this paragraph cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, the litigation referred to in this paragraph is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

(9) DIVIDENDS

    During 2000, the Company paid $10.1 million in dividends to HOLDCO, which did not require approval from the Insurance Commissioner of the State of Connecticut.

X.89953-00                                                         December 2000

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements:
         (1)   Incorporated by reference in Part A:
               Condensed Financial Information
         (2)   Included in Part B:
               Financial Statements of Variable Annuity Account C:
               -  Statements of Assets and Liabilities as of December 31, 1999
               -  Statement of Operations for the year ended December 31, 1999
               - Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998
               -  Condensed Financial Information for the year ended
                  December 31, 1999
               -  Notes to Financial Statements
               -  Independent Auditors' Report
               -  Unaudited Statement of Assets and Liabilities as of
                  September 30, 2000
               - Unaudited Statement of Operations for the nine-month period ended September 30, 2000
               - Unaudited Statements of Changes in Net Assets for the nine-month periods ended September 30, 2000 and September 30, 1999
               -  Notes to Financial Statements
              Financial Statements of the Depositor:
               -  Independent Auditors' Report
               -  Consolidated Statements of Income for the years ended
                  December 31, 1999, 1998 and 1997
               -  Consolidated Balance Sheets as of December 31, 1999 and 1998
               - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997
               - Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
               -  Notes to Consolidated Financial Statements
               -  Unaudited Consolidated Balance Sheets as of September 30, 2000
               - Unaudited Consolidated Statements of Income for the nine-month period ended September 30, 2000
                -  Unaudited Consolidated Statements of changes in Shareholder's
                  Equity for the nine-month period ended September 30, 2000
               - Unaudited Consolidated Statements of Cash Flows for the nine-month period ended September 30, 2000

     (b) Exhibits
         (1)     Resolution of the Board of Directors of Aetna Life Insurance
                 and Annuity Company establishing Variable Annuity Account C(1)
         (2)     Not applicable
         (3.1)   Broker-Dealer Agreement(2)
         (3.2)   Alternative Form of Wholesaling Agreement and Related Selling
                 Agreement(3)

         (3.3)   Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
                 Insurance and Annuity Company and Aetna Investment Services,
                 Inc. (AISI) and Letter of Assignment to AISI(4)
         (3.4)   Underwriting Agreement dated November 17, 2000 between Aetna
                 Life Insurance and Annuity Company and Aetna Investment
                 Services, LLC(4)
         (4.1)   Variable Annuity Contract (G-401-IB(X/M))(5)
         (4.2)   Variable Annuity Contract (G-CDA-IB(XC/SM))(5)
         (4.3)   Endorsement (EGET-IC(R)) to Contracts G-401-IB(X/M) and
                 G-CDA-IB(XC/SM)(3)
         (4.4)   Endorsement (ESUNYSDO97) to Contracts G-CDA-IB(XC/SM) and
                 G-401-IB(X/M)(6)
         (4.5)   Form of Endorsement (ESUNY401-01) to Contract G-401-IB(X/M) and
                 Certificate GC401-IB(X/M)
         (5)     Variable Annuity Contract Application (300-MOP-IB)(7)
         (6.1)   Certificate of Incorporation of Aetna Life Insurance and
                 Annuity Company(8)
         (6.2)   Amendment of Certificate of Incorporation of Aetna Life
                 Insurance and Annuity Company(9)
         (6.3)   By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(10)
         (7)     Not applicable
         (8.1)   Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
                 Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                 Aetna GET Fund on behalf of each of its series, Aetna
                 Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
         (8.2)   Amendment dated November 9, 1998 to Fund Participation
                 Agreement by and among Aetna Life Insurance and Annuity
                 Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                 Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                 Portfolios, Inc. on behalf of each of its series, and Aeltus
                 Investment Management, Inc. dated as of May 1, 1998(11)
         (8.3)   Second Amendment dated December 31, 1999 to Fund Participation
                 Agreement by and among Aetna Life Insurance and Annuity
                 Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                 Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, Aetna Variable
                 Portfolio, Inc., on behalf of each of its series, and Aeltus
                 Investment Management, Inc., dated as of May 1, 1998 and amended on November 9, 1998(12)
         (8.4)   Third Amendment dated February 11, 2000 to Fund Participation
                 Agreement by and among Aetna Life Insurance and Annuity
                 Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                 Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,

                 Inc., on behalf of each of its series, Aetna Variable Portfolio, Inc., on behalf of each of its series, and Aeltus Investment Management, Inc., dated as of May 1, 1998, amended on November 9, 1998 and December 31, 1999(13)
         (8.5) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity
                 Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and
                 February 11, 2000(13)
         (8.6) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.7) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(11)
         (8.8) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sales of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series and Aetna Variable Portfolio, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc., dated as of May 1, 1998 and amended on November 4, 1998(13)
         (8.9) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(14)
         (8.10) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated
                 December 1, 1997 (15)
         (8.11) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997 (15)

         (8.12) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                 January 1, 1996 and March 1, 1996 (9)
         (8.13) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                 January 1, 1996 and March 1, 1996 (16)
         (8.14) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                 January 1, 1996, March 1, 1996 and May 1, 1997 (17)
         (8.15) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                 January 1, 1996, March 1, 1996, May 1, 1997 and
                 November 6, 1997(2)
         (8.16) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                 January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997
                 and May 1, 1998 (12)
         (8.17) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 (9)
         (8.18) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 (16)
         (8.19) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 (18)
         (8.20) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
                 January 20, 1998 (2)

         (8.21) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                 January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998
                 and May 1, 1998 (12)
         (8.22) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995 (19)
         (8.23) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995 (16)
         (8.24) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997 (11)
         (8.25)  Fund Participation Agreement among Janus Aspen Series and
                 Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 (20)
         (8.26) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company dated December 8, 1997 (11)
         (8.27) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998 (21)
         (8.28) Amendment dated as of August 1, 2000 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997, as amended on October 12, 1998 and
                 December 1, 1999(22)
         (8.29) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997 (20)
         (8.30) First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997 (22)
         (8.31) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company (22)
         (8.32) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991 (3)
         (8.33) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation dated April 28, 1994 (23)
         (8.34) Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996,
                 March 14, 1997 and November 28, 1997 (2)
         (8.35) Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna
                 Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on
                 September 3, 1996, March 14, 1997 and November 28, 1997 (24) (8.36) Fifth Amendment dated May 1, 1998 to Fund Participation
                 Agreement by and among MFS Variable Insurance Trust, Aetna
                 Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on
                 September 3, 1996, March 14, 1997, November 28, 1997 and
                 May 1, 1998 (25)
         (8.37) Fifth Amendment dated July 1, 1999 to Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna
                 Life Insurance and Annuity Company and Massachusetts Financial Service Company dated April 30, 1996, and amended on
                 September 3, 1996, March 14, 1997, November 28, 1997 and
                 May 1, 1998 (26)
         (8.38) Sixth Amendment dated November 17, 2000 between Aetna Life Insurance and Annuity Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company dated
                 April 30, 1996, as amended on September 3, 1996,
                 March 14, 1997, November 28, 1997, May 1, 1998 and
                 July 1, 1999 (4)
         (8.39) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(27)
         (8.40) First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997 (12)
         (8.41) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company (27)
         (9)     Opinion and Consent of Counsel
         (10)    Consent of Independent Auditors
         (11)    Not applicable
         (12)    Not applicable
         (13)    Schedule for Computation of Performance Data(28)
         (14.1)  Powers of Attorney
         (14.2)  Authorization for Signatures (3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2.   Incorporated by reference to Registration Statement on Form N-4
     (File No. 333-56297) as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 17, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 12, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-91846), as filed on
     April 13, 1998.
8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on
     October 30, 1997.
11.  Incorporated by reference to Post-Effective Amendment No. 2 to
     Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
12. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
13. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     April 4, 2000.
14. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
     June 26, 2000.
15.  Incorporated by reference to Post-Effective Amendment No. 8 to
     Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
16. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
17. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
18.  Incorporated by reference to Post-Effective Amendment No. 7 to
     Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
19.  Incorporated by reference to Post-Effective Amendment No. 3 to
     Registration Statement on Form N-4 (File No. 33-88720), as filed on
     June 28, 1996.
20. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
21. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
22. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     August 14, 2000.
23. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on
     April 22, 1996.
24. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

25. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
26. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.
27. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
28. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 15, 1998.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL
BUSINESS ADDRESS*                POSITIONS AND OFFICES WITH DEPOSITOR

Thomas J. McInerney**            Director and President

Wayne R. Huneke***               Director

Phillip R. Lowery***             Director

Robert C. Salipante****          Director

Mark A. Tullis***                Director

Michael W. Cunningham**          Senior Vice President and Chief Financial
                                 Officer

Mary Ellen Thibodeau**           Corporate Secretary

Deborah Koltenuk**               Vice President and Corporate Controller

Brian Murphy**                   Vice President and Chief Compliance Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

** The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

*** The address of these Directors and Officers is 5780 Powers Ferry Road, NW, Atlanta Georgia 30327-4390.

****  The address of this Director is 20 Washington Avenue South,
      Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

   Attached is a listing of all persons directly or indirectly controlled by or under common control with the Registrant.

ING GROEP, N.V.
 BHF-Bank AG
  BHF Securities Corporation
 ING Bank N.V.
  Alegron Belegging B.V.
   ING Bank Ukraine
   ING Baring Securities (Romania) S.A.
  Amsterdam Exchanges N.V.
  Argencontrol
  Artolis B.V.
  Assurantiebedrijf ING Bank N.V.
   Assurantiekantdoor Honig & Hageman BV
   Noordster V.O.F.
   Volmachtbedrijf ING Bank B.V.
  Atlas Investeringsgroep N.V.
  Atlas Investors Partnership III C.V.
  B.V. Gemeenschappelijk Bezit Aandelen Necigef
  Bank Brussels Lambert S.A.
   ING Bank (Belgium) N.V./S.A.
    Bancard Company S.A.
    Cooperation Liquidation Terme Bourse S.C.
    Europay Belgium S.C.
    Institut De Reescompte S.C.
    Societe Belge D' Investissement International S.C.
    Society for Worldwide Interbank Financial Telecommunication S.C. Visa Belgium SC
  Bank Mendes Gans NV
   B.V. Deelnemings En Financieringsmaatschappij "Nova Zembla"
   B.V. Trust En Administratiekantoor Van Bank Mendes Gans N.V.
   Bank Mendes Gans Effectenbewaarbedrijf N.V.
   Brenko B.V.
   Cabel B.V.
   Handamar N.V.
    Handamar Corporation
   Intervest B.V.
   Intervest PPM B.V.
  Bank Slaski S.A. W Katowicach
   *Rodkowoeropejskie Centrum Ratingu I Analiz S.A.
   Bankowe Przedsi*Biorstwo Telekom. Telebank S.A.
   BSK Konsulting SP Z.O.O.
   BSK Leasing S.A.
   Centralna Tabela Ofert S.A.

  Dom Maklerski BSK S.A.
  Gie*Da Papierow Warto*Clowych S.A.
  ING BSK Asset Management S.A.
  Krajowa Izba Rozliczeniowa S.A.
   Biuro Informacji Kredytowe S.A.
  Mi*Dzvnarodowa Szko*A Bankowo*Ci I Finansow SP Z.O.O.
  Society for Worldwide Interbank Financial Telecommunication S.C. Banque Baring Brothers (Suisse) S.A.
 Benelux Investment Fund B.V.
 Berliner Handels - Und Frankfurter Bank A.G.
 Buenos Aires Equity Investments N.V.
  Emprendimiento Recoleta S.A. (ERSA)
 BPEP Holdings Limited
  Baring Asia (GP) Limited
  Baring European Fund Managers Limited
  Baring Latin America GP Limited
  Baring Latin America Partners Limited
  Baring Private Equity Partners (Asia) PTE. Limited
  Baring Private Equity Partners (China) Limited
   ING Barings Private Equity (China) Limited
   ING BPE (China) Advisers Limited
  Baring Private Equity Partners (India) Limited
  Baring Private Equity Partners GMBH
  Baring Private Equity Partners Limited
   Baring Venture Partners GMBH
   Baring Venture Partners S.A
   BHB Management Limited
   BPEP General Partner I Limited
   BPEP General Partner II Limited
   BPEP Management (UK) Limited
   BPEP Nominees Limited
   Quartz Capital Partners Limited
   Transtech Limited
  BCEE Advisers Limited
  BCEF Advisers Limited
  BHR Management Limited
  BI Advisers Limited
  Blac Holdings Inc.
   Blac Corp. Incorperated
  BPEP Management Limited
   Baring Mexico (GP) Limited
   Baring Private Equity Partners Espana S.A.
    Baring Private Equity Partners Mexico S.C.
    BVP Mexico S.A.
   Cavendish Nominees Limited
  BPEP Participations Limited
   Baring Vostok Capital Partners Limited
   Baring Vostok Fund Managers Limited
   ESD Managers Limited
    Easdaq S.A.
   International Private Equity Services Limited
   Polytechnos Venture Partners GMBH
  BVP Holdings Limited
   Baring Capricorn Ventures Limited
   Baring Communications Equity Limited
   BCEA Advisers Limited
    BCEA Management PTE. Limited

   Capricorn Venture Fund N.V.
   Procuritas Partners KB
   PAB Partner AB
  BVP Management Limited
  Capricorn Venture Partners N.V.
  Czech Venture Partners S.R.O.
  CI European Limited
  SCGF Advisers Limited
 BV Maatschappij Van Onroerende Goederen 'Het Middenstandshuis B'
 BV Maatschappij Van Onroerende Goederen 'Het Middenstandshuis'
  Amsterdamse Poort III B.V.
  Bijlmerplein Leasing BV
   Foppingadreef Leasing B.V.
  BV Maatschappij Van Onroerende Goederen 'Het Middenstandshuis A'
  BV Maatschappij Van Onroerende Goederen 'Het Middenstandshuis C' Grondpoort III B.V.
 C.V. Exploitatiemaatschappij Tunnel Onder De Noord
 Cardona B.V.
 Cedel International S.A.
 Centrum Cocarde B.V.
 Cene Bankiers N.V.
  Administratie & Trustkantoor Beleggingsfonds Protestants Nederland BV Amsterdam Exchanges N.V.
  Arma Beheer B.V.
  Beheer Administratie en Beleggingsmaatschappij Kant B.V. Bewaarbedrijf Cene Bankiers B.V.
  BV Algemene Beleggingsmaatschappij Cene Bankiers N.V.
   Beheermaatschappij Jansen Groenekan B.V.
   Copar B.V.
   Fidele Management B.V.
   Flexibel Beheer Utrecht B.V.
   Hercules Beheer B.V.
   Langosta B.V.
   Mercurius Beheer B.V.
   Nivo Investments B.V.
   Remazon B.V.
  Cene Bankiers Holdings N.V.
   Cene Asset Management N.V.
   Cene Management N.V.
   Tawny Owl Investment Company N.V.
  Cene Verzekeringen B.V.
  N.V. Instituut Voor Ziekenhuisfinanciering
  Utrechtse Participatiemaatschappij B.V.
 Cofiton B.V.
  Sterling Developments B.V.
   Brooks Equities Inc.
   Location 3 Ltd.
   SDC Properties Inc.
  Tripolis Vastgoed B.V.
   Tripolis A C.V.
   Tripolis B C.V.
   Tripolis C C.V.
 Combdring B.V.
 Compensadora Electronica S.A.
 Computer Centrum Twente B.V.
 Corporacion Financiera ING (Colombia) S.A.
 Credit Commercial De France S.A.

 Depositary Company ING Bank B.V.
 Destara B.V.
  ING Bank Ukraine
  ING Baring Securities (Romania) S.A.
 Effectenbeursvennootschap Van Brussel C.V.
 Effectenbewaarbedrijf ING Bank N.V.
 Euroclear Clearance System Public Limited Company
 European Investment Fund (Center 757)
 European Investment Fund (Center 920)
 Extra Clearing B.V.
  Amsterdam Exchanges N.V.
  Extra Clearing GMBH
  YVOF Floorbrokers B.V.
 Easdaq S.A.
 Financial Advisory & Consultancy Services B.V.
  Owen Stanley Financial S.A.
 Financial Facilities Management B.V.
 Finemij B.V.
 Gabela Belegging B.V.
 Hamgia Beheer B.V.
  ING Bank Urkraine
  ING Baring Securities (Romania)S.A.
 Ingvest III B.V.
 Institucion Financiera Externa Middenbank Curacao N.V. (Uruguay)
 Interbank On-Line System Limited
 International Bankers S.A.
 Interpay Nederland B.V.
 Interunion Bank (Antilles) N.V.
 Interadvies N.V.
  Administratiekantoor De Leuve BV
  Crediet Service Bank B.V.
  Incassobureau Fiditon BV
  NV Nationale Volksbank
   Arenda B.V.
  Spaarfondsen Beheer B.V.
  Spaarfondsen Bewaar B.V.
  Welvaert Financieringen NV
   Welstand B.V.
 Internationale Nederlanden (U.S.) Funding Corporation
 ING (U.S.) Financial Holdings Corporation
  ING (U.S.) Capital Financial Holdings LLC
   ING (U.S.) Capital LLC
    ING (U.S.) Capital Management Company LLC
    ING (U.S.) Investment Corporation
     Alliance Precision Plastics Corporation
    Nitrogen Products, Inc.
   ING Furman Selz Asset Management LLC
    FSIP LLC
     Taurus Partners, L.P.
     The Corner Fund, L.P.
     Fairway Capital Partners, L.P.
     Anvers, L.P.
     Anvers II, L.P.
     Artemis Partners, L.P.
    Furman Selz Capital Management LLC
     Delta Asset Management
     NorthStar Asset Management

    ING Capital Advisors, LLC
     ING Capital Advisors Portfolio Management Corp.
     ING Capital Senior Secured High Income Fund, L.P.
    ING Emerging Markets Investors LLC
     ING Emerging Partners L.P.
    ING Equity Holdings, Inc.
     ING Equity Partners L.P.
    ING Realty Services, Inc.
  ING (U.S.) Financial Services Corporation
   ING Baring Grupo Financiero (Mexico) S.A. De C.V.
    ING Inmobiliaria (Mexico) S.A. de C.V.
    ING Bank (Mexico) S.A.
    ING Baring (Mexico), S.A. de C.V., Casa de Bolsa
  ING Baring (U.S.) Financial Holdings LLC
   ING Baring (U.S.) Capital Markets, LLC
   ING Baring (U.S.) Capital LLC
    ING (U.S.) Latin American Capital LLC
    Internationale Nederlanden (U.S.) Real Estate Finance, Inc.
     1996 Olympic Corporation
      California Acquisition Partners I
     Coast Atlantic, Inc.
      Highridge ING Atlantic L.P.
     Apache Investments, Inc.
      Kokopelli Associates, Ltd.
     Blue Sky Properties Inc.
      Montague Court, LLC
     Calprop Portfolio, Inc.
     The Center at San Marcos Corporation
     Crow's Nest Corporation
     Genesee Corporation
      Algerine Inc.
      Genreo Corporation
     Northern Springs Portfolio, Inc
     Laketon Corporation
     Lucre Lake Corporation
     ING Real Estate Investors, Inc.
      Little Muddy Creek Corporation
       FN Realty Advisors, Inc.
        Mountain AMD L.P.
         First Ohio Service Corporation
          5850 Corporation
          Colrad Development Corp.
          Evergreen Valley Development
          LFS Capital Corporation
          Lisle Center, Inc.
          Spectrum Holdings, Inc.
          Cardinal Mortgage Corporation
          E.N. One, Inc.
          Fairfield Village Mortgage Corporation
          Lincoln Ventures Corporation
          Pathway Lands Incorporated
     Amarak II Investments Corporation
      Pimco Corporation
     Baloo Corporation
      Can II, LLC
     Cap II Foreclosure Corporation
      Penn Mar Associates, LLC

     Calprop II Portfolio, Inc.
     Clear River Associates, Inc.
     Amarak Investments Corporation
     Great Lakes Management, Inc.
      Canadian Ventures I L.P.
     Falcon Gate, Inc.
     Long Ears Corporation
     Pleasantlake Corporation
     S G Investors Corporation
      Southgate Plaza, LLC
     Ventura Ridge Associates, Inc.
     Triangle Development Corporation
      39 Vestry LLC
     Tech Air Corporation
     ING Barings Real Estate Acquisition Company
     Pentagon Parkway Corporation
     Artis Realty Advisors, Inc.
     Coconut Corp.
     Promontory Point, Inc.
      Promontory Point Partnership
     Seagate Development Corporation
      Able Gateway Plaza, LLC
     Mountain Creek Investors, Inc.
      Mountain Creek Company, LLC
       Telluride Mountain Village Ventures, LLC
     Nashpike Corporation
     Velocity One Inc.
      B&I Associates, LLC
      Brookhollow Associates, L.P.
      Courtyard Plaza Associates, L.P.
      Glen Harbor Associates, LLC
      Hightree Associates, LLC
      Lakebridge Partners, L.P.
      Kent Hospitality Associates, L.P.
      Northern Springs Limited Partnership
      Ventura Hospitality Partners, L.P.
      40 East Associates, L.P.
      Springfield Corporate Center, LLC
      Fountain Park Partners, L.P.
      Westmoreland Associates, L.P.
      Green Neck, LLC
       Mallard Cove Investors, LLC
      Calshops, LLC
       BHI-Dover VII, L.P.
       BHI-Dover VIII, L.P.
       BHI-Dover X, L.P.
      BHI-Dover XI, L.P.
      Brickyard Investors, L.P.
      Eastgate Hospitality Partners, L.P.
      Festival Pasadena Associates, L.P.
      Golden Bear Homes I, L.P.
      Golden Bear Homes II, L.P.
      Golden Bear Homes III, L.P.
      Golden Bear Homes IV, L.P.
      SPA Partners, L.P.
      Miami Bay Hospitality Associates, L.P.
      Royal River Partners, L.P.

      Wildewood Holdings, LLC
      Madramp, LLC
       201 Madison, LLC
      RTC Commercial Assets Trust, NP3-3
       Boulders Phoenician Limited Partnership
       CPR Investments, Inc.
       Phoenician Investments, L.P.
     Wisconsin Option Inc.
     Hammer & Nails, Inc.
      RIB Residential LLC
       RBG Residential Investors, LLC
        RBG XXXV Corp.
         Centerline/RBG XXXV, L.P.
        RB Florida Partners, L.P.
     Center VII Corporation
     Center VIII Corporation
     Center X Corporation
     Fountain Park Corporation
     Royal Falls Corporation
     Woodward Investors Corporation
      Woodward First National LLC
     Qualco, Inc.
      Quality Fifth Avenue Hotel Associates, LLc
       Fifth Avenue Hospitality Associates, LLC
     Baldco, Inc.
     Sleepy Lake Corporation
     High Flyer Corporation
      Airport One Investors, LLC
     Lower Westside Development Corp.
      359 West 11th Street, LLC
     Velocity Two, Inc.
      Baldwin Hospitality, LLC
      Sleepy Lake Partners, L.P.
  ING Merger Inc.
   Furman Selz Trust Company
   Furman Selz (Ireland) LLC
    Furman Selz Financial Services Unlimited
   Furman Selz Advisors LLC
   Furman Selz Capital LLC
   Furman Selz Management (BVI) Ltd.
    Furman Selz Investments LLC
     Furman Selz Investors, L.P.
     Furman Selz SBIC Investments LLC
      Furman Selz SBIC, L.P.
   ING Baring Furman Selz LLC
    Furman Selz Investment II
     Furman Selz Investors II, L.P.
     Furman Selz Parallel Fund
    Artisan Investment Management LLC
     Michelangelo Partners, L.P.
    Total Resources LLC
    Furman Selz Resources LLC
    Furman Selz Financial Services LLC
    Furman Selz Merchant Capital LLC
     Furman Selz Ventures, L.P.
    Karnak Partners, L.P.
    Saugatuck Partners, L.P.

    Crestwood Capital Partners, L.P.
    Crestwood Capital Partners II, L.P.
    Bridgewood Capital Partners, L.P.
  ING TT&S (U.S.) Holdings Corporation
   ING TT&S (U.S.) Securities, Inc.
   ING (U.S.) Securities, Futures & Options Inc.
   ING TT&S (U.S.) Capital Corporation
   Furman Selz Proprietary, Inc.
   ING (U.S.) Capital Investors Holdings, Inc.
   ING (U.S.) Capital Securities, Inc.
    Brecco, Inc.
    FSIC LLC
    Mutual Fund Funding 1994-1
    Pacifica Funds Distributor, Inc.
   Furman Selz Residential Funding LLC
   FS Trust Company
 ING Bank (Chile) S.A.
  Edibank S.A.
  Sociedad Interbancaria De Depositos De Valores S.A.
 ING Bank (Eurasia)
 ING Bank (Hungary) Rt.
  Giro Elszamolasforgalmi Rt.
  ING Duna Ingatlanhasznositc KFT
 ING Bank (Luxembourg) S.A.
  CMF Advisory S.A.H.
  Euromix Advisory S.A.H.
  ING Bank Luxfund Management S.A.
  ING International Advisory S.A.H.
  ING International II Advisory S.A.H.
 ING Bank (Schweiz) A.G.
  Kredietbank S.A. Luxembourgeoise
 ING Bank (Uruguay) S.A.
  Bolsa Electronica De Valores Del Uruguay S.A.
  Compania Uruguaya De Medios De Procesamiento S.A.
  Red. De Intercomunicacion De Alta Seguridad S.R.L.
 ING Bank of Canada
 ING Bank Corporate Investments B.V.
  Entero B.V.
  Eruca Belegging B.V.
  ING Bank Mezzaninefonds B.V.
  ING Bank Participatie PPM B.V.
  MKB Beleggingen B.V.
  MKB Vliehors II B.V.
   Wijkertunnel Beheer II B.V.
    Wijkertunnel Beheer II Management B.V.
  MKB Vliehors III B.V.
   Small Business Publishing B.V.
  N&M Holding N.V.
 ING Bank Dutch Fund N.V.
 ING Bank Fondsen Beheer B.V.
 ING Bank Geldmarkt Fonds N.V.
 ING Bank Global Custody UK Nominees Limited
 ING Bank Global Fund N.V.
 ING Bank Guldem Fonds N.V.
 ING Bank I.T. Fund N.V.
 ING Bank Luxfund Management S.A.
 ING Bank Middutch Fund N.V.

 ING Bank Obligatie Fonds N.V.
 ING Bank Rentegroei Fonds N.V.
 ING Bank Spaardividend Fonds N.V.
 ING Bank Vastgoed Fonds B.V.
 ING Bank Verre Oosten Fonds N.V.
 ING Baring Capital Markets (C.R.), A.S.
 ING Baring Financial Products
 ING Baring Holding Nederland B.V.
  Atlas Capital (Thailand) Limited ("Atlas")
   ING Baring Securities (Thailand) Limited
  ING Baring Holdings Limited
   Baring Asset Management Holdings Ltd.
    Baring Asset Management Ltd.
     Baring International Investment Limited
     Baring International Investment Management Holdings Ltd.
      Baring Asset Management Inc.
       Baring International Investment (Canada) Limited Baring International Investment Management Limited
       Baring Asset Management Holdings Inc.
       Baring Asset Management UK Holdings Limited
        Baring Asset Management (Asia) Holdings Limited
         Austin Assets Limited
         Baring Asset Management (Asia) Limited
         Baring Asset Management (Australia) Limited
         Baring Asset Management (Japan) Limited
         Baring International Fund Managers (Bermuda) Limited Baring International Fund Managers Limited
         Baring International Investment (Far East) Limited Baring Pacific Investments Limited
        Baring Asset Management (C.I.) Limited
        Baring International Fund Managers (Ireland) Ltd. Baring Investment Services Inc.
       Baring Mutual Fund Management S.A.
       European and Asian Fund Management S.A.
     Baring Investment Management Ltd.
     Baring Quantative Management Ltd.
    Baring Global Fund Managers Limited
    Baring Private Asset Management Ltd.
     Baring Fund Managers Limited
     Baring Managed Funds Services Ltd.
     Baring Private Investment Management Ltd.
     Baring Trust Company Ltd.
     Baring Trustees (Guernsey) Limited
      Arnold Limited
       International Metal Trading Limited
      Barings (Isle of Man) Limited
      Control Management Limited
      Doyle Administration Limited
       International Metal Trading Limited
      ING Trust (Jersey) Ltd
      Saline Nominees Limited
      Truchot Limited
      Vivian Limited
     Barings (Guernsey) Limited
      Barfield Nominees Limited
      Barings Ireland Limited
     Guernsey International Fund Managers Limited

      Arnold Limited
       International Metal Trading Limited
      Control Management Limited
      Doyle Administration Limited
       International Metal Trading Limited
      International Fund Managers (Ireland) Ltd.
       International Securitisation Managers (Ireland) Ltd
      Saline Nominees Limited
      Truchot Limited
      Vivian Limited
     International Fund Managers UK Ltd.
      Ravensbourne Registration Services Ltd.
    Barings Investment Services Limited
   Baring Brothers Holdings Limited
    Baring (U.S.) Holdings Limited
     Abbotstone Investment Company Limited
   Baring Brothers Limited
    Baring Brothers (Finance) Limited
    Baring Brothers Argentina S.A.
    Baring Brothers International Limited
     Barings C.F. Holdings Limited
      B.B.A.H. Pty Limited
       Baring Brothers Burrows & Co. Limited
       Baring Brothers Burrows Securities Limited
        SAIPH Pty Limited
       BBHP Pty Limited
      Baring Brothers (Deutschland) GMBH
       Baring Brothers International GMBH
      Baring Brothers (Espana) S.A.
      Barings Brothers (Italia) SRL
    Baring Properties (London Wall) Limited
    Baring Properties Limited
     Outwich Finance Limited
      Outwich Limited
    Baring Warrants PLC
    Barings France S.A.
    Barings Nominees Limited
    Bishopscourt Holdings Limited
    Bishipscourt Leasing (Holdings) Limited
     Bishopscourt Asset Leasing Limited
     Bishopscourt Equipment Leasing Limited
     Bishopscourt Industrial Finance Limited
     Bishopscourt Limited
    Bishopscourt Securities Limited
    BVC Nominees Limited
    Cotton Nominees Limited
    ING Baring International Advisers Limited
    ING Baring Services (Eastern Europe) Limited
    ING Baring Services Limited
    The Mortgage Acceptance Corporation (Holdings) Limited
    The Mortgage Acceptance Corporation Limited
    Yealme Securities Limited
   ING Baring Financial Products
   ING Baring Securities Holdings Limited
    ING Baring Securities Limited
    ING Baring Securities (Andean Pact) Ltda
    ING Barings Peru S.A.

    ING Baring Securities Services Limited
     Baring Securities (Property  Services) Ltd
      BS Property Services (Japan) Limited
     ING Baring Data Limited
     INGB Dormant Holding Company Limited
      Baring Securities (London) Limited
      Baring Securities (OTC Options) Limited
      ING Baring Management Services PTE Ltd
      ING Baring Research Limited
      ING Baring Securities (Overseas) Ltd.
      ING Baring Securities Management Services (Hong Kong) Ltd
     Maketravel Limited
    INGB Securities (International) Holdings Limited
     Baring Securities (Financial Services) Limited
      Barsec (International) Limited
       Baring Nominees (Australia) Pty Ltd
       Baring Research S.A. De C.V.
       Baring Securities (Australia) Limited
       Baring Securities (France) S.A.
       Baring Securities Pakistan (Private) Limited
       Barings Mauritius Limited
        ING Barings India Private Limited
         ING Baring Securities (India) Pvt. Ltd.
       Celtec Holdings S.A.
        ING Baring Corretora De Valores Mobiliarios S.A.
       Corinvest Limited
       Epcorp Limited
       Galax Limited
        Dropny B.V.
       ING Baring Chile Limitada
       ING Baring International PTE Ltd
       ING Baring Operational Services (Taiwan) Limited
       ING Baring Securities (Andean Pact) Ltda
       ING Baring Securities (Hong Kong) Ltd
        ING Baring Far East Nominees Limited
       ING Baring Securities (Philippines) Inc.
       ING Baring Securities (Singapore) PTE Ltd
        ING Baring Nominees (Singapore) PTE Ltd
        ING Baring Research (Malaysia) SDN. Bhd.
       ING Baring Securities (Taiwan) Limited (SICE)
       ING Baring Securities, Argentina S.A.
       ING Baring South Africa Limited
        ING Barings Southern Africa (Proprietary) Ltd
         Anodyne Nominees (Proprietary) Limited
       ING Barings Peru S.A.
       ING Futures & Options (Hong Kong) Limited
       ING UK Capital Limited
       Lokmaipattana Co. Limited
       PT ING Baring Securities Indonesia
    INGB Securities Client Services Limited
     Aliwall Limited
     Barings Securities Nominees Limited
     Brunera Limited
     Cereus Limited
     Dianthus Limited
     Eranthis Limited
     Francoa Limited

     Grassmere Limited
     Leacroft Limited
     Mountbatten Limited
  ING Baring Securities (Japan) Limited
  ING Baring Securities (Thailand) Limited
 ING Baring Investment (Eurasia) Zao
 ING Baring Securities (Hungary) Rt.
 ING Baring Securities (Poland) Holding B.V.
 ING Baring Securities (Romania) S.A.
 ING Baring Securities (Slovakia), S.R.O.
  Proctor & Gamble S.R.O.
 ING Barings Ecuador Casa De Valores S.A.
 ING BSK Asset Management S.A.
 ING Capital Markets (Hong Kong) Limited
 ING Compania De Inversiones Y Servicios Limitada
  Bolsa Electronica De Chile, Bolsa De Valores S.A.
  CISL Aruba A.E.C.
 ING Consultants Co., Ltd.
 ING Derivatives (London) Limited
  Belgian Futures & Options Exchange
  London Clearing House Limited
  Liffe (Holdings) PLC
  The International Petroleum Exchange of London Limited
 ING Empreendimentos E Participacaos Ltda.
  Guilder Corretora De Valores Mobiliarios S/A
  ING Guilder Distribuidora De Titulos E Valores Mobiliarios S/A
  ING Investment Management Ltda.
  ING Servicos Ltda.
 ING Finance (Ireland) Ltd
 ING Forex Corporation
 ING Futures & Options (Singapore) PTE Ltd
 ING Inversiones, Ltda.
  Corporacion Financiera ING (Colombia) S.A.
 ING Investment Management Holdings (Antilles) N.V.
 ING Lease Holding N.V.
  CW Lease Belgium NV
   CW Finance N.V.
   CW Lease Luxembourg S.A.
   Dealer Lease Service Belgium N.V.
  CW Lease Nederland BV
   Autolease OSS B.V.
   CW Finance N.V.
   CW Lease Belgium NV
    CW Finance N.V.
    CW Lease Luxembourg S.A.
    Dealer Lease Service Belgium N.V.
   CW Lease France S.N.C.
   CW Lease Luxembourg S.A.
   Dealer Lease Service Belgium N.V.
   Gothia Estate II B.V.
    Westment II B.V.
   International Driver Service B.V.
   Schade Herstel Bedrijf B.V.
  ING Aircraft Lease B.V.
   Fokker Brasil B.V.
  ING Lease (Belgium) N.V.
   Real Estate Lease SPC 1 N.V.

  Savin Lease N.V.
 ING Lease (Espana) EFC, SA
 ING Lease (France) S.A.
 ING Lease (France) S.N.C.
 ING Lease (Italia) SPA
 ING Lease (Nederland) B.V.
  Blauwe IRM B.V.
  Graphic Lease B.V.
  Groen Lease B.V.
   GIL 1997 (Windkracht) B.V.
  ING Lease Vastgoed B.V.
  Newco-One Corp.
  Ship Lease International B.V.
  ZIL '96 B.V.
 ING Lease (Polska)
 ING Lease Holding (Deutschland) GMBH
  CW Lease Deutschland GMBH
   CW Lease Berlin GMBH
  ING Lease Deutschland GMBH
   IFSC Beteiligungsgesellschaft GMBH
   ING Lease (Berlin) GMBH
    ING Lease Kran und Schwertransport GMBH
   ING Leasing Besitzgesellschaft MBH
   ING Leasing Geschaeftsfuhrungsgesellschaft MBH
   ING Leasing Gesellschaft Fur Beteiligungen MBH
    ING Leasing GMBH & Co. Golf KG
    ING Leasing GMBH & Co. Juliett KG
   ING Leasing Treuhandsgeselschaft GMBH
   ING Leasing Verwaltungsgesellschaft GMBH
  Uta Finanz und Leasing GMBH
 ING Lease Holdings (UK) Limited
  CW Lease UK Ltd
   CW Finance Ltd.
   Leasing Principals Limited
  ING Lease (UK) Limited
   ING Farm Finance Limited
    ING Farm Finance (June) Limited
    ING Farm Finance (March) Limited
    ING Farm Finance (September) Limited
   ING Lease (UK) Nine Limited
   ING Lease (UK) Six Limited
   ING Lease (UK) Three Limited
   MKL Rentals Limited
 ING Lease Interfinance B.V.
  CW Lease France S.N.C.
  ING Lease (Italia) SPA
  Real Estate Lease SPC 1 N.V.
  Runoto Belgium N.V.
   Diamond Lease
 ING Lease International Equipment Finance B.V.
  ING Aviation Lease B.V.
   Air Finance Holland B.V.
   Aviation Service Holland B.V.
   ING Lease (Far East 2) B.V.
  ING Lease (Far East) N.V.
  ING Lease (Ireland) B.V.
   ING Lease (France) S.N.C.

   ING Lease Structured Finance B.V.
    Esbelto B.V.
    Green Assets B.V.
    Hirando B.V.
    Hokabe Lease B.V.
    ING Bank Geldmarkt Fonds Beheer B.V.
    ING Lease Milieu B.V.
    Quadralock 2 B.V.
    SFING Europe B.V.
    Tropelia B.V.
    Virgula B.V.
  ING Lease International Equipment Management B.V.
   Air Finance Amsterdam B.V.
   Air Holland Leasing II B.V.
   ING (Holland Aircraft Lease) B.V.
   ING Lease Aircraft B.V.
   ING Lease Delaware, Inc.
  Noord Lease B.V.
  Postbank-Lease B.V.
  Renting De Equipos E Inmuebles SA
  Runoto Leasing BV
   Runoto Belgium N.V.
    Diamond Lease
 ING Mercantile Mutual Bank Limited
 ING Merchant Bank (Singapore) Limited
  Export Credit Insurance Corporation of Singapore Ltd
  ING Asset Management (Singapore) Ltd
  ING Nominees (Singapore) PTE Ltd
 ING Participation Dalrybbank B.V.
 ING Private Banking Beheer B.V.
  ING Bank Vastgoed Management B.V.
 ING Securities (Eurasia) Zao
 ING Servicios, C.A.
 ING Sociedad De Bolsa (Argentina), S.A.
  Mercado De Valores De Buenos Aires S.A.
 ING Sviluppo Sim S.P.A.
 ING Trust B.V.
  Ingress N.V.
  ING Management (Hong Kong) Ltd
   ING Nominees (Hong Kong) Ltd
  ING Trust (Antilles) NV
   Formid Management N.V.
   ING (Antilles) Portfolio Management N.V.
   Monna NV
    Jet NV
   Simbad N.V.
  ING Trust (Aruba) N.V.
  ING Trust (BVI) Ltd.
  ING Trust (Luxembourg) S.A.
  ING Trust (Nederland) B.V.
   ING Bank (Eurasia)
   ING Bank (Luxembourg) S.A.
    CMF Advisory S.A.H.
    Euromix Advisory S.A.H.
    ING Bank Luxfund Management S.A.
    ING International Advisory S.A.H.
    ING International II Advisory S.A.H.

   ING Baring Securities (Romania) S.A.
   ING Holdings Empreendimentos Participacao Ltda.
    Guilder Corretora De Valores Mobiliarios S/A
   Management Services ING Bank B.V.
    ING Bank (Eurasia)
    ING Baring Investment (Eurasia) Zao
    ING Securities (Eurasia) Zao
    Muteka BV
  ING Trust (Suisse) AG
  Trust Maatschappij ING Bank B.V.
   Anorga B.V.
   Corpovea B.V.
    N.V. Balmore Vastgoed U.S.A.
   Den Hamer Beheer B.V.
   Diagonac B.V.
   Henry F. Holding B.V.
   ING Aconto N.V.
    N.V. Balmore Vastgoed U.S.A.
   Mijcene B.V.
    Vitigudino B.V.
     N.V. Balmore Vastgoed U.S.A.
   N.V. Balmore Vastgoed U.S.A.
   Paramito B.V.
   Rescit I BV
   Storeria B.V.
   Tuvor B.V.
    Vitigudino B.V.
     N.V. Balmore Vastgoed U.S.A.
   Vitigudino B.V.
    N.V. Balmore Vastgoed U.S.A.
   Westward Capital II B.V.
 ING Valores (Venezuela) C.A.
 ING Vastgoed B B.V.
  ING Real Estate (BHS) B.V.
  ING Real Estate International Development B.V.
   Holland Park Sp. Zoo
   ING Real Estate Iberica SL
   ING Real Estate International Development (Liege) B.V.
   ING Real Estate Sp. Zoo
   ING Real Estate Vasco Da Gama B.V.
   London & Amsterdam Properties Ltd
   London and Amsterdam Development Ltd.
    London & Amsterdam Properties Ltd
   MBO Camargo SA
    Inmolor SA
   MBO La Farga SA
    Hospitalet Center, SL
   MBO Morisson Ltd
   Warsaw I B.V.
   1300 Connecticut Avenue Joint Venture Ltd
  ING Real Estate International Investment II B.V.
  ING Real Estate International Investment III B.V.
  ING Vastgoed Financiering N.V.
   Bedrijfsgebouw MBO - Riho C.V.
   Groeneveld MBO C.V.
   M.B.O. Vastgoed Lease B.V.
    Lindenburgh C.V.

    Maria Hove C.V.
   MBO Brova C.V.
   MBO North America Finance B.V.
   Residential Financial Development LLC
  ING Vastgoed Fondsen B.V.
   Winkelfonds Nederland Management B.V.
  ING Vastgoed Ontwikkeling B.V.
   Amsterdamse Poort Holding IV B.V.
    Amsterdamse Poort IV B.V.
    Grondpoort IV B.V.
   Amsterdamse Poort II B.V.
   BV Bedrijvenpark G.P.
   CV Bedrijvenpark G.P.
   Grondpoort II B.V.
   Gulogulo B.V.
    Antibes Holding B.V.
   ING Vastgoed Arena B.V.
   Muller Bouwparticipatie B.V.
    V.O.F. Winkelcentrum Markt Noorderpromenade Drachten
   MBO - Ruijters B.V.
    Holding 'T Loon B.V.
     Vastgoed 'T Loon B.V.
    Wolfstreet Holding B.V.
     Wolfstreet B.V.
     Wolfstreet Grond B.V.
   MBO Brinkstraat Holding B.V.
    MBO Brinkstraat B.V.
    MBO Brinkstraat Grond B.V.
   MBO Catharijnesingel Holding B.V.
    MBO Catharijnesingel B.V.
    MBO Catharijnesingel Grond B.V.
   MBO De Centrale Holding B.V.
    MBO De Centrale B.V.
    MBO De Centrale Grond B.V.
   MBO Dommelstaete Holding B.V.
    MBO Dommestaete B.V.
   MBO Emmasingel Holding B.V.
    MBO Emmasingel B.V.
    MBO Emmasingel Grond B.V.
   MBO Guyotplein Holding B.V.
    MBO Guyotplein B.V.
    MBO Guyotplein Grond B.V.
   MBO Kousteensedijk Holding B.V.
    MBO Kousteensedijk B.V.
    MBO Kousteensedijk Grond B.V.
   MBO Kruseman Van Eltenweg Holding B.V.
    MBO Kruseman Van Eltenweg B.V.
    MBO Kruseman Van Eltenweg Grond B.V.
   MBO Marienburg B.V.
    Marienburg V.O.F.
   MBO Martinetsingel Holding B.V.
    MBO Martinetsingel B.V.
    MBO Martinetsingel Grond B.V.
   MBO Oranjerie Holding B.V.
    MBO Oranjerie B.V.
    MBO Oranjerie Grond B.V.
   MBO Pleintoren Holding b.V.

    MBO Pleintoren BV
    MBO Pleintoren Grond BV
   MBO Via Catarina B.V.
    Via Catarina "Empredimentos Imobiliarios" SA
   MBO Walburg Holding B.V.
    MBO Walburg B.V.
    MBO Walburg Grond B.V.
   MBO Willem II Singel Holding B.V.
    MBO Willem II Singel B.V.
    MBO Willem II Singel Grond B.V.
   Q-Park Bovenmaas I B.V.
   Q-Park N.V.
    Q-Park Nederland B.V.
     Q-Park Exploitatie B.V.
      Q-Park De Bijenkorf B.V.
      Q-Park Beheer B.V.
       Q-Park Brabant B.V.
       Q-Park Reserve I B.V.
      Q-Park Byzantium B.V.
      Q-Park City Holding B.V.
       Q-Park City B.V.
      Q-Park Schouwburg B.V.
       Q-Park De Klomp B.V.
       Q-Park Raadhuis B.V.
   Q-Park Reserve II B.V.
   Stadsherstel Historisch Rotterdam N.V.
   Supermarkt Krouwel B.V.
   V.O.F. Winkelcentrum Markt Noorderpromenade Drachten
   Vastgoed De Brink Holding B.V.
    Vastgoed De Brink B.V.
   Wilhelminahof MBO B.V.
   Zuidplein Beheer BV
 ING Verwaltung (Deutschland) GMBH A.G.
  Allgemeine Deutsche Direktbank AG
  BNL Beteiligungsgeselschaft Neue Laender GMBH & Co. KG
  Liquiditats-Konsortialbank GMBH
 ING-North East Asia Bank
 INIB N.V.
 Locura Belegging B.V.
 Luteola B.V.
 Melifluo B.V.
 Middenbank Curacao N.V.
  Advisory Company Luxembourg
  Altasec N.V.
   Corporacion Financiera ING (Colombia) S.A.
  Aralco N.V.
  Atlas Venture Fund I, L.P.
  Banco Latino-Americano De Exportaciones S.A.
  Cayman Islands Funds N.V.
  Corporacion Financiera ING (Colombia) S.A.
  Datasegur S.R.L.
  Fiseco N.V.
  Granity Shipping N.V.
  Institucion Financiera Externa Middenbank Curacao N.V. (Uruguay) ING Bank (Chile) S.A.
   Edibank S.A.
   Sociedad Interbancaria De Depositor De Valores S.A.

  ING Barings Ecuador Casa De Valores S.A.
  ING Compania De Inversiones Y Servicios Limitada
   Bolsa Electronica De Chile, Bolsa De Valores S.A.
   CISL Aruba A.E.C.
  ING Inversiones, Ltda.
   Corporacion Financiera ING (Colombia) S.A.
  ING Sociedad De Bolsa (Argentina), S.A.
   Mercado De Valores De Buenos Aires S.A.
  Kamadora Investments N.V.
   Corporacion Financiera ING (Colombia) S.A.
  Lerac Investment S.A.
  Red Rose Investments N.V.
  Unilarse
  Zermatt N.V.
 Miopia B.V.
 Multiaccess B.V.
 MKB Adviseurs B.V.
 MKB Card B.V.
 MKB Investments BV
  De Springelberg B.V.
   Het Dijkhuis B.V.
  Palino B.V.
  Tiberia B.V.
 MKB Punt B.V.
  Business Compass Holding B.V.
 N.V. Instituut Voor Ziekenhuisfinanciering
 Nationale-Nederlanden Financiele Diensten B.V.
  B.V. Financieringsmaatschappij Vola
   B.V. Kredietmaatschappij Vola
   Dealer Cash Plan B.V.
    Cash Plan B.V.
   Finantel B.V.
    Sentax Assurantie B.V.
   G. J. Van Geet Beheer B.V.
    Alegro Krediet B.V.
   Gelderse Discount Maatschappij B.V.
   Sentax Beheer B.V.
    Finam Krediet B.V.
    Sentax Lease B.V.
   Vola Geldleningen B.V.
 Nederlandse Bouwbank N.V.
 Nederlandse Financieringsmaatschappij Voor Ontwikkelingslanden N.V. Nedermex Limited N.V.
 Netherlands Caribbean Bank N.V.
 Nethworks Integrated Project Consultancy B.V.
 Nofegol Beheer B.V.
 NCM Holding N.V.
 NMB Equity Participaitons N.V.
 NMB-Heller Holding N.V.
  Handlowy-Heller SA
  Heller GMBH
   Heller Bank A.G.
    International Credit Service S.A.S.
   Heller Finanz GMBH
   Info-Und Beratungsunternehmen GMBH
  NMB-Heller Ltd.
  NMB-Heller N.V.

   Agpo Participatiemaatschappij B.V.
   Felix Tigris B.V.
   Inter Credit B.V.
    International Credit Service S.A.S.
   International Credit Service S.A.S.
   NMB-Heller Zweigniederlassung Neuss
   Zamenbrink B.V.
   Zamenterp B.V.
  OB Heller AS
 Okalia N.V.
 Olivacea B.V.
 Ontwikkelingsmaatschappij Noordrand B.V.
 Orcinus B.V.
 Oscar Smit's Bank N.V.
  Bouwmaatschappij Mecklenburgplein B.V.
   Kenau B.V.
 P.T. ING Indonesia Bank
 Parmola B.V.
 Paronyme B.V.
 Pendola B.V.
 Perotis B.V.
 Policy Extra Holdings Limited
 Postbank N.V.
  Amsterdam Exchanges N.V.
  Interpartes Incasso B.V.
  Postbank Aandelenfonds N.V.
  Postbank Beleggingsfonds N.V.
  Postbank Beleggingsfondsen Beheer B.V..
  Postbank Beleggingsfondsen Bewaar B.V.
  Postbank Chipper Beheer B.V.
  Postbank Euro Aandelen Fonds N.V.
  Postbank Groen N.V.
  Postbank I.T. Fonds N.V.
  Postbank Interfinance B.V.
  Postbank Nederlandfonds N.V.
  Postbank Obligatie Fonds N.V.
  Postbank Obligatiefonds Beheer B.V.
  Postbank Vastgoedfonds N.V.
  Postbank Vermogensgroeifonds N.V.
  Postbank Wereldmerkenfonds N.V.
  Postkantoren B.V.
 Prena Belegging B.V.
  T Oye Deventer B.V.
  A. Van Der Molen Herenmode B.V.
  A. Van Der Pol Beleggingsmaatschappij Amsterdam B.V.
  A. Van Venrooy Beleggingen B.V.
  A. Van Weringh Beleggingen B.V.
  A.C.M. Nienhuis Houdstermaatschappij B.V.
   B.V. Raadgevend Bureau Nienhuis Consultans
  A.H. Blok Holding B.V.
  A.H.M. Habets Beheer B.V.
  A.J. Vos Makelaardij Onroerende Goederen B.V.
  Abades B.V.
  Abrocoma B.V.
  Ad Barnhard Holding B.V.
  Albranis B.V.
  Almenzor B.V.

  Altimira B.V.
  Ambito N.V.
  Aralar B.V.
  Atitlan B.V.
  B.V. Beheersmaatschappij Nuyt En Heikens
  B.V. Odripi
  B.V. Varen ABC
  B.V. Vulca Beleggingsmaatschappij
  Barbatus B.V.
  Barbuda B.V.
  Bebida B.V.
  Beheermaatschappij Van Der Reijnst B.V.
  Beheermaatschappij Van Het Beleggingsfonds Van De 7 B.V.
  Beheermaatschappij Darius B.V.
  Beheermaatschappij Stouwe B.V.
  Beheermaatschappij Van Putten B.V.
  Beheersmaatschappij Elma Schrijen B.V.
  Beheersmaatschappij K.G. Tjia B.V.
  Beheersmaatschappij Luco Zuidlaren B.V.
  Beheersmij A.J. Konst B.V.
  Belagua B.V.
  Bergara B.V.
  Bermillio B.V.
  Betulina B.V.
  Bidasoa B.V.
  Biporus B.V.
  Blarina B.V.
  Brasas B.V.
  Bravura B.V.
  Bremer-Van Mierlo Belegginsgmaatschappij B.V.
  Bustia B.V.
  C. J. Buyzen Beheer B.V.
  C. J. H. - En J. J. Heimeriks Holding B.V.
  Calando Belegging B.V.
  Camilo B.V.
  Castroverde B.V.
  Catoneria B.V.
  Cermanita B.V.
  Cicania B.V.
  Clacri B.V.
  Colocar B.V.
   OCB Beheer B.V.
  Concolor B.V.
  Cortada B.V.
  Cotranco B.V.
  Crescentes Prins B.V.
  Cumbras B.V.
  Cupula B.V.
  D'Eijk B.V.
  De Groninger Lederwaren Industrie B.V.
  Delta Nederland Beheer B.V.
  Dorsalis B.V.
  Dr. De Grood Beheer B.V.
  DKP Beheer B.V.
   Dick Kooiman Publication/Productions B.V.
  DSBV-Enserink B.V.
  DSBV-Ploeger B.V.

  E. Romar Beheer B.V.
   Omnium B.V.
  Empluma B.V.
  Entorno B.V.
  Epic Investments B.V.
  Ernsatus B.V.
  Esvice B.V.
  Exel Beheer B.V.
  Exploitatie En Beleggingsmaatschappij Alja Eindhoven B.V.
  F. R. Hoffschlag Beleggingen B.V.
  Familiale Investerings Maatschappij F.I.M.
  Farlita B.V.
  Flantua Beheer B.V.
  Fregenda B.V.
  Funjob Investments B.V.
  G. Laterveer Beheer B.V.
  Garlito B.V.
  Gebrema Beheer B.V.
  Gekrabeheer B.V.
  Germs Beleggingen B.V.
  Glabana B.V.
  Golpejas B.V.
  H. Van Duinen Beheer B.V.
  H. Mekenkamp Holding B.V.
   Mekenkamp Beheer B.V.
  H. Weterings Holding B.V.
  H. D. En L.B. Meijer Beheer B.V.
  H. G. Van Der Most Beheer B.V.
  Handelsonderneming E. Spee B.V.
  Hepec Beheer B.V.
  Hilschip BV Hispidus B.V.
  Hof En Frieling Beheer B.V.
   Hof & Frieling Onroerend Goed B.V.
  Holding Hoveling Beheer B.v.
  Holding J.W.G. Huijbregts B.V.
  Holding Schildersbedrijf West-Friesland B.V.
  Holding Schuiling B.V.
  Holding Th. A. Wellink B.V.
  Hotel-Restaurant Boerhave B.V.
  Huaco B.V.
  Humada B.V.
  Ignaro B.V.
  Imbricata B.V.
  Incoloro B.V.
  Indonea B.V.
   Allshoes Schoengroothandel B.V.
  ING Bank Spaardividend Fonds Beheer B.V.
  J & A Holding B.V.
  J. B. Van Den Brink Beleggingsmaatschappij B.V.
  J. G. Mekenkamp Holding B.V.
   Mekenkamp Beheer B.V.
  J. H. Moes Holding B.V.
  J. P. Korenwinder Beheer B.V.
  J. W. Th. M. Kohlen Beheer B.V.
  Jemaas Beheer B.V.
  Jongert Beheer B.V.

  K & M Beheer B.V.
  Kalliope B.V.
   Bacolac B.V.
  Kapellenberg B.V.
  Kijkgroep B.V.
  Koehorst Promotion Beheer B.V.
  KBM Maarssen B.V.
  L. Martens Beheer B.V.
  La Douce Vie Network B.V.
  Lagotis B.V.
  Larino B.V.
  Latourette B.V.
  Leaver B.V.
  Ledanca B.V.
  Lektura Tiel Beheer B.V.
  Licorera B.V.
  Liecene B.V.
  Lin Beheer B.V.
  Lomajoma Holdings B.V.
  Lorkendreef Beheer N.V.
  Lustroso B.V.
  M. B. Van Der Vlerk B.V.
  Madrigal B.V.
  Marres B.V.
  Masegoso B.V.
  Matthew Holding B.V.
  Mazairac Belegging B.V.
  Minnaar Holding B.V.
  Mirabilis B.V.
  Molenwiede B.V.
  Muguet B.V.
  Multicover B.V.
   Pulido B.V.
  Mustang B.V.
  Olseria B.V.
   Arend Broekhuis B.V.
  P. Nienhuis Houdstermaatschappij
  P. J. Heinrici Beheer B.V.
  Pastrana B.V.
  Pedralva B.V.
  Pemac B.V.
  Penuria B.V.
  Perola Belegging B.V.
  Pertusa B.V.
  Peter Trompalphen Aan Den Rijn Beheer B.V.
  Phobos Beleggingen
  Pinicola B.V.
  Pluijmen Holding B.V.
  Portelas B.V.
  Postigo B.V.
  Prestamo B.V.
  Pruis Elburg Beheer B.V.
  Puebla B.V.
  Pulido B.V.
  Rayhold Management En Deelneming B.V.
  Rescoldo B.V.
  Ressel B.v.

  Retrasos B.V.
  Rodeba Deurne B.v.
  Roelcene B.V.
  Rowanda B.V.
  Rudlolf & Peter Herenmode En Confectie B.V.
  Sabra Holding B.V.
   Valpacos B.V.
  Sacobel Beheer B.V.
  Schnieders Beheer B.V.
  Simonis Beheer B.V.
  Simonis Beleggingsmaatschappij B.V.
  Sipororo B.V.
  Spaleta B.V.
  Spatgens Beheer B.V.
  Stampida B.V.
  Stamveld B.V.
  Steendam Beleggingsmaatschappij Drachten B.V.
  Storm Beheer B.V.
   Beheermaatschappij Baarlo B.V.
  Strokkur B.V.
  Sunrise Investments B.V.
  Sustento B.V.
  Svalbard Beheer B.V.
  T. A. Lie Beheer B.V.
  T. M. D. Beheer B.V.
   Beheermaatschappij Baarlo B.V.
  Tadavia B.V.
   Beleggings - En Beheer Maatschappij Solina B.V.
    Refina B.V.
  Talboom Beheer B.V.
  Tapirus B.V.
  Tarsius B.V.
  Technisch Advies Bureau Jaba B.V.
  Ter Linden En Heijer Holding B.V.
  Tessara Zaanlandia B.V.
  Thecoar B.V.
  Theo Kentie Holding B.V.
   Theo Kentie Design B.V.
  Traslado B.V.
   Trasgo B.V.
  Treetop B.V.
  Trituris B.V.
  Truckstar Holding B.V.
  Tucupido B.V.
  Tricor B.V.
  U. Ringsma Beheer B.V.
  Unitres Holding B.V.
  Vaanhold & Van Zon Holding B.V.
  Van Den Heuvel Beheer B.V.
  Van Loon Beheer B.V.
  Van Roij Holding B.V.
  Van Zwamen Holding B.V.
  Vebe Olst B.V.
  Vegem Beheer B.V.
  Venidero B.V.
  Vette Consultants B.V.
  Vicar B.V.

  Vidriales B.V.
  W. Van Den Berg B.V.
  W. N. Van Twist Holding B.V.
  Wabemij B.V.
  Wiancini B.V.
 Rentista B.V.
 Reoco Limited
 Rutilus B.V.
 RL & T (International) N.V.
 Securo De Depositos S.A.
 Siam City Asset Management Co., Ltd
 Slivast B.V.
 Societe Financiere Du Libans. A.L.
 Society for Worldwide Interbank Financial Telecommunication S.C.
 Stichting Administratiekantoor ING Bank Global Custody
 Tablero B.V.
 Tolinea B.V.
 Tripudio B.V.
 Tunnel Onder De Noord B.V.
  C. V. Exploitatiemaatschappij Tunnel Onder De Noord
 Unidanmark A/S
 Verenigde Bankbedrijven N. V.
 Westland Utrecht Hypotheekbank N.V.
  Amstgeld Management AG
  Amstgeld N.V.
  Amstgeld Trust AG
  Bouw En Exploitatiemaatschappij Deska XXIII B.V.
  Charterhouse Vermogensbeheer B.V.
  Hypothecair Belang Gaasperdam I N.V.
   Assorti Beheer Amsterdam B.V.
   Muidergracht Onroerend Goed B.V.
    Amstel Gaasperdam B. V.
    Bouw-, Exploitatie En Administratie Maatschappij Amer IV B.V.
   N.V. Zeker Vast Gaasperdam
    Rijn Gaasperdam B.V.
  Juza Onroerend Goed B.V.
   Hazo Immobilia B.V.
  Kort Ambacht Maatschappij Tot Exploitatie Van Onroerende Goederen B.V. Utrechtse Financierings Bank N.V.
  Utrechtse Hypotheekbank N.V.
   Algemeene Waarborgmaatschappij N.V.
    Hypotheekbank Voor Nederland II N.V.
    Hypotheekbank Voor Nederland N.V.
    Standard Hypotheekbank N.V.
   ING Bank Hypotheken N.V.
   Nationale Hypotheekbank N.V.
    Hollandsche Hypotheekbank N.V.
   Zuid Nederlandsche Hypotheekbank N.V.
  Vermogensplanning N.B.I. B.V.
  W.U.H. Finanz A.G.
  Westland/Utrecht Leasing B.V.
   Berchem Onroerend Goed B.V.
   Berkelse Poort B.V.
   Beuke Poort B.V.
   Brasemer Poort B.V.
   Bruine Poort B.V.
   Denne Poort B.V.

   Doetichem Immobilia B.V.
   Dommelse Poort B.V.
   Drechtse Poort B.V.
   Eike Poort B.V.
   Esse Poort B.V.
   Frabu Immobilia B.V.
   Friese Poort B.V.
   Gelderse Poort B.V.
   Gele Poort B.V.
   Grijze Poort B.V.
   Groninger Poort B.V.
   Helo Immobilia B.V.
   Holendrecht Gemeenschappelijk Beheer B.V.
   Holendrecht Parking B.V.
   Hollandse Poort B.V.
   Iepe Poort B.V.
   Kager Poort B.V.
   Kilse Poort B.V.
   Lekse Poort B.V.
   Limburgse Waterpoort B.V.
   Lingese Poort B.V.
   Markse Poort B.V.
   Oranje Poort B.V.
   Paarse Poort B.V.
   Reggese Poort B.V.
   Roerse Poort B.V.
   Schepa Immobilia B.V.
   Sparre Poort B.V.
   Spoolde B.V.
   Spuise Poort B.V.
   Thames Poort B.V.
   Utrechtse Poort B.V.
   Vechtse Poort B.V.
   Vliestse Poort B.V.
   Westland/Utrecht Bouwonderneming Wubo VI B.V.
   Westland/Utrecht Bouwonderonderneming Wubo IV B.V.
   Wilge Poort B.V.
   Zeeuwse Poort B.V.
  Westland/Utrecht Verzekeringen B.V.
  Westlandsche Hypotheekbank N.V.
   Algemeene Hypotheekbank N.V.
   Hypotheekbank Maatschappij Voor Hypothecaire Crediet N.V.
    Groningsche Hypotheekbank N.V.
   Vaderlandsche Hypotheekbank N.V.
   Zeeuwsche Hypotheekbank N.V.
   Zuid-Hollandsche Hypotheekbank N.V.
  Zugut B.V.
ING Verzekeringen N.V.
 ING Insurance International B.V.
  Nationale-Nederlanden Intervest II B.V.
   ING North America Real Estate Holdings Inc.
  ING Financial Services International (Asia) Ltd.
  Nationale-Nederlanden Intervest XIII B.V.
  Nationale-Nederlanden Intertrust B.V.
   N.N. US Realty Corp
  B.V. Nederlandsche Flatbouwmaatschappij
  NN Korea

  ING Continental Europe Holdings B.V.
   De Vaderlandsche N.V.
    Nationale Omnium N.V.
     De Vaderlandsche Spaarbank N.V.
      RVS Financial Services N.V.
     Fiducre N.V.
     Sodefina S.A.
    SA De Vaderlandsche Luxemburg
    Immo "De Hertoghe" NV
    Westland/Utrecht Hypotheekmaatschappij N.V.
    Intermediair Services N.V.
   RVS Verzekeringen N.V.
    Gefinac N.V.
   Proodos General Insurances S.A.
   NN Mutual Fund Management Co.
   The Seven Provinces International B.V.
   Nationale-Nederlanden Magyarorszagi Biztosito Rt
    NN Mutual Fund Services and Consulting Ltd.
   ING Management Services s.r.o.
   Prumy Penzijni fond a.s.
   Nationale-Nederlanden Polska S.A.
   Nationale-Nederlanden Poist'ovna S.A.
   ING Management Services Slovensko spol s.r.o.
   Nationale-Nederlanden Agencia de Valores S.A.
   NN Romania Asigurari de Viata S.A.
   Sviluppo Finanziaria
   ING Investment Management Italy
   NN Vida Compania de Seguros y Raeseguros S.A.
   NN Generales Compania e Seguros y Raeseguros
   Nationale-Nederlanden Pojistovna
  ING Latin American Holdings
   ING Insurance Chile Holdings Limitada
    ING Seguros de Vida S.A.
  NNOFIC
   Nationale-Nederlanden (UK) Ltd.
    NN (UK General) Ltd.
     The Orion Insurance
  ING Australia Limited
   Mercantile Mutual Holdings Ltd.
    Mercantile Mutual Funds Management
     Mercantile Mutual Global Ltd.
    Athelas
    Mercantile Mutual Insurance (Australia) Ltd.
     M.A.F.G. Ltd.
     Mercantile Equities Ltd.
     Greater Pacific (Leasing) Ltd.
    Amfas Australia Pty Ltd.
     Australian General Insurance Co. Ltd.
     "The Seven Provinces" Insurance Underwriters
    MM Investment Management Ltd.
    The Mercantile Mutual Life Insurance Co. Ltd.
     MML Properties Pty Ltd.
     Mercantile Mutual Deposits Ltd.
     Union Investment Co. Ltd.
     Mercantile Mutual Securities Ltd.
     Tazak Pty Ltd.
     Mercantile Mutual Custodians Pty. Ltd.

    Mercantile Mutual Casualty Insurance Ltd.
    Australian Brokers Holdings Ltd.
     Australian Brokers Ltd.
    Australian Community Insurance Ltd.
    Mercantile Mutual Insurance (Workers Compensation) Ltd.
     Mercantile Mutual Insurance (N.S.W. Workers Compensation) Ltd. Prosafe Investments Ltd.
   Dinafore Pty Ltd.
   Tongkang Pty Ltd.
    MM Investment Management
  ING Canada Holdings Inc.
   AFP Financial Services
   ING Canada Inc.
    The Halifax Insurance Company
    Western Union Insurance Company
    Wellington Insurance Company
    La Compagnie d'Assurances Belair
    The Commerce Group Insurance La Compagnie d'Assurances
   NN Life Insurance Company of Canada
    NN Funds Limited
    NN Capital Management
  NN Maple Leaf
  ING America Insurance Holdings Inc.
   Lion Connecticut Holdings, Inc.
    Imperial Fire-Marine Re-Insurance Company Limited
    Aetna Retirement Services, Inc.
     Aetna Retirement Holdings, Inc.
      Aetna Trust Company FSB
      Aetna Services Holdling Company, Inc.
       Systematized Benefits Administrators, Inc.
      Aetna Retail Holding Company, Inc.
       Aetna Financial Services, Inc.
       Aetna Insurance Agency Holding Company, Inc.
        Aetna Insurance Agency, Inc.
        Aetna Insurance Agency of Ohio, Inc.(a)
        Aetna Insurance Agency of Massachusetts, Inc.
        Aetna Insurance Agency of Alabama, Inc.
       FNI International, Inc.
        Financial Network Investment Corporation
         Financial Network Investment Corporation of Hawaii
        FN Insurance Agency of Massachusetts, Inc.
        FN Insurance Services, Inc.
        FN Insurance Services of Alabama, Inc.
        FN Insurance Services of Nevada, Inc.
        Financial Network Investment Corporation of Kauai, Inc.
        FN Insurance Agency, Kansas, Inc.
        FN Insurance Agency, New Jersey, Inc.
        FN Insurance Services HI, Inc.
        Financial Network Investment Corporation, Honolulu, Inc. Financial Network Investment Corporation, Puerto Rico, Inc.
      Aetna Life Insurance and Annnuity Company
       Aetna Insurance Company of America
       Aetna Variable Encore Fund
       Aetna Variable Fund
       Aetna Income Shares

--------------------
(a) Non-voting interest

       Aetna New Series Fund, Inc.(b)
       Aetna Series Fund
       Aetna Generation Portfolios, Inc.
       Portfolio Partners, Inc.(c)
       Aetna GET Fund
       Aetna Variable Portfolio, Inc.
       Aetna Balanced VP, Inc.
       Aetna Investment Services, LLC
       Aetna Investment Adviser Holding Company, Inc.
        Aeltus Investment Management, Inc.
         Aetna Investment Management (bermuda) Holdings Lilmited
          China Dynamic Investment Management (Hong Kong) Limited Aeltus Trust Company
         Aeltus Capital, Inc.
         Elijah Asset Management, Limited Liability Company
    Aetna International, Inc.
     Aetna Life Insurance Company of America
      Aetna Heart Investment Holdings Limited
       Aetna Heart Co., Ltd. (Taiwan)
       Aetna South Life Agency Co., Ltd. (Taiwan)
       Aetna Life Insurance Agency Co. (Taiwan)
       Huei Hong Securities Co., Ltd. (Taiwan)
       Aetna Heart Publishing Company Ltd.
       Aetna Sinopac Credit Card Company Limited
      P.T. Aetna Life Indonesia
     The Aetna Heiwa Life Insurance Company Limited (Japan)(d)
      Aetna Confirmation Service Co. (Japan)
      Helwa Information Conter
     Aetna Premium Collection Co. (Japan)(e)
      Aetna Leasing Co. (Japan)(f)
     Aetna Capital Holdings, Inc.
     Pacific-Aetna Life Insurance Co., Ltd.(g)
     Aetna International Holdings (Hong Kong) I Limited
     Aetna Life Insurance Company (Bermuda) Limited
      East Asia Aetna Services Company Limited
     Strategic Investors Asia Ltd.
     Aetna International Fund Management, Inc.
     Aetna Information Technology (Guanghzou) Limited
     AII 1, L.L.C
     AII 2, L.L.C
     AII 3, L.L.C
     AII 4, L.L.C
     Aetna Argentina S.A.
      Aetna Salud S.A.
      Assistencia Medica Social Argentina S.A.
      Aetna Vida S.A.
     ALIAC Holdings, Inc.
     Seguradora East Asia Aetna Macau S.A.R. L. (Macau)
     Aetna International Holdings (Hong Kong) II Limited
      Daya Aetna (Malaysia) SDN, BHD.

--------------------
(b) Aetna Life Insurance Company owns 1% of Aetna Series Fund, Inc.
(c) Aetna Insurance Company of America owns 3% of Portfolio Partners, Inc.
(d) Aetna Premium collection Co. owns 7.5% of this entity.
(e) The Aetna Heiwa Life Insurance Company Limited owns 10% of this entity
(f) Aetna Premium Collection Co. owns 35% of this entity, Heiwa Information Center owns 35% of this entity.
(g) Aetna Life Insurance Company owns 1% of Pacific-Aetna Life Insurance Co.,
Ltd.

       Genesis Healthcare SDN, BHD
       Aetna Universal Insurance Berhad
     Aetna S.A.
      Aetna Chile Seguros Generales S.A.
      Aetna Administradora de Fondos de Inversion S.A.
      Aetna Chile Seguros de Vida S.A.
      Aetna Pensiones S.A.
       Administradora de Fondos de Pensiones Santa Maria S.A.
        Santa Maria Internacional S.A.
         Aetna Pensiones Peru S.A. (Peru)(h)
          Administradora de Fondos de Pensiones Integra S.A. (Peru)(i)
      Aetna Credito Hipotecario, S.A.
       Inmobilaria Padre Mariano S.A.(j)
        Inmobilaria Inmarangatu S.A.
        Asesories Previdencia (Chile)
      Cruz-Blanca Isapre, S.A.(k)
       Aetna Salud S.A.
       Prosana S.A.(l)
        Inversiones Cali Limitada
        Inversiones Medellin Limitada
        Rio Madgalena Limitada
        Cruz Blanca EPS S.A. (Columbia)
         Laboratorio Bio Imagen Limitada (Columbia)
      Aetna International Peru S.A.(m)
       Wiese Aetna Compania de Seguros S.A. (Peru)
        Novasalud Peru S.A. Entidad Prestadora de Salud (Peru)
     Arcelia Limited(n)
     Aetna Life and Casualty International Finance N.V.
      Aetna (Netherlands) Holdings B.V.
     Sul America Aetna Seguros de Previdencia S.A.
      Sul America Aetna Companhia Nacional de Seguros e Previdencia (Brazil) Sul Sul America Servicos Medicos S.A.
       Sualet Servicios Medicos (Brazil)
       Brasilsaude Companhia de Segoros (Brazil)
      Clube Dos Executivos, S.A.
       Executivos S/A Administracao e Promocao de Seguros
       Executivos Corretorae Administradora de Seguros S/C LTDA
     Aetna Securiteis Investment Management (Taiwan)Ltd.
     AE Five Incorporated
     Aelan Inc.
     The Aetna Heiwa Life Insurance Company Limited
     Aetna MPF Limited(o)
     Aetna Investment Management (Taiwan) Limited
     Aetna (H.K.) Services Limited
      PLJ Holdings Limited
      Aetna Investment Management (F.E.) Limited
     Osatspa Insurance Co. Ltd.

--------------------
(h) Aetna S.A. Owns 34% of this company
(i) Aetna Pensiones Peru S.A. owns 40% of this company
(j) Aetna S.A. owns 1% of this company
(k) Cruz Blanca Isapre also owns 25% of Health Group, S.A., which, in turn, holds interests in various Chilean health companies. Cruz Blanca Isapre also owns 25% of Cruz Blanca EPS (Columbia)
(l) Cruz Blanca Isapre, S.A. owns 50% interest in this entity.
(m) Aetna Chile Seguros de Vida S.A. and Aetna Chile Seguros Generales S.A. have combined ownership of 14%
(n) Strategic Investors Asia Ltd. Owns 39% of Aetna Life Insurance Company (Bermuda) Ltd.
(o) AII 1-4 L.L.C. holds a 50% interest in this company

     Osatspa Life Insurance Co., Ltd.
     Aetna Phillipine Ventures, Inc.
      Aetna Life Insurance Inc. (Philippines)
      Aetna Healthcare, Inc. (Phillipines)
     Aetna Trust Limited
   Ameribest Life Insurance Company
   CyberLink Development, Inc.
   Equitable of Iowa Companies, Inc.
    Directed Services, Inc.
    Equitable Life Insurance Company of Iowa
     USG Annuity & Life Company
     Equi-Select Series Trust
    Equitable of Iowa Companies Capital Trust
    Equitable of Iowa Companies Capital Trust II
    ING Funds Distributor, Inc.
    Golden American Life Insurance Company
     The GCG Trust
     First Golden American Life Insurance Company of New York
   ING Advisors Network, Inc.
    ING Insurance Agency, Inc.
    Investors Financial Group, Inc.
     Carnegie Financial Corporation
      Carnegie Securities Corporation
     IFG Brokerage Corp.
     IFG Insurance Agency of Oklahoma, Inc.(p)
     IFG Insurance Agency of Texas, Inc.(p)
     Compulife, Inc.
      Compulife Agency, Inc.
     IFG Advisory, Inc.
      IFG Advisory Services, Inc.
      National Alliance of Independent Portfolio Managers, Inc.
     IFG Agency of Ohio, Inc.(p)
     IFG Agency, Inc.
      IFG Insurance Agency of Massachusetts, Inc.(p)

--------------------
(p) Company owned by individual pursuant to state law. Shareholder agreement with parent company.

      IFG Insurance Services of Alabama, Inc.(p)
     IFG Network, Inc.
     IFG Services, Inc.
     Investors Financial Planning Inc.
      Compulife Investor Services, Inc.
      IFG Network Securities, Inc.
      Comprehensive Financial Services, Inc.
     Nanis Investment Services, LLC
     Pennington, Bass & Associates, Inc.
     Planned Investment Resources, Inc.
      Planned Investments, Inc.
    Locust Street Securities, Inc.
     LSSI Nevada, Inc.(p)
     LSSI North Carolina, Inc.(p)
     LSSI Ohio Agency, Inc.(p)
     LSSI Texas, Inc.(p)
     LSSI, Inc.(p)
    United Life & Annuity Insurance Company
     United Variable Services, Inc.
   ING America Life Corporation
    Life Insurance Company of Georgia
     Powers Ferry Properties, L.P.
     Springstreet Associates, Inc.
    Life of Georgia Agency, Inc.
    Southland Life Insurance Company
   Security Life of Denver Insurance Company
    Combined Financial Services, LLC(q)
    Tailored Investment Notes Trust 1991-1
    First ING Life Insurance Company of New York
    First Secured Mortgage Deposit Corporation
    ING America Equities
    Midwestern United Life Insurance Company
   Afore Bital ING, S.A. de C.V.
   First Columbine Life Insurance Company
   ING Funds Service Co., Inc.
   ING Funds Trust(r)
   ING Investment Management LLC(s)
   ING Mutual Funds Management Company, LLC
   ING North America Insurance Corporation
   ING Seguros Sociedad Anonima de Capital Variable
   ING Payroll Management, Inc.
   ING Risk Management(Bermuda) Limited
   ING Variable Insurance Trust(r)
   Lion Custom Investments LLC
   Lion Custom Investments II LLC
   MIA Office Americas, Inc.
   Multi-Financial Group, Inc.
--------------------
(q) ING Investment Management LLC owned 50% by ING America Insurance Holdings, Inc. and 50% by Equitable of Iowa Companies, Inc.
(r) Entities owned by retail public investor.  ING provides services to them
(s) Security Life and Denver holds a 40% membership interest in Combined Financial Services, LLC, and 60% is held by two individuals.

    Multi-Financial Securities Corporation
     Multi-Financial Securities Corporation Massachusetts(p) Multi-Financial Securities Corporation of Ohio(p) Multi-Financial Securities Corporation of Texas(p)
   Orange Investment Enterprises, Inc.
   Quichote, Inc.
    QuickQuote Systems, Inc.
     QuickQuote Financial, Inc.
   ReliaStar Financial Corp.
    ReliaStar Life Insurnace Company
     NWNL Benefits Corporation
     Northern Life Insurance Company
      Nordic, Inc.
     Security Connecticut Life Insurance Company
      ReliaStar Reinsurance Group, Ltd.
     ReliaStar Reinsurance Group (UK) Ltd.
    Washington Square Insurance Agency, Inc.
     Washington Square Insurance Agency, Inc. (Puerto Rico) Washington Square Insurance Agency, Inc. (Ohio) Washington Square Insurance Agency, Inc. (New Mexico)
    IB Holdings LLC
     Northeastern Corporation
     The New Providence Ins. Co. LTD
    ING Pilgrim Capital Corporation
     ING Pilgrim Group, Inc.
      ING Pilgrim Securities, Inc.
       ING Pilgrim Funding, Inc.
      ING Pilgrim Investments, Inc.
      Pilgrim Financial, Inc.
      Lexington Funds Distributor, Inc.
      Market Systems Research Advisors, Inc.
       Market Systems Research, Inc.
      Lexington Global Asset Managers, LTC
      ING Lexington Management Corporation
      Piedmont Asset Advisors, LLC
     Express America T.C. Corp.
     EAMC Liquidation Corp
    ReliaStar Investment Resdarch, Inc.
    Successful Money Management Seminars, Inc.
    PrimeVest Financial Services, Inc.
     PrimeVest Insurance Agency of Alabama, Inc.
     PrimeVest Insurance Agency of New Mexico, Inc. PrimeVest Insurance Agency of Ohio, Inc.
     Granite Investment Services, Inc.
     Branson Insurance Agency, Inc.
     Split Rock Financial, Inc.
     Branwest Investment Services, Inc.
      Branwest Insurance Agency, Inc.
    Arrowhead Ltd.
    ReliaStar Payroll Agent, Inc.
    ReliaStar Managing Underwriters, Inc.
    Financial Northeastern Corp
    Financial Northeastern Securities, Inc.
    FNC Inurance Services, Inc.
    ING National Trust
   Security Life Assignment Corp.
   ING Seguros S.A. de C.V.

   United Protective Company
   Security Life of Denver International Ltd.
   SLR Management (Bermuda) Ltd.
   UC Mortgage Corp.
   Unit Investment Trusts(r)
   United Life & Annuity Insurance Company
    United Variable Services, Inc.
   VESTAX Capital Corporation, Inc.
    VESTAX Securities Corp.
    VTX Agency Inc.
     PMG Agency, Inc.
     VTX Agency of Michigan, Inc.p
     VTX Agency of Massachusetts, Inc.p
     VTX Agency of Texas, Inc.p
   ING US P&C Corporation
    Diversified Settlements, Inc.
    Peerless Insurance Company
    The Netherlands Insurance Company
    America First Insurance Company
    Alabama First Insurance Company
    Excelsior Insurance Company
    Indiana Insurance
     Consolidated Insurance Company
    Cooling-Grumme-Mumford Company, Inc.
  Blue Cross Medical Consultancy (Singapore) Pte. Ltd.
  ING Indonesia Insurance P.T.
  ING Life Insurance Japan
  Nederlandse Reassurantie Groep Holding N.V.
   Nederlandse Reassurantie Groep N.V.
    NRG London Levensherverzekering
    Algemene Levensherverzekering Maatschappij N.V.
    Vereenigde Assurantie Bedrijven "Nederland" N.V.
    Reassurantie Holding Nederland N.V.
     Internationale Reassurantie Maatschappij Nederland N.V.
     Reassurantie Maatschappij Nederland N.V.
    Ruckversicherungs-Clearing A.G.
    Reinsurers Marketing B.V.
    N.V. Beleggingsmaatschappij NRG
    Reassurantie Beleggingen N.V.
    NRG Woningbouw B.V.
    BMA Beleggingsmaatschappij "Alliance" B.V.
    "Traviata" Onroerend Goed B.V.
    The Victory Reinsurance Corporation of the Netherlands N.V.
   NRG Victory Holdings Ltd.
    NRG London Reinsurance Company Ltd.
     NRG Fenchurch Insurance Company Ltd.
    NRG Victory Australia Holdings Ltd.
     NRG Victory Australia Ltd.
    NRG Victory Reinsurance Corporation Ltd.
     The Victory Health Reinsurance Corporation Ltd.
    NRG Victory Management Ltd.
     European Life Marketing & Actuarial Consultancy Ltd.
      European Life Marketing & Actuarial Consultancy 92 Ltd.
    Medical Expenses Development and Insurance Consultancy Services Ltd. NRG Victory Management Services Ltd.
     General Reinsurance Syndicate Ltd.
     General Reinsurance Syndicate Ltd. (Trustee)

     London Reinsurance Comp. Ltd.
     NRG Victory Life and Health Services Ltd.
     NRG Victory Canada Management Ltd.
     NRG Victory Management (Hong Kong) Ltd.
   NRG America Holding Company
    Philadelphia Reinsurance Corporation
    NRG America Life Reassurance Corporation
    NRG American Management Corporation
   Market Run Off Services Ltd.
   NRG Antillean Holding N.V.
    NRG Antillean Reinsurance Company N.V.
    NRG Victory International Ltd.
    NRG Victory Management (Bermuda) Ltd.
    SRO Run-Off Ltd. Bermuda
  ING Life Insurance Co. (Phillippines)
  ING Penta Life Insurance Indonesia P.T.
  ING Insurance Consultants (HK) Ltd.
  ING Reinsurance International Holding Co. Ltd.
   ING Reinsurance International
 Nationale-Nederlanden Nederland B.V.
  Nationale-Nederlanden Schadeverzekering Maatschappij N.V.
   H. van Veeren B.V.
   Nationale-Nederlanden Greek General Insurance Company S.A. Nationale-Nederlanden Levensverzekering Maatschappij N.V.
   B.V. Beleggingsmaatschappij Berendaal
   Consortium Scheveninggen B.V.
   RVS Beroeps-en Bedrijfsfinanciering B.V.
   De Bossche Poort B.V.
   ING Vastgoed V B.V.
    ING Vastgoed Belegging B.V.
     B.V. Beleggingsmaatschappij Vinkendaal
     Muggenburg Beheer B.V.
     Muggenburg C.V.
     ING REI Investment U.K. B.V.
     Nationale-Nederlanden Real Estate Ltd.
     ING Vastgoed Beheer Maatschappij I B.V.
     ING Vastgoed Bewaar Maatschappij I B.V.
     Nationale-Nederlanden Intervest 52 B.V.
     Bouwfonds Nationale-Nederlanden B.V.
     Nationale-Nederlanden Bouwfonds 1975 B.V.
     Bouwfonds AVG B.V.
     Bouwfonds Nemavo B.V.
     Bouwfonds Anklaar-Apeldoorn 1967 B.V.
     Bouwfonds Bilthoven 1969 B.V.
     Bouwfonds Roveso B.V.
     RVS Bouwfonds B.V.
     Bouwfonds Utrecht 1967 B.V.
     Amersfoort Premiewoningen B.V.
     Bouwfonds Valken Staete B.V.
     Nationale-Nederlanden Bouwfonds 1976 B.V.
    ING Real Estate International Investment I B.V.
     ING REI Investment U.K. B.V.
    ING Vastgoed Fondsbelegging BV
     Jetta Vastgoed B.V.
   B.V. Algemene Beleggingsmaatschappij "Lapeg"
   ING Insurance Argentina
   Nationale-Nederlanden Greek Life Insurance Company S.A.

  RVS Levensverzekering N.V.
  RVS Schadeverzekering N.V.
  Tiel Utrecht Levensverzekering N.V.
  Tiel Utrecht Schadeverzekering N.V.
   Utrechtsche Algemeene Brandverzekering Maatschappij N.V.
    Assurantiekantoor A Brugmans B.V.
   Algemene Zeeuwse Verzekering Maatschappij N.V.
  Apollonia Levensverzekering N.V.
  N.V. Nationale Borg-Maatschappij
   N.V. Belegging- en Beheer Maatschappij Keizersgracht
   Antilliaanse Borg-Maatschappij N.V.
  Amfas Exploitatie Maatschappij B.V.
   AVG Exploitatie en Beheer B.V.
   Amfas Hypotheken N.V.
    Noordwester Hypotheken N.V.
   Amfinex II B.V.
   Westermij B.V.
    Amfico B.V.
    AVG Exploitatie I B.V.
    ING Bewaar Maatschappij IV B.V.
    S.C.P. AVG Investissement
  Assurantiemaatschappij "De Zeven Provincien" N.V.
   "Transatlantica" Herverzekering Maatschappij N.V.
   "The Seven Provinces" Insurance Underwriters Ltd.
   Ramus Insurance Ltd.
  Tiel Utrecht Verzekerd Sparen N.V.
  B.V. Algemene Beleggings Maatschappij Reigerdaal
   Oostermij B.V.
  Nationale-Nederlanden Pensioendiensten B.V.
  Nationale-Nederlanden Zorgvezekering N.V.
  B.V. Algemene Beleggingsmaatschappij "Kievietsdaal"
   NeSBIC-Postbank B.V.
   Nitido B.V.
    Podocarpus Beheer B.V.
   Parcom Ventures B.V.
    Parcom Beheer BV
    Parcom CV
    Parcom Services BV
  Postbank Schadeverzekering N.V.
   Maatschappij tot Exploitatie van Onroerende Goederen "Gevers Deynootplein" BV Maatschappij tot Exploitatie van Onroerende Goederen "Kurhaus" B.V.
  Postbank Levensverzekering N.V.
   RVS Beleggingen N.V.
  Netherlands Life Insurance Company Ltd.
  AO Artsen-Verzekeringen N.V.
 Grabenstrasse Staete B.V.
  ING Life Insurance International N.V.
  Nationale-Nederlanden Internationale Schadeverzekering N.V.
   Fatum Vermogensbeheer
   N.V. Surinaamse Verzekeringsagenturen Maatschappij
   Seguros Norman Moron N.V.
   N.V. Arubaanse Verzekeringsagenturen Maatschappij
  Nationale-Nederlanden Herverzekering Maatschappij N.V.
   AVG Exploitatie IX B.V.
   Jahnstrasze Gebaude B.V.
   Maatschappij tot Exploitatie van Onroerende Goederen "Palace" B.V. Nationale-Nederlanden Interfinance B.V.

  Maatschappij tot Exploitatie van Onroerende Goederen "Grand Hotel" B.V.
  N.V. Haagsche Herverzekering Maatschappij van 1836
   Baring Central European Investments B.V.
   Baring Asian Flagship Investments B.V.
  ING Fund Management B.V.
  Wijkertunnel Beheer I B.V.
  Nationale-Nederlanden Beleggingsrekening N.V.
  Nationale-Nederlanden CSFR Real Estate v.o.s.
  ING Bewaar Maattschappij I B.V
  ING Vastgoed B.V.
   ING Real Estate (Asia) PTE Ltd.
   ING Real Estate North America Corporation
  Nationale-Nederlanden Intervest XII B.V.
  B.V. Algemene Beleggingsmaatschappij Van Markenlaan
  Kantoorgebouw Johan de Wittlaan B.V.
  Nationale-Nederlanden Holdinvest B.V.
   Nationale-Nederlanden International Investment Advisors B.V.
   B.V. Algemene Beleggingsmaatschappij Fazantendaal
   Maatschappij Stadhouderslaan B.V.
   DESKA LII B.V.
   J.H. Alta en Co. B.V.
   Westland/Utrecht Projektontwikkeling B.V.
   Bouwonderneming Amer LII B.V.
   ING Real Estate Colombo B.V.
   Loeffpleingarage B.V.
   B.V. Maatschappij tot Exploitatie van Onroerende Goederen Smeetsland
   B.V. Vastgoedmaatschappij "Combuta"
   B.V. Vastgoed Maatschappij "Promes"
   Beheer- en Exploitatiemaatschappij "De Vestingwachter" B.V.
   Nationale-Nederlanden Hypotheekbank N.V.
    N.V. Arnhemsche Hypotheekbank voor Nederland
   Nationale-Nederlanden Financiering Maatschappij B.V.
   B.V. Betaalzegelbedrijf "De Voorzorg" J. van Ouwel
   Nationale-Nederlanden Finance Corporation (Curacao) I.L.
   Nationale-Nederlanden Vermogensbeheer B.V.
   NeSBIC Nationale-Nederlanden B.V.
  BOZ B.V.
   ABV Staete B.V.
   B.V. "De Administratie" Maatschappij tot Exploitatie van Onroerende Goederen Amersfoort-Staete B.V.
   Arnhem Staete B.V.
   Belart Staete B.V.
    Belart S.A.
     N.V. Square Montgomery
      Steenstaete S.A.
   Berkel-Staete I B.V.
    Berkel-Staete II B.V.
   Blijenhoek Staete B.V.
    S.N.C. Blijenhoek Staete et Cie
     SNC Peau Bearn
   Brussel Staete B.V.
   Grote Markt Staete B.V.
   Hoogoorddreef I B.V.
    SNC Haven
   Trompenburg Parking B.V.
   Lena Vastgoed B.V.
    S.A. du 59 Avenue d'lena

     SNC le Murier
   Kleber Vastgoed B.V.
    S.A. du 42 Avenue Kleber
   B.V. De Oude Aa-Stroom
   Portefeuille Staete B.V.
    S.C.I. 1e Portefeuille
     S.C.I. le Michelet
     S.C.I. Roissy Bureaux International
     S.C.I. Square d'Asnieres
     SNC Le Dome
   B.V. Amiloh
   ING Vastgoed N.V.
   Immo Management Service S.A.
   S.A. Regent-Bruxelles
   Nationale-Nederlanden/Immobilier S.A.R.L.
   Immogerance S.A.R.L.
   Nationale-Nederlanden Intervest IV B.V.
    SAS Espace Daumesnil
   Nationale-Nederlanden V B.V.
   Nationale-Nederlanden VII B.V.
   ING Real Estate Espace Daumesnil B.V.
   ING Real Estate Parking Daumesnil Viaduc B.V.
    SAS Parking Daumesnil Viaduc
   Cadran Invest S.A.
  ING Bewaar Maatschappij II B.V.
  ING Bewaar Maatschappij III B.V.
  ING REI Investment Spain B.V.
   ING Inmeubles S.A.
  ING Bewaar Maatschappij V B.V.
  ING Asset Management B.V.
  Postbank Verzekeringen Beheer Maatschappij B.V.
  Postbank Verzekeringen Bewaar Maatschappij B.V.
  ING Vastergoed B.V.
  Nationale-Nederlanden Intervest IX B.V.
   Nationale-Nederlanden CSFR Intervest S.R.O.
   ING Real Estate Praha Housing a.s.
   Nationale-Nederlanden Praha Real Estate V.O.S.
  Nationale-Nederlanden Intervest XI B.V.
   Nationale-Nederlanden Hungary Real Estate KFT
  ING Investment Management (Hungary) Rt.
  ING Investment Management (Asia Pacific) Limited
  ING Investment Management (Czech Republic) S.A.
  IIM India (India) Private Ltd.


ITEM 27.   NUMBER OF CONTRACT OWNERS

     As of December 31, 2000, there were 611,713 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28.   INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING GROEP N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, and Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS acts as the principal underwriter for Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account B of Aetna, Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) The following are the directors and principal officers of the Principal Underwriter:

NAME AND PRINCIPAL                   POSITIONS AND OFFICES WITH
BUSINESS ADDRESS*                    PRINCIPAL UNDERWRITER
Maureen M. Gillis                    Director and President

Allan Baker                          Director and Senior Vice President

Robert L. Francis                    Director and Senior Vice President

Marie Augsberger                     Senior Vice President

Steven A. Haxton                     Senior Vice President

Gary J. Hegedus                      Senior Vice President

Deborah Koltenuk                     Vice President, Treasurer and Chief Financial Officer

Therese Squillacote                  Vice President and Chief Compliance Officer

Martin T. Conroy                     Vice President and Assistant Treasurer

Reginald Bowen                       Vice President

Christina Lareau                     Vice President

Dwyatt McClain                       Vice President

Terran Titus                         Vice President

William T. Abramowicz                Vice President

Douglas J. Ambrose                   Vice President

Louis E. Bachetti                    Vice President

Ronald R. Barhorst                   Vice President

Robert H. Barley                     Vice President

Steven M. Bresler                    Vice President

David Brounley                       Vice President

Daniel P. Charles                    Vice President

NAME AND PRINCIPAL                   POSITIONS AND OFFICES WITH
BUSINESS ADDRESS*                    PRINCIPAL UNDERWRITER
Brian D. Comer                       Vice President

Albert J. DiCristofaro, Jr.          Vice President

John B. Finigan                      Vice President

Brian P. Harrington                  Vice President

Bernard P. Heffernon                 Vice President

William S. Jasien                    Vice President

Jess D. Kravitz                      Vice President

George D. Lessner                    Vice President

Katherine E. Lewis                   Vice President

Susan J. Lewis                       Vice President

James F. Lille                       Vice President

David J. Linney                      Vice President

Richard T. Mason                     Vice President

Joseph F. McClain                    Vice President

Pamela Mulvey                        Vice President

W. Michael Montgomery                Vice President

Scott T. Neeb                        Vice President

Patrick F. O'Christie                Vice President

Paulette Playce                      Vice President

Marcellous J. Reed                   Vice President

Charles A. Sklader                   Vice President

Frank W. Snodgrass                   Vice President

S. Bradford Vaughan, Jr.             Vice President

Mark Woolhiser                       Vice President

NAME AND PRINCIPAL                   POSITIONS AND OFFICES WITH
BUSINESS ADDRESS*                    PRINCIPAL UNDERWRITER
David A. Kelsey                      Assistant Vice President

John F. Todd                         Corporate Secretary and Counsel (Chief Legal Officer)

*The principal business address of all directors and officers listed is:
 151 Farmington Avenue, Hartford, Connecticut  06156

     (c) Not Applicable

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

                                 and

                      Aetna Service Center
                      18 Corporate Woods Blvd., Fourth Floor
                      P.O. Box 12894
                      Albany, New York  12212-2894

ITEM 31.   MANAGEMENT SERVICES

     Not applicable

ITEM 32.   UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-81216) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 19th day of January, 2001.

                                            VARIABLE ANNUITY ACCOUNT C OF AETNA
                                            LIFE INSURANCE AND ANNUITY COMPANY
                                              (REGISTRANT)

                                          By:  AETNA LIFE INSURANCE AND ANNUITY
                                               COMPANY
                                                  (DEPOSITOR)

                                          By:  Thomas J. McInerney*
                                               --------------------------------
                                               Thomas J. McInerney
                                               President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                              TITLE                                             DATE
Thomas J. McInerney*                   Director and President                    )
-------------------------------------  (principal executive officer)             )
Thomas J. McInerney                                                              )
                                                                                 )
Wayne R. Huneke*                       Director                                  )   January
-------------------------------------                                            )
Wayne R. Huneke                                                                  )   19, 2001
                                                                                 )
Phillip R. Lowery*                     Director                                  )
-------------------------------------                                            )
Phillip R. Lowery                                                                )
                                                                                 )
Robert C. Salipante*                   Director                                  )
-------------------------------------                                            )
Robert C. Salipante                                                              )
                                                                                 )
Mark A. Tullis*                        Director                                  )
-------------------------------------                                            )
Mark A. Tullis                                                                   )
                                                                                 )
Michael W. Cunningham*                 Chief Financial Officer                   )
-------------------------------------                                            )
Michael W. Cunningham                                                            )

Deborah Koltenuk*                      Corporate Controller                      )
-------------------------------------                                            )
Deborah Koltenuk                                                                 )

By:   /s/ Julie E. Rockmore
      ------------------------------------------------------------
      Julie E. Rockmore
      *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

EXHIBIT NO.             EXHIBIT
99-B.4.5                Form of Endorsement (ESUNY401-01) to Contract G-401-IB(X/M)
                        and Certificate GC401-IB(X/M)
                                                                                       -----------------

99-B.9                  Opinion and Consent of Counsel
                                                                                       -----------------

99-B.10                 Consent of Independent Auditors
                                                                                       -----------------

99-B.14.1               Powers of Attorney
                                                                                       -----------------